UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-8009

                           PBHG Insurance Series Fund
               (Exact name of registrant as specified in charter)
                                    --------


                            1400 Liberty Ridge Drive
                                 Wayne, PA 19087
               (Address of principal executive offices) (Zip code)

                                David J. Bullock
                    1400 Liberty Ridge Drive, Wayne, PA 19087
                     (Name and address of agent for service)

                                   Copies to:

--------------------------------------------------------------------------------
    William H. Rheiner, Esq.                        John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
  1735 Market Street, 51st Floor                  1400 Liberty Ridge Drive
   Philadelphia, PA 19103-7599                         Wayne, PA 19087
          (215) 864-8600                               (610) 341-9000
--------------------------------------------------------------------------------

       Registrant's telephone number, including area code: 1-800-433-0051

                   Date of fiscal year end: December 31, 2004

                     Date of reporting period: June 30, 2004

Item 1.    Reports to Stockholders.


[LOGO OMITTED]

INSURANCE SERIES FUND
SEMI-ANNUAL REPORT JUNE 30, 2004


O PBHG GROWTH II PORTFOLIO
O PBHG LARGE CAP GROWTH PORTFOLIO
O PBHG MID-CAP PORTFOLIO
O PBHG SELECT VALUE PORTFOLIO
O PBHG SELECT 20 PORTFOLIO
O PBHG SMALL CAP PORTFOLIO
O PBHG SMALL CAP GROWTH PORTFOLIO
O PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

[BLANK PAGE]

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

Dear Shareholder:

For the six months ended June 30, 2004, the PBHG Growth II Portfolio trailed the benchmark Russell Midcap(R) Growth Index. The Portfolio's overweight in technology was a drag on performance and accounted for much of the underperformance relative to the benchmark. For the six months ended June 30, 2004, PBHG Growth II Portfolio returned at net asset value 2.54% versus the return of 5.94% for its benchmark, the Russell Midcap(R) Growth Index. Investors should keep in mind that past performance is no guarantee of future results and the investment return of the Portfolio will fluctuate.

PERFORMANCE DISCUSSION
The technology sector lagged other areas, both for the Portfolio and the benchmark, due to questions surrounding appropriate valuations in light of last year's strong outperformance and some lingering soft spots observed within various technology sub-sectors. Individual detractors from performance included Foundry Networks and QLogic, whose earnings guidance fell below expectations. Lam Research also posted disappointing results after questions about the length and strength of the semiconductor equipment cycle arose. There were a few bright spots in this sector, which included communication integrated circuit makers Broadcom and Marvell Technology Group, both of which advanced appreciably over the past six months due to strong end markets for their various chip products.

Our slight overweight in health care should have helped Portfolio returns since that sector was the second best performer for the benchmark, but our performance lagged because of losses in Taro Pharmaceutical Industries and Odyssey Healthcare. However, strong performance from Varian Medical Systems and Celgene helped to offset some of these losses.

Our overweight position in services was beneficial to the Portfolio, as our holdings generally outperformed for the period. We maintained our belief that for-profit education stocks would be substantial participants in the growing education market. Career Education, Apollo Group and University of Phoenix Online all continued to show positive performance during the period. Strong stock performance in the consumer sector also helped returns, with top performers including retailers Chico's FAS, Coach and Petsmart. Within the sector, however, our restaurant holdings, Applebee's International and Cheesecake Factory, were laggards.

Another drag on performance came from energy and transportation, or rather our lack of exposure to the sectors, which posted strong gains for the quarter. The underperformance of our financial holdings, despite our underweighting in the sector, also detracted from returns.

LOOKING FORWARD
In our opinion, the outlook for stocks through the remainder of the summer is hazy. Concerns still linger, but positive influences are also at work. Now that the Fed's position on interest rates has been made clearer, our hope is that the market can return its attention back to earnings. We expect second quarter earnings to be strong, although new worries are emerging that the second quarter results for some companies, particularly several in the technology sector, may disappoint. With the Fed's promise of an incremental and measured approach to monetary tightening, overall economic and business growth could continue to benefit from an extended period of relatively low interest rates for some time to come. Furthermore, we believe the economic indicators look good. Consumer confidence recorded another gain in June, spending has remained strong, and oil prices have abated. Although June's employment numbers were disappointing, the ongoing trend in the creation of new jobs has been upward. Terrorism and the situation in Iraq still pose threats to the equity market in the form of exogenous shocks, but only time will tell. In this uncertain environment, we believe our bottom-up approach and focus on individual company fundamentals should prove beneficial.

Sincerely,

/S/MICHAEL S. SUTTON                /S/PETER J. NIEDLAND         /S/JAMES M. SMITH

Michael S. Sutton, CFA              Peter J. Niedland, CFA       James M. Smith, CFA
Portfolio Manager                   Portfolio Manager            Portfolio Manager

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO                                             (UNAUDITED)

-----------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURN 1 AS OF JUNE 30, 2004
-----------------------------------------------------------------------------------------------------

                                                         Annualized      Annualized    Annualized
                                             One Year    Three Year       Five Year   Inception to
                              Six Months 2    Return       Return          Return         Date 3
-----------------------------------------------------------------------------------------------------
PBHG Growth II Portfolio         2.54%        15.60%       (9.88)%         (6.76)%        0.35%
-----------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUNDS THAT INVEST IN SMALLER CAPITALIZATION COMPANIES INVOLVE GREATER RISK AND PRICE VOLATILITY THAN FUNDS THAT INVEST IN LARGER, MORE ESTABLISHED COMPANIES. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE LOWER OR HIGHER THAN SHOWN, IS AVAILABLE BY CALLING 1.888.724.4669.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN PBHG GROWTH II PORTFOLIO VERSUS THE RUSSELL MIDCAP(R) GROWTH INDEX AND THE LIPPER MID-CAP GROWTH FUNDS AVERAGE

                    [LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                                 PBHG                 RUSSELL MIDCAP(R)             LIPPER MID-CAP
                              GROWTH II                GROWTH INDEX 4            GROWTH FUNDS AVERAGE 4
4/30/97                          10000                     10000                         10000
5/31/97                          10090                     10896                         11043
6/30/97                          10450                     11198                         11477
7/31/97                          11300                     12269                         12409
8/31/97                          10960                     12150                         12338
9/30/97                          11440                     12765                         13219
10/31/97                         10830                     12125                         12587
11/30/97                         10580                     12253                         12523
12/31/97                         10750                     12414                         12677
1/31/98                          10380                     12190                         12491
2/28/98                          11250                     13336                         13621
3/31/98                          11710                     13895                         14301
4/30/98                          12140                     14084                         14447
5/31/98                          11240                     13505                         13708
6/30/98                          11840                     13887                         14320
7/31/98                          10950                     13292                         13600
8/31/98                          8430                      10755                         10863
9/30/98                          9320                      11569                         11648
10/31/98                         9720                      12420                         12222
11/30/98                         10240                     13258                         13091
12/31/98                         11630                     14631                         14643
1/31/99                          12620                     15070                         15108
2/28/99                          11490                     14333                         14091
3/31/99                          12460                     15131                         15008
4/30/99                          13380                     15821                         15663
5/31/99                          13190                     15617                         15649
6/30/99                          14550                     16707                         16802
7/31/99                          14550                     16175                         16583
8/31/99                          15170                     16007                         16496
9/30/99                          15370                     15871                         16677
10/31/99                         16850                     17098                         18093
11/30/99                         18550                     18869                         20116
12/31/99                         23050                     22136                         23714
1/31/2000                        22990                     22132                         23337
2/29/2000                        31010                     26784                         28777
3/31/2000                        27110                     26812                         27994
4/30/2000                        23510                     24209                         25436
5/31/2000                        21420                     22445                         23513
6/30/2000                        27680                     24826                         26515
7/31/2000                        25960                     23254                         25741
8/31/2000                        31340                     26761                         29059
9/30/2000                        29655                     25453                         28126
10/31/2000                       24772                     23711                         26214
11/30/2000                       17834                     18558                         21605
12/31/2000                       19207                     19536                         23059
1/31/2001                        19746                     20651                         23581
2/28/2001                        14517                     17079                         20326
3/31/2001                        11669                     14635                         18070
4/30/2001                        14049                     17074                         20408
5/31/2001                        13836                     16994                         20443
6/30/2001                        14009                     17003                         20347
7/31/2001                        12859                     15857                         19244
8/31/2001                        11536                     14707                         17895
9/30/2001                        9787                      12277                         15286
10/31/2001                       10336                     13567                         16312
11/30/2001                       11089                     15028                         17692
12/31/2001                       11435                     15599                         18384
1/31/2002                        10916                     15092                         17797
2/28/2002                        10021                     14237                         16852
3/31/2002                        10682                     15323                         17953
4/30/2002                        10723                     14512                         17310
5/31/2002                        10275                     14079                         16766
6/30/2002                        9532                      12525                         15266
7/31/2002                        8586                      11308                         13680
8/31/2002                        8373                      11269                         13541
9/30/2002                        7955                      10374                         12627
10/31/2002                       8230                      11177                         13340
11/30/2002                       8484                      12052                         14113
12/31/2002                       7955                      11324                         13227
1/31/2003                        7884                      11213                         13052
2/28/2003                        7711                      11115                         12854
3/31/2003                        7793                      11322                         13030
4/30/2003                        8189                      12093                         13934
5/31/2003                        8800                      13257                         15120
6/30/2003                        8871                      13446                         15359
7/31/2003                        9217                      13926                         15935
8/31/2003                        9807                      14693                         16754
9/30/2003                        9461                      14408                         16226
10/31/2003                       10326                     15570                         17524
11/30/2003                       10428                     15986                         17935
12/31/2003                       10000                     16161                         18028
1/31/2004                        10336                     16694                         18533
2/29/2004                        10377                     16974                         18751
3/31/2004                        10275                     16942                         18744
4/30/2004                        9797                      16464                         18020
5/31/2004                        10133                     16852                         18415
6/30/2004                        10255                     17120                         18842

1 The PBHG Growth II Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Growth II Portfolio should have a long-term investment horizon. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed by the variable annuity provider. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the portfolio's investment objectives, risks, charges and expenses and should be read carefully and considered before investing.
2 The six month return has not been annualized.
3 PBHG Growth II Portfolio commenced operations on April 30, 1997.
4 For more information on the Russell Midcap(R) Growth Index and the Lipper
  Mid-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 13.

SECTOR WEIGHTINGS AT JUNE 30, 2004

[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

CONSUMER CYCLICAL                22%
FINANCIAL                         2%
HEALTH CARE                      23%
INDUSTRIAL                        8%
SERVICES                         12%
TECHNOLOGY                       33%

% of Total Portfolio Investments in Common Stock



TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2004

Corporate Executive Board                         3.2%
Zebra Technologies, Cl A                          2.7%
Broadcom, Cl A                                    2.6%
University of Phoenix Online                      2.6%
Cognos                                            2.2%
Coach                                             2.1%
Chico's FAS                                       2.1%
Omnicare                                          2.1%
Symantec                                          2.0%
Invitrogen                                        2.0%
------------------------------------------------------
COMBINED TOP TEN HOLDINGS AS A %
OF TOTAL PORTFOLIO INVESTMENTS IN
COMMON STOCK                                     23.6%

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--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

STATEMENT OF NET ASSETS
AS OF JUNE 30, 2004 (UNAUDITED)


--------------------------------------------------------------------------------
                                                       Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.5%
CONSUMER CYCLICAL -- 21.0%
APPAREL MANUFACTURERS -- 2.1%
Coach*                                 27,700       $   1,252
                                                    ---------
                                                        1,252
--------------------------------------------------------------------------------
CASINO HOTELS -- 1.3%
Mandalay Resort Group                   5,900             405
Station Casinos                         7,300             353
                                                    ---------
                                                          758
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.2%
International Game Technology           2,400              93
                                                    ---------
                                                           93
--------------------------------------------------------------------------------
CRUISE LINES -- 1.1%
Royal Caribbean Cruises                15,100             655
                                                    ---------
                                                          655
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 1.5%
CDW Computer Centers                   14,300             912
                                                    ---------
                                                          912
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 0.3%
Electronic Arts*                        3,000             164
                                                    ---------
                                                          164
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 5.2%
American Eagle Outfitters*             12,100             350
AnnTaylor Stores*                      21,600             626
Chico's FAS*                           27,700           1,251
HOT Topic*                              5,600             115
Nordstrom                               6,700             286
Pacific Sunwear of California*         18,250             357
Ross Stores                             6,000             161
                                                    ---------
                                                        3,146
--------------------------------------------------------------------------------
RETAIL-AUTO PARTS -- 1.4%
O'Reilly Automotive*                   18,500             836
                                                    ---------
                                                          836
--------------------------------------------------------------------------------
RETAIL-GARDENING PRODUCTS -- 1.3%
Tractor Supply*                        18,800             786
                                                    ---------
                                                          786
--------------------------------------------------------------------------------
RETAIL-MAIL ORDER -- 1.2%
Williams-Sonoma*                       21,400             705
                                                    ---------
                                                          705
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 0.8%
Staples                                17,300             507
                                                    ---------
                                                          507
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------
RETAIL-PET FOOD & SUPPLIES -- 2.3%
Petco Animal Supplies*                 18,900   $         609
Petsmart                               24,700             802
                                                    ---------
                                                        1,411
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.8%
Applebee's International               23,750             547
Cheesecake Factory*                    13,300             529
                                                    ---------
                                                        1,076
--------------------------------------------------------------------------------
TELEVISION -- 0.5%
Univision Communications, Cl A*         9,300             297
                                                    ---------
                                                          297
                                                    ---------
TOTAL CONSUMER CYCLICAL (COST $10,078)                 12,598
                                                    ---------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.3%
FOOD-WHOLESALE/DISTRIBUTION -- 0.3%
United Natural Foods*                   7,100             205
                                                    ---------
                                                          205
                                                    ---------
TOTAL CONSUMER NON-CYCLICAL (COST $202)                   205
                                                    ---------
--------------------------------------------------------------------------------
FINANCIAL -- 1.9%
FIDUCIARY BANKS -- 0.4%
Investors Financial Services            5,800             253
                                                    ---------
                                                          253
--------------------------------------------------------------------------------
FINANCE-OTHER SERVICES -- 1.1%
Chicago Mercantile Exchange             4,600             664
                                                    ---------
                                                          664
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.4%
New York Community Bancorp             11,466             225
                                                    ---------
                                                          225
                                                    ---------
TOTAL FINANCIAL (COST $999)                             1,142
                                                    ---------
--------------------------------------------------------------------------------
HEALTH CARE -- 22.3%
DENTAL SUPPLIES & EQUIPMENT -- 1.4%
Dentsply International                 16,300             849
                                                    ---------
                                                          849
--------------------------------------------------------------------------------
DIAGNOSTIC EQUIPMENT -- 0.6%
Gen-Probe*                              8,100             383
                                                    ---------
                                                          383
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 2.0%
St. Jude Medical*                       6,300             477
Techne*                                16,600             721
                                                    ---------
                                                        1,198
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.5%
Henry Schein*                          11,900             751
Varian Medical Systems*                 9,100             722
                                                    ---------
                                                        1,473
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO


--------------------------------------------------------------------------------
                                                       Market
Description                             Shares       Value (000)
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 5.1%
Affymetrix*                            12,500     $       409
Celgene*                               18,100           1,036
Integra LifeSciences Holdings*          6,500             229
Invitrogen*                            16,500           1,188
Martek Biosciences*                     3,700             208
                                                    ---------
                                                        3,070
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 2.5%
Eon Labs*                              20,200             827
Taro Pharmaceutical Industries*        14,900             648
                                                    ---------
                                                        1,475
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.4%
Lincare Holdings*                       9,400             309
Select Medical                         39,600             531
                                                    ---------
                                                          840
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 3.1%
Caremark Rx*                           18,100             596
Omnicare                               28,900           1,237
                                                    ---------
                                                        1,833
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 1.5%
Resmed*                                18,200             927
                                                    ---------
                                                          927
--------------------------------------------------------------------------------
THERAPEUTICS -- 1.4%
ImClone Systems*                        6,000             515
Medicines*                             10,100             308
                                                    ---------
                                                          823
--------------------------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 0.8%
VCA Antech*                            10,500             471
                                                    ---------
                                                          471
                                                    ---------
TOTAL HEALTH CARE (COST $10,211)                       13,342
                                                    ---------
--------------------------------------------------------------------------------
INDUSTRIAL -- 7.4%
AEROSPACE/DEFENSE -- 0.3%
Armor Holdings*                         5,100             173
                                                    ---------
                                                          173
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 1.6%
Stericycle*                            18,600             962
                                                    ---------
                                                          962
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.3%
Symbol Technologies                    11,800             174
                                                    ---------
                                                          174
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 1.8%
Cognex                                 28,400           1,093
                                                    ---------
                                                        1,093
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.7%
Fisher Scientific International*        6,900             399
                                                    ---------
                                                          399
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
MACHINERY-PRINT TRADE -- 2.7%
Zebra Technologies, Cl A*              18,700   $       1,627
                                                    ---------
                                                        1,627
                                                    ---------
TOTAL INDUSTRIAL (COST $2,968)                          4,428
                                                    ---------
--------------------------------------------------------------------------------
SERVICES -- 11.2%
ADVERTISING SERVICES -- 0.2%
Getty Images*                           2,400             144
                                                    ---------
                                                          144
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 2.6%
CACI International, Cl A*               8,900             359
Cognizant Technology Solutions*        46,600           1,184
                                                    ---------
                                                        1,543
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 3.2%
Corporate Executive Board              32,900           1,901
                                                    ---------
                                                        1,901
--------------------------------------------------------------------------------
SCHOOLS -- 5.2%
Apollo Group, Cl A*                     6,000             530
Career Education*                      15,040             685
Corinthian Colleges*                   16,040             397
University of Phoenix Online*          17,600           1,542
                                                    ---------
                                                        3,154
                                                    ---------
TOTAL SERVICES (COST $3,238)                            6,742
                                                    ---------
--------------------------------------------------------------------------------
TECHNOLOGY -- 32.4%
APPLICATIONS SOFTWARE -- 1.6%
Infosys Technologies ADR                1,600             149
Red Hat*                               15,200             349
Siebel Systems*                        46,000             491
                                                    ---------
                                                          989
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.5%
Nextel Partners, Cl A*                 19,800             315
                                                    ---------
                                                          315
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 1.8%
Avid Technology*                       19,500           1,064
                                                    ---------
                                                        1,064
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 1.0%
Autodesk                               13,700             587
                                                    ---------
                                                          587
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.3%
Network Appliance*                     35,200             758
                                                    ---------
                                                          758
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 2.2%
Cognos*                                36,900           1,334
                                                    ---------
                                                        1,334
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 2.5%
Jabil Circuit*                         30,200             760
Vishay Intertechnology*                40,100             745
                                                    ---------
                                                        1,505
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 5.3%
Broadcom, Cl A*                        33,700       $   1,576
Microchip Technology                   15,200             479
Omnivision Technologies*               17,300             276
Silicon Laboratories*                  18,400             853
                                                    ---------
                                                        3,184
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.2%
Novell*                                17,700             149
                                                    ---------
                                                          149
--------------------------------------------------------------------------------
INTERNET CONTENT-INFORMATION/NETWORKS -- 1.3%
Ask Jeeves*                            20,800             812
                                                    ---------
                                                          812
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.2%
Avocent*                                3,000             110
                                                    ---------
                                                          110
--------------------------------------------------------------------------------
INTERNET SECURITY -- 2.9%
McAfee*                                27,400             497
Symantec*                              28,000           1,226
                                                    ---------
                                                        1,723
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 2.7%
Foundry Networks*                      26,700             376
Juniper Networks*                      36,500             897
Polycom*                               14,900             334
                                                    ---------
                                                        1,607
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 4.2%
Cypress Semiconductor*                 31,500             447
Emulex*                                30,400             435
Linear Technology                      16,500             651
Marvell Technology Group*              37,400             999
                                                    ---------
                                                        2,532
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 3.0%
Lam Research*                          33,500             898
Varian Semiconductor
   Equipment Associates*               22,900             883
                                                    ---------
                                                        1,781
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.7%
Adtran                                 20,500             684
Andrew*                                15,800             316
                                                    ---------
                                                        1,000
                                                    ---------
TOTAL TECHNOLOGY (COST $15,444)                        19,450
                                                    ---------
TOTAL COMMON STOCK (COST $43,140)                      57,907
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        Face          Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.0%
Morgan Stanley
   1.40%, dated 06/30/04, to be
   repurchased on 07/01/04, repurchase
   price $2,375,980 (collateralized by
   U.S. Government Obligations:
   total market value $2,425,990) (A)$  2,376       $   2,376
                                                    ---------
TOTAL REPURCHASE AGREEMENT (COST $2,376)                2,376
                                                    ---------
TOTAL INVESTMENTS-- 100.5% (COST $45,516)              60,283
                                                    ---------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.5%)
Payable for investment advisory fees                      (42)
Payable for administrative fees                            (7)
Payable for trustees' fees                                 (2)
Other assets and liabilities, net                        (257)
                                                    ---------
TOTAL OTHER ASSETS AND LIABILITIES                       (308)
                                                    ---------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value, unlimited
   authorization) based on 5,952,046
   outstanding shares of beneficial interest          311,496
Accumulated net investment loss                          (301)
Accumulated net realized loss on investments         (265,987)
Net unrealized appreciation on investments             14,767
                                                    ---------
TOTAL NET ASSETS-- 100.0%                           $  59,975
                                                    =========
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $10.08
                                                    =========
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

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---------------------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

STATEMENT OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
INVESTMENT INCOME:
     Dividends..................................................................     $    65
     Interest...................................................................           8
                                                                                     -------
        Total Investment Income.................................................          73
                                                                                     -------
EXPENSES:
     Investment Advisory Fees...................................................         272
     Administrative Fees........................................................          48
     Trustees' Fees.............................................................           5
     Printing Fees..............................................................          21
     Transfer Agent Fees........................................................          12
     Professional Fees..........................................................           9
     Custodian Fees.............................................................           6
     Other Fees.................................................................           1
                                                                                     -------
          Total Expenses........................................................         374
                                                                                     -------
NET INVESTMENT LOSS ............................................................        (301)
                                                                                     -------
Net Realized Gain from Security Transactions....................................       2,512
Net Change in Unrealized Depreciation on Investments............................        (469)
                                                                                     -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.................................       2,043
                                                                                     -------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................     $ 1,742
                                                                                     -------

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2003, RESPECTIVELY


                                                                                      01/01/04           01/01/03
                                                                                         to                 to
                                                                                      06/30/04           12/31/03
                                                                                      ---------          ---------
INVESTMENT ACTIVITIES:
   Net Investment Loss.............................................................    $  (301)           $  (700)
   Net Realized Gain from Security Transactions....................................      2,512              8,334
   Net Change in Unrealized Appreciation (Depreciation) on Investments ............       (469)            10,047
                                                                                       -------            -------
   Net Increase in Net Assets Resulting from Operations............................      1,742             17,681
                                                                                       -------            -------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued...................................................................      1,761             20,485
   Shares Redeemed.................................................................    (15,446)           (42,669)
                                                                                       -------            -------
   Decrease in Net Assets Derived from Capital Share Transactions..................    (13,685)           (22,184)
                                                                                       -------            -------
   Total Decrease in Net Assets....................................................    (11,943)            (4,503)
                                                                                       -------            -------
NET ASSETS:
   Beginning of Period.............................................................     71,918             76,421
                                                                                       -------            -------
   End of Period...................................................................    $59,975            $71,918
                                                                                       -------            -------
   Accumulated Net Investment Loss.................................................    $  (301)           $   --
                                                                                       -------            -------
SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................................        174              2,413
   Shares Redeemed.................................................................     (1,535)            (4,869)
                                                                                       -------            -------
   Net Decrease in Shares Outstanding..............................................     (1,361)            (2,456)
                                                                                       -------            -------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD



                                      Net
             Net                 Realized and                                                    Net                         Net
            Asset                 Unrealized                   Distributions                    Asset                      Assets,
           Value,        Net       Gains or        Total           from                        Value,                        End
          Beginning  Investment     Losses         from           Capital       Total            End         Total        of Period
          of Period     Loss     on Securities  Operations         Gains    Distributions     of Period     Return          (000)
------------------------------------------------------------------------------------------------------------------------------------
  2004**  $  9.83     $(0.05)1     $ 0.30        $ 0.25             --           --             $10.08       2.54%+      $  59,975
  2003       7.82      (0.08)1       2.09          2.01             --           --               9.83      25.70%          71,918
  2002      11.24      (0.13)       (3.29)        (3.42)            --           --               7.82     (30.43)%         76,421
  2001      18.88      (0.07)1      (7.57)        (7.64)            --           --              11.24     (40.47)%        154,096
  2000      23.05      (0.06)       (3.62)        (3.68)          $(0.49)      $(0.49)           18.88     (16.67)%        368,948
  1999      11.63      (0.04)1      11.46         11.42             --           --              23.05      98.19%         178,602



                                                                     Ratio
                                                                     of Net
                                    Ratio            Ratio         Investment
                                   of Net         of Expenses         Loss
                   Ratio         Investment       to Average       to Average
                of Expenses         Loss          Net Assets       Net Assets       Portfolio
                to Average       to Average       (Excluding       (Excluding       Turnover
                Net Assets       Net Assets        Waivers)         Waivers)          Rate
-----------------------------------------------------------------------------------------------
  2004**           1.17%*          (0.95)%*         1.17%*          (0.95)%*         15.34%+
  2003             1.10%           (0.90)%          1.10%           (0.90)%         194.63%
  2002             1.12%           (0.89)%          1.12%           (0.89)%         169.74%
  2001             1.07%           (0.57)%          1.07%           (0.57)%         163.56%
  2000             1.05%           (0.42)%          1.05%           (0.42)%         145.87%
  1999             1.20%           (0.38)%          1.20%           (0.38)%         236.82%

  *  Annualized.
 ** For the six month period ended June 30, 2004 (Unaudited).
  + Total return and portfolio turnover have not been annualized.
  1 Per share calculations were performed using average shares for the period.

    Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2004 (UNAUDITED)

1.  ORGANIZATION

PBHG Growth II Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), the PBHG Stable Value Portfolio (the "Stable Value Portfolio") and the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Select 20 Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio, the Small Cap Portfolio or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objective, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2004, 53% and 22%, respectively, of the outstanding shares of the Portfolio were held by the separate accounts of two participating insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. PBHG Fund Services (the"Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

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--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

COMPENSATING BALANCES -- If the Portfolio has a cash overdraft in excess of $100,000, it is required to leave 112% in compensating balance with Wachovia Bank, National Association, the custodian of the Portfolio, on the following day. If the Portfolio has a positive cash balance in excess of $100,000, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. Certain prior year amounts have been reclassified to conform to current year presentation.

DIRECTED BROKERAGE -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolio. Directed brokerage arrangements are reported as realized gains of the Portfolio. During the six month period ended June 30, 2004, the Portfolio received $383 under these arrangements.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter" or the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. No amounts have been recaptured by the Adviser during the six month period ended June 30, 2004.

PBHG Fund Services, an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc., parent company of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid a portion of the Administrator's fees equal to the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

Certain officers and trustees of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2004, amounted to $9,543,133 and $22,278,602, respectively.

5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

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--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

No dividends or distributions were declared during the years ended December 31, 2003 and 2002, respectively.

As of December 31, 2003, the components of accumulated losses were as follows
(000):

Capital loss carryforwards expiring:

           December 2008                     $ (23,831)
           December 2009                      (215,474)
           December 2010                       (28,813)
Unrealized appreciation                         14,855
                                             ----------
                                             $(253,263)
                                             =========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years.

During the year ended December 31, 2003, the Portfolio utilized $5,395 (000) of capital loss carryforwards to offset net realized capital gains.

At June 30, 2004, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2004 were as follows
(000):

      FEDERAL                                         NET
        TAX        UNREALIZED      UNREALIZED     UNREALIZED
       COST       APPRECIATION    DEPRECIATION   APPRECIATION
       -------    -------------   -------------  -------------
      $45,516        $15,757         $(990)         $14,767

6.  CONCENTRATIONS/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as technology, healthcare and consumer cyclicals in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7.  LINE OF CREDIT

Until June 3, 2004, the Portfolio was able to borrow an amount up to its prospectus- defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at June 30, 2004, or at any time during the six month period ended June 30, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.

8.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds and PBHG Insurance Series Fund (together, the "Trusts"), on behalf of each series portfolio of the Trusts (the "Funds") a Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and Pilgrim Baxter.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending agreement at June 30, 2004, or at any time during the six month period ended June 30, 2004.

9.  SETTLEMENTS AND PENDING LITIGATION

On June 21, 2004, Pilgrim Baxter entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all charges related to "market timing" activity in the PBHG Funds. In the settlements, Pilgrim Baxter, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements require Pilgrim Baxter to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all of the Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the next five years. Pilgrim Baxter, and not the Fund or the Fund's shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties, and associated fees related to these regulatory proceedings.

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--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

Pilgrim Baxter has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees.

The settlements require Pilgrim Baxter to operate in accordance with enhanced corporate governance policies and practices.

Further information regarding the specific details set forth in the settlement agreements is set forth under "Settlements and Pending Litigation" in the Fund's statements of additional information.

We understand that to date the SEC and NYAG have not settled the action they brought against Pilgrim Baxter's former principals relating to "market timing" activities. The former principals have not been associated with Pilgrim Baxter since November 2003, and Pilgrim Baxter cannot comment on the outcome of the charges against these individuals or the resulting impact of any potential future settlement on the PBHG Funds.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class actions and shareholder derivative suits, have been filed against certain PBHG Funds portfolios, Pilgrim Baxter and certain related parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits have been filed in Federal and state courts and seek such remedies as compensatory damages, restitution, rescission, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorneys' and experts' fees.

On February 20, 2004, the Federal Multi-District Litigation Panel (the "Panel") issued an order centralizing hundreds of cases involving allegations of market timing and/or late trading in the mutual fund industry for administration in the District of Maryland. All of the cases brought against Pilgrim Baxter have been designated as "tag-along" cases and have been transferred to the U.S. District Court for the District of Maryland.

More detailed information regarding the lawsuits is provided in the Fund's statements of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against PBHG Funds, Pilgrim Baxter and related parties in the future. Information about any similar lawsuits will be provided for in the Fund's prospectuses or statements of additional information.

Any potential resolution of these lawsuits may include, but not be limited to, judgments or settlements for damages against Pilgrim Baxter, the Fund or any named defendant. In the event the Fund incurs any losses, costs or expenses in connection with such lawsuits, the Fund's Board of Trustees may pursue claims on behalf of the affected Fund portfolios against any party that may have liability to the Fund in respect thereof.

On May 20, 2004, Olga Menyhart, who claims to be a shareholder of the PBHG Growth Fund and PBHG Emerging Growth Fund (the "Affected Portfolios"), filed suit in the United States District Court for the Middle District of Florida against Pilgrim Baxter, PBHG Fund Distributors, the Fund's distributor, and PBHG Fund Services, the Fund's administrator (together, Pilgrim Baxter, PBHG Fund Distributors and PBHG Fund Services are the "Pilgrim Baxter Entities"). The action is a derivative action brought by the plaintiff on behalf of the Affected Portfolios pursuant to Sections 36(b) and 12(b) under the Investment Company Act of 1940, as amended (the "1940 Act"). The complaint alleges the Pilgrim Baxter Entities received fees under the PBHG Funds' investment advisory agreements and the PBHG Funds' 12b-1 Plans in violation of Sections 12(b) and 36(b) under the 1940 Act. The plaintiff is seeking to (i) rescind the PBHG Funds' investment advisory agreements with Pilgrim Baxter and the PBHG Funds' 12b-1 Plans; (ii) to recover either the total fees charged by the Pilgrim Baxter Entities or excess profits received by the Pilgrim Baxter Entities; and/or (iii) recover other excessive compensation received by, or improper payments wrongfully retained by, the Pilgrim Baxter Entities in breach of their fiduciary duties under the 1940 Act.

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--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER MID-CAP GROWTH FUNDS AVERAGE (THE "AVERAGE") represents 519 mutual funds classified by Lipper, Inc. in the Mid-Cap Growth category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The RUSSELL MIDCAP(R) GROWTH INDEX (THE "INDEX") is an unmanaged index comprised of the mid-cap securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

The Index and the Average are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004



The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, another registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Portfolio's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-347-9256.

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                              IN THE PBHG
                                           TERM OF                                            FUND FAMILY          OTHER
                          POSITION        OFFICE AND                                            COMPLEX        DIRECTORSHIPS
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)             OVERSEEN BY          HELD
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS                  TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson      Chairman of     Trustee       Chief Financial Officer, The Triumph         26      Director, The Triumph
(59)                     the Board       Since 1997    Group, Inc. (manufacturing) since 1992.              Group, Inc. since 1992.
                         and Lead                                                                           Trustee, PBHG Funds
                         Independent                                                                        since 1997.
                         Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards        Trustee         Trustee       Consultant, Syrus Associates (business       26      Trustee, Provident
(57)                                     since 1997    and marketing consulting firm) 1986-2002.            Investment Counsel Trust
                                                                                                            (investment company-5
                                                                                                            portfolios) 1992-2003.
                                                                                                            Trustee, EQ Advisors
                                                                                                            (investment company-37
                                                                                                            portfolios) since 1997.
                                                                                                            Trustee, PBHG Funds
                                                                                                            since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller         Trustee         Trustee       Senior Vice President, Cherry & Webb, CWT    26      Trustee, PBHG Funds
(70)                                     since 1997    Specialty Stores 1995-2000. Advisor and               since 1997.
                                                       Secretary,the Underwoman Shoppes, Inc.
                                                       (retail clothing Stores) 1980-2002.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS**
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock         President       President     President and Director, Pilgrim Baxter &
(48)                                     since 2003    Associates, Ltd. since July 2003. Chief
                                                       Executive Officer, Pilgrim Baxter &
                                                       Associates, Ltd., Trustee, PBHG Fund
                                                       Distributors, PBHG Shareholder Services
                                                       and PBHG Fund Services since November 2003.
                                                       President, PBHG Funds since November 2003.
                                                       Chief Operating Officer, Pilgrim Baxter
                                                       & Associates, Ltd. July 2003-March 2004.
                                                       President and Chief Executive Officer,
                                                       Transamerica Capital, Inc. 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings          Treasurer,      Treasurer,    Vice President, Pilgrim Baxter & Associates,
(40)                     Chief           Chief         Ltd. since 2001 and Sales and Marketing Director,
                         Financial       Financial     Pilgrim Baxter & Associates, Ltd. since 2004.
                         Officer,        Officer,      President, PBHG FundServices since December
                         Controller      Controller    1998. Treasurer, ChiefFinancial Officer and
                                         since 1997    Controller, PBHG Funds since March 1997.
                                                       President, PBHG Shareholder Services,
                                                       Inc. since 2001. President, PBHG Fund
                                                       Distributors 1999-2003. Vice President, PBHG
                                                       Fund Distributors, since March 2003. Treasurer,
                                                       PBHG Fund Services, 1996-1999. Director of
                                                       Mutual Fund Operations, Pilgrim Baxter &
                                                       Associates, Ltd., 1996-2001.
------------------------------------------------------------------------------------------------------------------------------------

                                       14

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------


                                           TERM OF
                          POSITION        OFFICE AND
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr             Vice President  Vice          General Counsel and Secretary, Old Mutual Capital,
(42)                     and Secretary   President     Inc., since May 2004. Chief Operating Officer, Pilgrim
                                         and           Baxter & Associates, Ltd. since March 2004. Senior
                                         Secretary     Vice President, Pilgrim Baxter & Associates, Ltd., since
                                         since 1997    January 2001. General Counsel and Secretary, Pilgrim
                                                       Baxter & Associates, Ltd., since November 1996.
                                                       Vice President and Secretary, PBHG Funds since
                                                       March 1997. General Counsel and Secretary, Pilgrim
                                                       Baxter Value Investors, Inc., 1996-2002. General Counsel
                                                       and Secretary, PBHG Shareholder Services, since June 2001.
                                                       General Counsel and Secretary, PBHG Fund Services and
                                                       PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III   Vice President   Vice          Vice President and Assistant Secretary, PBHG Funds,
(44)                    and Assistant    President     since March 2002. Vice President, Deputy General
                        Secretary        and           Counsel and Assistant Secretary, Pilgrim Baxter &
                                         Assistant     Associates, Ltd., PBHG Fund Distributors and
                                         Secretary     PBHG Fund Services, since January 2004. Vice
                                         since 2002    President, Senior Legal Counsel and Assistant Secretary,
                                                       Pilgrim Baxter & Associates, Ltd., PBHG Fund
                                                       Distributors and PBHG Fund Services, 2001-2004.
                                                       Senior Counsel and Assistant Secretary, Pilgrim Baxter
                                                       Value Investors, Inc., 2001-2002. Director and Senior
                                                       Counsel, Merrill Lynch Investment Managers, L.P. and
                                                       Princeton Administrators, L.P. from September 1997
                                                       until December 2001 and holding various other
                                                       positions with these companies from 1991 to 1997;
                                                       Secretary of various Merrill Lynch and Mercury open-
                                                       end funds, as well as Somerset Exchange Fund and
                                                       The Europe Fund, Inc. until December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon          Vice            Vice          Chief Compliance Officer, Old Mutual Capital, Inc.,
(40)                     President       President     since May 2004. Vice President and Chief Compliance
                                         since 2001    Officer, Pilgrim Baxter & Associates, Ltd. since
                                                       April 2001. Chief Compliance Officer, PBHG Fund
                                                       Services, and PBHG Shareholder Services, and
                                                       Registered Principal, PBHG Fund Distributors, since
                                                       April 2001. Vice President, PBHG Insurance Series
                                                       Funds since April 2001. Chief Compliance Officer,
                                                       Pilgrim Baxter Value Investors, Inc., 2001-2002. Chief
                                                       Compliance Officer, Pilgrim Baxter Private Equity
                                                       Advisor, 2001-2003. Vice President and Deputy
                                                       Compliance Director, Delaware Investments, 1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner        Assistant       Assistant     Fund Administration Manager, Pilgrim Baxter &
(34)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2000    February 2000. Assistant Treasurer, PBHG Funds,
                                                       since December 2000. Fund Accounting Manager,
                                                       SEI Investments Mutual Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne       Assistant       Assistant     Fund Administration Associate, Pilgrim Baxter &
(31)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2001    August 2001. Assistant Treasurer, PBHG Funds,
                                                       since December 2001. Fund Accounting Supervisor,
                                                       PFPC, Inc., 1999-2001. Fund Accountant, PFPC,
                                                       Inc., 1998-1999.
------------------------------------------------------------------------------------------------------------------------------------

**Officer of the Trust until such time as his or her successor is duly elected and qualified.

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

Dear Shareholder:

Despite a somewhat choppy market environment, PBHG Large Cap Growth Portfolio outpaced both the benchmark Russell 1000(R) Growth Index and the S&P 500 Index for the six months ended June 30, 2004. The relative outperformance to the Indices was driven by the Portfolio's holdings in the technology, services and health care sectors. For the six months ended June 30, 2004, PBHG Large Cap Growth Portfolio returned at net asset value 4.72% versus the return of 2.74% for its benchmark, the Russell 1000(R) Growth Index, and 3.44% for the S&P 500 Index. Investors should keep in mind that past performance is no guarantee of future results and the investment return of the Portfolio will fluctuate.

PERFORMANCE DISCUSSION

The health care sector was an area that contributed to the strong performance of PBHG Large Cap Growth Portfolio. Our holdings largely outperformed, led by Boston Scientific and Teva Pharmaceutical Industries. Biotechnology stocks Gilead Sciences and ImClone Systems also contributed gains for the period.

The technology sector was another winner for the period. On an overall basis, our technology holdings outpaced the Index, further helped by an overweight position in the sector. This strong relative outperformance was driven primarily by Yahoo! and Broadcom. Yahoo! posted strong revenues and profits due to the comeback of online advertisers and its ability to find new ways of monetizing its search engine capabilities. Broadcom's strength came from the realization that digital set-top boxes have been gaining traction with consumers. The takeoff of digital video recorders built into digital set-top boxes also started to produce upside revenues for Broadcom.

In the services sector, eBay continued its winning streak and was up significantly for the period. This outperformance was driven by the continuing growth in its online auction business. While we do not believe eBay's stellar growth can continue into perpetuity, we feel that its brand name, first-to-market status, and ever increasing auction listings will continue to fuel the company's revenue and earnings growth into the near future.

One area that had a negative impact on our results for the period was consumer cyclicals. While several holdings registered slight declines for the period, Bed, Bath & Beyond detracted most from that area's returns.

LOOKING FORWARD

The market has recently been focused on many negative macroeconomic factors, including rising oil prices, the threat of inflation, terrorism, and uncertainty in the presidential election race. This has been offset by the renewed strength in corporate profits for the last two quarters. In our opinion, what will move the market higher in the future is rising earnings rather than the expansion in price/earnings multiples from falling interest rates. Now that interest rates are generally anticipated to continue rising, we believe a stiff headwind has been created for the markets to advance despite surprisingly strong earnings and improved visibility. However, investors typically adjust to their new circumstances once the initial shock subsides. Now that the new environment has been assimilated, we believe investors can move forward.

June's disappointing job growth and emerging signs that profit growth could be slowing may add to investors' anxieties. If the economy does not improve as much as economists had hoped, businesses may become more reluctant to hire, which would only serve to exacerbate the lingering uncertainties. However, we continue to believe that rising reported earnings are what will drive the market for the foreseeable future. The fact remains that a combination of continued strong economic expansion and relatively low inflation would represent a positive environment for asset valuations.

Sincerely,

/S/Michael S. Sutton                                  /S/Gregory P. Chodaczek

Michael S. Sutton, CFA                                Gregory P. Chodaczek
Portfolio Manager                                     Portfolio Manager

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO                                      (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
                            AVERAGE ANNUAL TOTAL RETURN 1 AS OF JUNE 30, 2004
-----------------------------------------------------------------------------------------------------------
                                                                    Annualized    Annualized   Annualized
                                                        One Year    Three Year     Five Year  Inception to
                                        Six Months 2     Return       Return        Return       Date 3
-----------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio            4.72%         19.76%       (5.64)%        1.14%        8.12%
-----------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE LOWER OR HIGHER THAN SHOWN, IS AVAILABLE BY CALLING 1.888.724.4669.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN PBHG LARGE CAP GROWTH PORTFOLIO VERSUS THE S&P 500 INDEX, THE RUSSELL 1000(R) GROWTH INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                    PBHG Large                        Russell 1000(R)        Lipper Large-Cap
                    Cap Growth      S&P 500 Index 4   Growth Index 4      Growth Funds Average 4
4/30/97              10,000           10,000           10,000                   10,000
5/31/97              10,500           10,609           10,722                   10,720
6/30/97              10,780           11,084           11,151                   11,163
7/31/97              11,790           11,966           12,137                   12,209
8/31/97              11,430           11,296           11,427                   11,682
9/30/97              11,960           11,914           11,989                   12,313
10/31/97             11,520           11,516           11,546                   11,882
11/30/97             11,420           12,050           12,036                   12,125
12/31/97             11,820           12,256           12,171                   12,290
1/31/98              11,730           12,392           12,535                   12,467
2/28/98              12,960           13,286           13,478                   13,466
3/31/98              13,510           13,966           14,015                   14,116
4/30/98              13,600           14,107           14,209                   14,332
5/31/98              13,140           13,864           13,806                   13,966
6/30/98              14,110           14,427           14,651                   14,771
7/31/98              14,020           14,274           14,554                   14,623
8/31/98              11,690           12,210           12,370                   12,258
9/30/98              12,530           12,992           13,320                   13,073
10/31/98             12,750           14,049           14,391                   13,928
11/30/98             13,540           14,901           15,485                   14,874
12/31/98             15,440           15,759           16,882                   16,408
1/31/99              16,070           16,418           17,873                   17,427
2/28/99              15,190           15,908           17,057                   16,754
3/31/99              16,160           16,544           17,955                   17,711
4/30/99              16,120           17,185           17,978                   17,870
5/31/99              15,460           16,779           17,426                   17,350
6/30/99              16,540           17,710           18,646                   18,563
7/31/99              16,010           17,157           18,053                   18,047
8/31/99              16,140           17,073           18,348                   18,031
9/30/99              16,420           16,605           17,963                   17,879
10/31/99             17,930           17,655           19,320                   19,095
11/30/99             20,120           18,014           20,362                   20,158
12/31/99             25,510           19,075           22,480                   22,561
1/31/00              26,030           18,117           21,426                   21,686
2/29/00              32,400           17,774           22,473                   23,087
3/31/00              31,320           19,513           24,082                   24,350
4/30/00              27,910           18,926           22,936                   23,028
5/31/00              25,420           18,537           21,781                   21,828
6/30/00              30,080           18,994           23,432                   23,282
7/31/00              30,040           18,697           22,455                   22,788
8/31/00              33,960           19,859           24,488                   24,675
9/30/00              32,364           18,810           22,171                   23,142
10/31/00             29,128           18,731           21,122                   22,127
11/30/00             24,376           17,254           18,009                   19,469
12/31/00             25,133           17,338           17,439                   19,520
1/31/01              25,205           17,954           18,644                   19,988
2/28/01              22,327           16,317           15,479                   17,244
3/31/01              19,685           15,283           13,794                   15,606
4/30/01              21,313           16,471           15,539                   17,155
5/31/01              21,252           16,581           15,310                   17,018
6/30/01              20,832           16,177           14,955                   16,513
7/31/01              20,074           16,018           14,582                   15,981
8/31/01              18,394           15,015           13,389                   14,710
9/30/01              16,325           13,803           12,053                   13,303
10/31/01             17,042           14,066           12,685                   13,833
11/30/01             18,230           15,145           13,903                   15,083
12/31/01             18,026           15,278           13,877                   15,131
1/31/02              17,278           15,055           13,632                   14,804
2/28/02              16,428           14,764           13,066                   14,185
3/31/02              17,073           15,320           13,518                   14,751
4/30/02              16,489           14,391           12,415                   13,775
5/31/02              16,018           14,285           12,115                   13,488
6/30/02              15,056           13,267           10,994                   12,421
7/31/02              13,560           12,233           10,390                   11,505
8/31/02              13,560           12,313           10,421                   11,546
9/30/02              12,874           10,975            9,340                   10,513
10/31/02             13,478           11,941           10,196                   11,350
11/30/02             13,529           12,644           10,750                   11,824
12/31/02             12,741           11,901           10,008                   11,003
1/31/03              12,608           11,589            9,765                   10,774
2/28/03              12,577           11,415            9,720                   10,682
3/31/03              13,028           11,526            9,901                   10,889
4/30/03              13,673           12,476           10,633                   11,654
5/31/03              14,431           13,133           11,164                   12,221
6/30/03              14,615           13,301           11,317                   12,332
7/31/03              15,117           13,536           11,599                   12,666
8/31/03              15,496           13,799           11,887                   12,945
9/30/03              15,137           13,653           11,760                   12,704
10/31/03             16,223           14,425           12,421                   13,455
11/30/03             16,459           14,552           12,551                   13,553
12/31/03             16,715           15,315           12,985                   13,933
1/31/04              17,298           15,596           13,250                   14,182
2/29/04              17,268           15,813           13,334                   14,254
3/31/04              17,145           15,574           13,087                   14,092
4/30/04              16,612           15,330           12,935                   13,786
5/31/04              17,176           15,540           13,176                   14,060
6/30/04              17,503           15,842           13,340                   14,257

1 The PBHG Large Cap Growth Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Large Cap Growth Portfolio should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed by the variable annuity provider. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the portfolio's investment objectives, risks, charges and expenses and should be read carefully and considered before investing.
2 The six month return has not been annualized.
3 PBHG Large Cap Growth Portfolio commenced operations on April 30, 1997.
4 For more information on the S&P 500 Index, Russell 1000(R) Growth Index, and the Lipper Large-Cap Growth Funds Average please see the PBHG Disclosure
  Notes on page 28.

SECTOR WEIGHTINGS AT JUNE 30, 2004

[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

CONSUMER CYCLICAL                   15%
CONSUMER NON-CYCLICAL                6%
ENERGY                               1%
FINANCIAL                            7%
HEALTH CARE                         24%
INDUSTRIAL                           5%
SERVICES                             4%
TECHNOLOGY                          38%

% of Total Portfolio Investments in Common Stock

TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2004

Yahoo!                                            3.5%
Cisco Systems                                     3.0%
Microsoft                                         2.9%
Boston Scientific                                 2.5%
Teva Pharmaceutical Industries ADR                2.5%
Intel                                             2.4%
Symantec                                          2.3%
Nextel Communications, Cl A                       2.3%
Procter & Gamble                                  2.3%
eBay                                              2.3%
------------------------------------------------------
COMBINED TOP TEN HOLDINGS AS A %
OF TOTAL PORTFOLIO INVESTMENTS IN
COMMON STOCK                                     26.0%

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
AS OF JUNE 30, 2004 (UNAUDITED)


--------------------------------------------------------------------------------
                                                       Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.1%
CONSUMER CYCLICAL -- 14.1%
APPAREL MANUFACTURERS -- 1.0%
Coach*                                  7,700      $      348
                                                   ----------
                                                          348
--------------------------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING -- 0.7%
Clear Channel Communications            6,500             240
                                                   ----------
                                                          240
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.8%
International Game Technology           6,700             259
                                                   ----------
                                                          259
--------------------------------------------------------------------------------
CRUISE LINES -- 1.3%
Carnival                                9,000             423
                                                   ----------
                                                          423
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 1.8%
Electronic Arts*                       10,900             595
                                                   ----------
                                                          595
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.5%
Time Warner*                            9,000             158
                                                   ----------
                                                          158
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 1.0%
Bed, Bath & Beyond*                     8,600             331
                                                   ----------
                                                          331
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 1.3%
Lowe's                                  8,500             447
                                                   ----------
                                                          447
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.5%
Best Buy                                3,000             152
                                                   ----------
                                                          152
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 2.0%
Target                                  6,500             276
Wal-Mart Stores                         7,300             385
                                                   ----------
                                                          661
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 0.7%
Walgreen                                6,900             250
                                                   ----------
                                                          250
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 1.5%
Staples                                16,700             489
                                                   ----------
                                                          489
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.0%
Starbucks*                              7,300             317
                                                   ----------
                                                          317
                                                   ----------
TOTAL CONSUMER CYCLICAL (COST $3,620)                   4,670
                                                   ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 5.9%
BEVERAGES-NON-ALCOHOLIC -- 2.0%
Coca-Cola                               5,200      $      262
PepsiCo                                 7,400             399
                                                   ----------
                                                          661
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 3.9%
Avon Products                           7,600             351
Estee Lauder, Cl A                      4,300             210
Procter & Gamble                       13,700             746
                                                   ----------
                                                        1,307
                                                   ----------
TOTAL CONSUMER NON-CYCLICAL (COST $1,645)               1,968
                                                   ----------
--------------------------------------------------------------------------------
ENERGY -- 1.0%
OIL-FIELD SERVICES -- 1.0%
Schlumberger                            5,300             337
                                                   ----------
                                                          337
                                                   ----------
TOTAL ENERGY (COST $291)                                  337
                                                   ----------
--------------------------------------------------------------------------------
FINANCIAL -- 6.8%
FINANCE-CREDIT CARD -- 0.8%
Capital One Financial                   1,200              82
MBNA                                    6,700             173
                                                   ----------
                                                          255
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 2.4%
Citigroup                               6,500             302
Goldman Sachs Group                     3,600             339
Morgan Stanley                          2,800             148
                                                   ----------
                                                          789
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 1.5%
Countrywide Financial                   7,050             495
                                                   ----------
                                                          495
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.7%
American International Group            3,300             235
                                                   ----------
                                                          235
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.5%
Progressive                             1,900             162
                                                   ----------
                                                          162
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 0.9%
Wells Fargo                             5,200             298
                                                   ----------
                                                          298
                                                   ----------
TOTAL FINANCIAL (COST $1,901)                           2,234
                                                   ----------
--------------------------------------------------------------------------------
HEALTH CARE -- 22.4%
MEDICAL INSTRUMENTS -- 4.7%
Boston Scientific*                     19,600             839
Guidant                                 6,800             380
St. Jude Medical*                       4,700             355
                                                   ----------
                                                        1,574
--------------------------------------------------------------------------------

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 4.4%
Johnson & Johnson                      10,400      $      579
Varian Medical Systems*                 2,500             198
Zimmer Holdings*                        7,600             670
                                                   ----------
                                                        1,447
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 2.7%
Amgen*                                  5,900             322
Genentech*                             10,400             584
                                                   ----------
                                                          906
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.1%
Pfizer                                 20,060             688
                                                   ----------
                                                          688
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 2.5%
Teva Pharmaceutical Industries ADR     12,400             834
                                                   ----------
                                                          834
--------------------------------------------------------------------------------
MEDICAL-HMO -- 3.2%
UnitedHealth Group                      9,000             560
WellPoint Health Networks*              4,400             493
                                                   ----------
                                                        1,053
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS-- 0.5%
Cardinal Health                         2,200             154
                                                   ----------
                                                          154
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.5%
Caremark Rx*                            5,100             168
                                                   ----------
                                                          168
--------------------------------------------------------------------------------
THERAPEUTICS -- 1.8%
Gilead Sciences*                        6,400             429
ImClone Systems*                        2,200             189
                                                   ----------
                                                          618
                                                   ----------
TOTAL HEALTH CARE (COST $5,052)                         7,442
                                                   ----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 4.5%
AEROSPACE/DEFENSE -- 0.6%
Lockheed Martin                         3,600             187
                                                   ----------
                                                          187
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 3.9%
3M                                      2,200             198
Danaher                                 4,000             207
General Electric                       20,000             648
Tyco International                      7,600             252
                                                   ----------
                                                        1,305
                                                   ----------
TOTAL INDUSTRIAL (COST $1,377)                          1,492
                                                   ----------
--------------------------------------------------------------------------------
SERVICES -- 4.2%
E-COMMERCE/SERVICES -- 2.3%
eBay*                                   8,100             745
                                                   ----------
                                                          745
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
SCHOOLS -- 1.9%
Apollo Group, Cl A*                     7,200      $      636
                                                   ----------
                                                          636
                                                   ----------
TOTAL SERVICES (COST $479)                              1,381
                                                   ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 36.2%
APPLICATIONS SOFTWARE -- 5.1%
Infosys Technologies ADR                2,800             260
Microsoft                              33,306             951
Red Hat*                               10,000             230
Wipro ADR                               5,100             238
                                                   ----------
                                                        1,679
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 2.3%
Nextel Communications, Cl A*           28,400             757
                                                   ----------
                                                          757
--------------------------------------------------------------------------------
COMPUTERS -- 1.7%
Dell*                                  16,200             580
                                                   ----------
                                                          580
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.1%
EMC*                                   24,600             280
Network Appliance*                     20,000             431
                                                   ----------
                                                          711
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.0%
Flextronics International*             21,800             348
                                                   ----------
                                                          348
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 6.5%
Broadcom, Cl A*                        15,800             739
Intel                                  28,800             795
Xilinx*                                18,200             606
                                                   ----------
                                                        2,140
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.8%
Oracle*                                28,000             334
SAP ADR                                 6,000             251
                                                   ----------
                                                          585
--------------------------------------------------------------------------------
INTERNET SECURITY -- 2.3%
Symantec*                              17,600             770
                                                   ----------
                                                          770
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 3.9%
Cisco Systems*                         41,300             979
Juniper Networks*                      12,300             302
                                                   ----------
                                                        1,281
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 2.6%
Analog Devices                          7,100             334
Linear Technology                       6,200             245
Maxim Integrated Products               5,300             278
                                                   ----------
                                                          857
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 1.0%
Applied Materials*                     16,900             332
                                                   ----------
                                                          332
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------
                                     Shares/Face      Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.9%
Lucent Technologies*                   79,100      $      299
                                                   ----------
                                                          299
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 3.5%
Yahoo!*                                32,000           1,163
                                                   ----------
                                                        1,163
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.5%
Qualcomm                                7,000             511
                                                   ----------
                                                          511
                                                   ----------
TOTAL TECHNOLOGY (COST $8,859)                         12,013
                                                   ----------
TOTAL COMMON STOCK (COST $23,224)                      31,537
                                                   ----------
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 0.5%
INDEX FUND-LARGE CAP -- 0.5%
Nasdaq-100 Index Tracking Stock*        4,600             174
                                                   ----------
                                                          174
                                                   ----------
TOTAL INVESTMENT COMPANY (COST $102)                      174
                                                   ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.8%
Morgan Stanley
   0.80%, dated 06/30/04, to be
   repurchased on 07/01/04, repurchase
   price $1,269,017 (collateralized by
   U.S. Government Obligations:
   total market value $1,294,383) (A)$  1,269           1,269
                                                   ----------
TOTAL REPURCHASE AGREEMENT (COST $1,269)                1,269
                                                   ----------
TOTAL INVESTMENTS-- 99.4% (COST $24,595)               32,980
                                                   ----------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       Value
Description                                            (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.6%
Receivable for investment securities sold         $       363
Payable for investment advisory fees                      (20)
Payable for administrative fees                            (4)
Payable for trustees' fees                                 (1)
Other assets and liabilities, net                        (153)
                                                   ----------
TOTAL OTHER ASSETS AND LIABILITIES                        185
                                                   ----------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value, unlimited
   authorization) based on 1,940,557
   outstanding shares of beneficial interest           58,143
Accumulated net investment loss                           (87)
Accumulated net realized loss on investments          (33,276)
Net unrealized appreciation on investments              8,385
                                                   ----------
TOTAL NET ASSETS-- 100.0%                          $   33,165
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $17.09
                                                       ======
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

STATEMENT OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
INVESTMENT INCOME:
     Dividends.......................................................................    $     89
     Interest........................................................................           6
     Less: Foreign Taxes Withheld....................................................          (2)
                                                                                         --------
        Total Investment Income......................................................          93
                                                                                         --------
EXPENSES:
     Investment Advisory Fees........................................................         125
     Administrative Fees.............................................................          25
     Trustees' Fees..................................................................           3
     Transfer Agent Fees.............................................................          12
     Professional Fees...............................................................           6
     Printing Fees...................................................................           5
     Custodian Fees..................................................................           3
     Other Fees......................................................................           1
                                                                                         --------
          Total Expenses.............................................................         180
                                                                                         --------
NET INVESTMENT LOSS .................................................................         (87)
                                                                                         --------
Net Realized Gain from Security Transactions.........................................         745
Net Change in Unrealized Appreciation on Investments.................................         837
                                                                                         --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS......................................       1,582
                                                                                         --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................      $1,495
                                                                                         ========

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2003, RESPECTIVELY


                                                                                 01/01/04           01/01/03
                                                                                    to                 to
                                                                                 06/30/04           12/31/03

                                                                                ----------         -----------
INVESTMENT ACTIVITIES:
   Net Investment Loss......................................................      $   (87)          $   (147)
   Net Realized Gain from Security Transactions.............................          745                481
   Net Change in Unrealized Appreciation on Investments ....................          837              7,503
                                                                                  -------            --------
   Net Increase in Net Assets Resulting from Operations.....................        1,495              7,837
                                                                                  -------            --------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued............................................................        3,943              8,089
   Shares Redeemed..........................................................       (4,630)           (11,003)
                                                                                  -------            --------
   Decrease in Net Assets Derived from Capital Share Transactions...........         (687)            (2,914)
                                                                                  -------            --------
   Total Increase in Net Assets.............................................          808              4,923
                                                                                  -------            --------
NET ASSETS:
   Beginning of Period......................................................       32,357             27,434
                                                                                  -------            --------
   End of Period............................................................      $33,165            $32,357
                                                                                  -------            --------
   Accumulated Net Investment Loss..........................................      $   (87)      $      --
                                                                                  -------            --------
   SHARES ISSUED AND REDEEMED:
   Shares Issued............................................................          235                587
   Shares Redeemed..........................................................         (276)              (811)
                                                                                  -------            --------
   Net Decrease in Shares Outstanding.......................................          (41)              (224)
                                                                                  -------            --------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD




                                        Net
             Net                   Realized and                                                  Net
            Asset                   Unrealized                  Distributions                   Asset
           Value,         Net        Gains or         Total         from                       Value,
          Beginning   Investment      Losses          from         Capital        Total          End            Total
          of Period      Loss      on Securities   Operations       Gains     Distributions   of Period        Return
----------------------------------------------------------------------------------------------------------------------------
  2004**  $16.32      $(0.04) 1      $ 0.81         $ 0.77           --            --          $17.09           4.72%+
  2003     12.44       (0.07) 1        3.95           3.88           --            --           16.32          31.19%
  2002     17.60       (0.10)         (5.06)         (5.16)          --            --           12.44         (29.32)%
  2001     24.54       (0.05) 1       (6.89)         (6.94)          --            --           17.60         (28.28)%
  2000     25.51       (0.01) 1       (0.21)         (0.22)      $(0.75)       $(0.75)          24.54          (1.48)%
  1999     15.44       (0.05)         10.12          10.07           --            --           25.51          65.22%




                                                                             Ratio
                                                                            of Net
                                              Ratio           Ratio       Investment
                 Net                         of Net        of Expenses       Loss
               Assets,       Ratio         Investment      to Average     to Average
                 End      of Expenses         Loss         Net Assets     Net Assets        Portfolio
              of Period   to Average       to Average      (Excluding     (Excluding        Turnover
                (000)     Net Assets       Net Assets       Waivers)       Waivers)           Rate
------------------------------------------------------------------------------------------------------
  2004**       $33,165       1.08%*         (0.52)%*         1.08%*        (0.52)%*          25.33%+
  2003          32,357       1.06%          (0.51)%          1.06%         (0.51)%           74.16%
  2002          27,434       1.05%          (0.47)%          1.05%         (0.47)%          142.32%
  2001          54,060       1.02%          (0.26)%          1.02%         (0.26)%          137.18%
  2000          72,645       1.06%          (0.05)%          1.06%         (0.05)%          147.68%
  1999          27,295       1.10%          (0.41)%          1.17%         (0.48)%          157.04%

 * Annualized.
** For the six month period ended June 30, 2004 (Unaudited).
 + Total return and portfolio turnover have not been annualized.
 1 Per share calculations were performed using average shares for the period.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2004 (UNAUDITED)

1.  ORGANIZATION

PBHG Large Cap Growth Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), the PBHG Stable Value Portfolio (the "Stable Value Portfolio") and the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Mid-Cap Portfolio, the Select 20 Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio, the Small Cap Portfolio, or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objective, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2004, 61% and 31%, respectively, of the outstanding shares of the Portfolio were held by the separate accounts of two participating insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. PBHG Fund Services (the"Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

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--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

COMPENSATING BALANCES -- If the Portfolio has a cash overdraft in excess of $100,000, it is required to leave 112% in compensating balance with Wachovia Bank, National Association, the custodian of the Portfolio, on the following day. If the Portfolio has a positive cash balance in excess of $100,000, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. Certain prior year amounts have been reclassified to conform to current year presentation.

DIRECTED BROKERAGE -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolio. Directed brokerage arrangements are reported as realized gains of the Portfolio. During the six month period ended June 30, 2004, the Portfolio received $368 under these arrangements.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter" or the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.75% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.10%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.10%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.10%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. No amounts have been recaptured by the Adviser during the six month period ended June 30, 2004.

PBHG Fund Services, an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc, parent company of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid a portion of the Administrator's fee equal to the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

Certain officers and trustees of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2004, amounted to $8,225,777 and $8,064,452, respectively.

5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

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--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

No dividends or distributions were declared during the years ended December 31, 2003 and 2002, respectively.

As of December 31, 2003, the components of accumulated losses were as follows
(000):

Capital loss carryforwards expiring:

          December 2008                     $  (2,380)
          December 2009                       (18,162)
          December 2010                       (13,159)
          December 2011                           (58)
Unrealized appreciation                         7,286
                                            ---------
                                            $ (26,473)
                                            =========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years.

At June 30, 2004, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2004 were as follows
(000):

        FEDERAL                                       NET
          TAX      UNREALIZED      UNREALIZED     UNREALIZED
         COST     APPRECIATION    DEPRECIATION   APPRECIATION
        --------  -------------   -------------  -------------
        $24,595      $8,750          $(365)         $8,385

6.  CONCENTRATIONS/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as health care and technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7.  LINE OF CREDIT

Until June 30, 2004, the Portfolio was able to borrow an amount up to its prospectus-defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at June 30, 2004, or at any time during the six month period ended June 30, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.

8.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds and PBHG Insurance Series Fund (together, the "Trusts"), on behalf of each series portfolio of the Trusts (the "Funds") a Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and Pilgrim Baxter.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending agreement at June 30, 2004, or at any time during the six month period ended June 30, 2004.

9.  SETTLEMENTS AND PENDING LITIGATION

On June 21, 2004, Pilgrim Baxter entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all charges related to "market timing" activity in the PBHG Funds. In the settlements, Pilgrim Baxter, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements require Pilgrim Baxter to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all of the Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the next five years. Pilgrim Baxter, and not the Fund or the Fund's shareholders, will bear all the costs of com-

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--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

plying with the settlements, including restitution, civil penalties, and associated fees related to these regulatory proceedings. Pilgrim Baxter has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees.

The settlements require Pilgrim Baxter to operate in accordance with enhanced corporate governance policies and practices.

Further information regarding the specific details set forth in the settlement agreements is set forth under "Settlements and Pending Litigation" in the Fund's statements of additional information.

We understand that to date the SEC and NYAG have not settled the action they brought against Pilgrim Baxter's former principals relating to "market timing" activities. The former principals have not been associated with Pilgrim Baxter since November 2003, and Pilgrim Baxter cannot comment on the outcome of the charges against these individuals or the resulting impact of any potential future settlement on the PBHG Funds.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class actions and shareholder derivative suits, have been filed against certain PBHG Funds portfolios, Pilgrim Baxter and certain related parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits have been filed in Federal and state courts and seek such remedies as compensatory damages, restitution, rescission, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorneys' and experts' fees.

On February 20, 2004, the Federal Multi-District Litigation Panel (the "Panel") issued an order centralizing hundreds of cases involving allegations of market timing and/or late trading in the mutual fund industry for administration in the District of Maryland. All of the cases brought against Pilgrim Baxter have been designated as "tag-along" cases and have been transferred to the U.S. District Court for the District of Maryland.

More detailed information regarding the lawsuits is provided in the Fund's statements of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against PBHG Funds, Pilgrim Baxter and related parties in the future. Information about any similar lawsuits will be provided for in the Fund's prospectuses or statements of additional information.

Any potential resolution of these lawsuits may include, but not be limited to, judgments or settlements for damages against Pilgrim Baxter, the Fund or any named defendant. In the event the Fund incurs any losses, costs or expenses in connection with such lawsuits, the Fund's Board of Trustees may pursue claims on behalf of the affected Fund portfolios against any party that may have liability to the Fund in respect thereof.

On May 20, 2004, Olga Menyhart, who claims to be a shareholder of the PBHG Growth Fund and PBHG Emerging Growth Fund (the "Affected Portfolios"), filed suit in the United States District Court for the Middle District of Florida against Pilgrim Baxter, PBHG Fund Distributors, the Fund's distributor, and PBHG Fund Services, the Fund's administrator (together, Pilgrim Baxter, PBHG Fund Distributors and PBHG Fund Services are the "Pilgrim Baxter Entities"). The action is a derivative action brought by the plaintiff on behalf of the Affected Portfolios pursuant to Sections 36(b) and 12(b) under the Investment Company Act of 1940, as amended (the "1940 Act"). The complaint alleges the Pilgrim Baxter Entities received fees under the PBHG Funds' investment advisory agreements and the PBHG Funds' 12b-1 Plans in violation of Sections 12(b) and 36(b) under the 1940 Act. The plaintiff is seeking to (i) rescind the PBHG Funds' investment advisory agreements with Pilgrim Baxter and the PBHG Funds' 12b-1 Plans; (ii) to recover either the total fees charged by the Pilgrim Baxter Entities or excess profits received by the Pilgrim Baxter Entities; and/or (iii) recover other excessive compensation received by, or improper payments wrongfully retained by, the Pilgrim Baxter Entities in breach of their fiduciary duties under the 1940 Act.

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER LARGE-CAP GROWTH FUNDS AVERAGE (the "Average") represents 653 mutual funds classified by Lipper, Inc. in the Large-Cap Growth category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDICES

The RUSSELL 1000(R) GROWTH INDEX is an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Russell 1000(R) Growth Index and the S&P 500 Index (the "Indices") and the Average are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Indices and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Indices and/or Average is not possible.

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004

The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, another registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Portfolio's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-347-9256.

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                              IN THE PBHG
                                           TERM OF                                            FUND FAMILY          OTHER
                          POSITION        OFFICE AND                                            COMPLEX        DIRECTORSHIPS
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)             OVERSEEN BY          HELD
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS                  TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson      Chairman of     Trustee       Chief Financial Officer, The Triumph         26      Director, The Triumph
(59)                     the Board       Since 1997    Group, Inc. (manufacturing) since 1992.              Group, Inc. since 1992.
                         and Lead                                                                           Trustee, PBHG Funds
                         Independent                                                                        since 1997.
                         Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards        Trustee         Trustee       Consultant, Syrus Associates (business       26      Trustee, Provident
(57)                                     since 1997    and marketing consulting firm) 1986-2002.            Investment Counsel Trust
                                                                                                            (investment company-5
                                                                                                            portfolios) 1992-2003.
                                                                                                            Trustee, EQ Advisors
                                                                                                            (investment company-37
                                                                                                            portfolios) since 1997.
                                                                                                            Trustee, PBHG Funds
                                                                                                            since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller         Trustee         Trustee       Senior Vice President, Cherry & Webb, CWT    26      Trustee, PBHG Funds
(70)                                     since 1997    Specialty Stores 1995-2000. Advisor and               since 1997.
                                                       Secretary,the Underwoman Shoppes, Inc.
                                                       (retail clothing Stores) 1980-2002.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS**
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock         President       President     President and Director, Pilgrim Baxter &
(48)                                     since 2003    Associates, Ltd. since July 2003. Chief
                                                       Executive Officer, Pilgrim Baxter &
                                                       Associates, Ltd., Trustee, PBHG Fund
                                                       Distributors, PBHG Shareholder Services
                                                       and PBHG Fund Services since November 2003.
                                                       President, PBHG Funds since November 2003.
                                                       Chief Operating Officer, Pilgrim Baxter
                                                       & Associates, Ltd. July 2003-March 2004.
                                                       President and Chief Executive Officer,
                                                       Transamerica Capital, Inc. 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings          Treasurer,      Treasurer,    Vice President, Pilgrim Baxter & Associates,
(40)                     Chief           Chief         Ltd. since 2001 and Sales and Marketing Director,
                         Financial       Financial     Pilgrim Baxter & Associates, Ltd. since 2004.
                         Officer,        Officer,      President, PBHG FundServices since December
                         Controller      Controller    1998. Treasurer, ChiefFinancial Officer and
                                         since 1997    Controller, PBHG Funds since March 1997.
                                                       President, PBHG Shareholder Services,
                                                       Inc. since 2001. President, PBHG Fund
                                                       Distributors 1999-2003. Vice President, PBHG
                                                       Fund Distributors, since March 2003. Treasurer,
                                                       PBHG Fund Services, 1996-1999. Director of
                                                       Mutual Fund Operations, Pilgrim Baxter &
                                                       Associates, Ltd., 1996-2001.
------------------------------------------------------------------------------------------------------------------------------------

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------

                                           TERM OF
                          POSITION        OFFICE AND
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr             Vice President  Vice          General Counsel and Secretary, Old Mutual Capital,
(42)                     and Secretary   President     Inc., since May 2004. Chief Operating Officer, Pilgrim
                                         and           Baxter & Associates, Ltd. since March 2004. Senior
                                         Secretary     Vice President, Pilgrim Baxter & Associates, Ltd., since
                                         since 1997    January 2001. General Counsel and Secretary, Pilgrim
                                                       Baxter & Associates, Ltd., since November 1996.
                                                       Vice President and Secretary, PBHG Funds since
                                                       March 1997. General Counsel and Secretary, Pilgrim
                                                       Baxter Value Investors, Inc., 1996-2002. General Counsel
                                                       and Secretary, PBHG Shareholder Services, since June 2001.
                                                       General Counsel and Secretary, PBHG Fund Services and
                                                       PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III   Vice President   Vice          Vice President and Assistant Secretary, PBHG Funds,
(44)                    and Assistant    President     since March 2002. Vice President, Deputy General
                        Secretary        and           Counsel and Assistant Secretary, Pilgrim Baxter &
                                         Assistant     Associates, Ltd., PBHG Fund Distributors and
                                         Secretary     PBHG Fund Services, since January 2004. Vice
                                         since 2002    President, Senior Legal Counsel and Assistant Secretary,
                                                       Pilgrim Baxter & Associates, Ltd., PBHG Fund
                                                       Distributors and PBHG Fund Services, 2001-2004.
                                                       Senior Counsel and Assistant Secretary, Pilgrim Baxter
                                                       Value Investors, Inc., 2001-2002. Director and Senior
                                                       Counsel, Merrill Lynch Investment Managers, L.P. and
                                                       Princeton Administrators, L.P. from September 1997
                                                       until December 2001 and holding various other
                                                       positions with these companies from 1991 to 1997;
                                                       Secretary of various Merrill Lynch and Mercury open-
                                                       end funds, as well as Somerset Exchange Fund and
                                                       The Europe Fund, Inc. until December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon          Vice            Vice          Chief Compliance Officer, Old Mutual Capital, Inc.,
(40)                     President       President     since May 2004. Vice President and Chief Compliance
                                         since 2001    Officer, Pilgrim Baxter & Associates, Ltd. since
                                                       April 2001. Chief Compliance Officer, PBHG Fund
                                                       Services, and PBHG Shareholder Services, and
                                                       Registered Principal, PBHG Fund Distributors, since
                                                       April 2001. Vice President, PBHG Insurance Series
                                                       Funds since April 2001. Chief Compliance Officer,
                                                       Pilgrim Baxter Value Investors, Inc., 2001-2002. Chief
                                                       Compliance Officer, Pilgrim Baxter Private Equity
                                                       Advisor, 2001-2003. Vice President and Deputy
                                                       Compliance Director, Delaware Investments, 1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner        Assistant       Assistant     Fund Administration Manager, Pilgrim Baxter &
(34)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2000    February 2000. Assistant Treasurer, PBHG Funds,
                                                       since December 2000. Fund Accounting Manager,
                                                       SEI Investments Mutual Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne       Assistant       Assistant     Fund Administration Associate, Pilgrim Baxter &
(31)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2001    August 2001. Assistant Treasurer, PBHG Funds,
                                                       since December 2001. Fund Accounting Supervisor,
                                                       PFPC, Inc., 1999-2001. Fund Accountant, PFPC,
                                                       Inc., 1998-1999.
------------------------------------------------------------------------------------------------------------------------------------

**Officer of the Trust until such time as his or her successor is duly elected and qualified.

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

Dear Shareholder:

The first half of 2004 proved to be a tug-of-war, as investors had trouble sorting through the conflicting economic news. Rising interest rates, fears of inflation, skyrocketing oil prices and the situation in Iraq all diverted investors' attention, leaving the markets caught in a sideways pattern for most of the period. For the six-month period, PBHG Mid-Cap Portfolio posted a strong return relative to the broad market, yet underperformed its benchmark, the S&P MidCap 400 Index. For the six months ended June 30, 2004, PBHG Mid-Cap Portfolio returned at net asset value 4.51% versus the return of 6.08% for its benchmark, the S&P MidCap 400 Index. Investors should keep in mind that past performance is no guarantee of future results and the investment return of the Portfolio will fluctuate.

PERFORMANCE DISCUSSION

Throughout the period, the Portfolio held significant positions in the financial, consumer cyclical (specifically broadcasting) and technology sectors. While the financial sector proved to be a boost to performance, broadcasting was one of the primary drivers of our underperformance relative to the benchmark. During the six months we remained overweight to the broadcasting segment. We felt the near term fundamentals of these companies were still showing signs of strength, leading us to believe they warranted a much higher valuation. Clearly this theory cost us performance as radio stocks such as Westwood One and Citadel Broadcasting posted negative results. These broadcasting companies were also hurt by the expected rebound in advertising that did not materialize to the extent we had originally anticipated. The weak advertising market was particularly vexing given the strong economy and improvement in the labor markets. We believe the upcoming Olympic Games and the much increased political ad spending as we head towards the November presidential election should benefit our holdings in this area in the upcoming months.

Although our overweight position in energy stock hurt relative performance early in the period, it proved beneficial later, as oil and gas commodity prices remained stubbornly high. Some of our energy holdings posting strong results were Newfield Exploration, an oil and gas exploration and production company, and Williams, an oil and gas pipeline company. We continue to like the long-term fundamentals that are found in the energy sector and expect commodity prices to remain high. An underweight position in health care also had a negative impact on performance.

Our overweight position in the financial sector boosted Portfolio returns, aided by some strong stock selection in this area. In particular, Countrywide Financial and Genworth Financial performed well over the period. Being underweight relative to the benchmark in the services sector also made positive contributions to performance.

LOOKING FORWARD

Going forward, we expect modest gains for U.S. equity markets. Economic growth continues at a strong, albeit slower pace than the second half of 2003. We believe valuations for the broader indices appear reasonable given the current interest rate environment. The biggest risk to this scenario, in our view, would be a rapid rise in interest rates. This would put pressure on the earnings of many financial companies as well as lower the valuation of the overall market. In our opinion, no one sector of the market looks particularly attractive or unattractive at this point. However, we plan to continue to apply our investment process and own companies that we believe have attractive growth rates and are trading at reasonable valuations.

Sincerely,

/S/JEROME J. HEPPELMANN                              /S/JAMES B. BELL, III

Jerome J. Heppelmann, CFA                            James B. Bell, III, CFA
Portfolio Manager                                    Portfolio Manager

[LOGO] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO                                               (UNAUDITED)

------------------------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURN 1 AS OF JUNE 30, 2004
------------------------------------------------------------------------------------------------

                                                     Annualized    Annualized    Annualized
                                          One Year   Three Year     Five Year   Inception to
                            Six Months 2   Return      Return        Return        Date 3
------------------------------------------------------------------------------------------------
PBHG Mid-Cap Portfolio         4.51%       24.59%       3.82%        11.46%        15.25%
------------------------------------------------------------------------------------------------


THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUNDS THAT INVEST IN SMALLER CAPITALIZATION COMPANIES INVOLVE GREATER RISK AND PRICE VOLATILITY THAN FUNDS THAT INVEST IN LARGER, MORE ESTABLISHED COMPANIES. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE LOWER OR HIGHER THAN SHOWN, IS AVAILABLE BY CALLING 1.888.724.4669.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN PBHG MID-CAP PORTFOLIO VERSUS THE S&P MIDCAP 400 INDEX AND THE LIPPER MID-CAP CORE FUNDS AVERAGE

                    [LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                                 PBHG                     S&P MIDCAP                  LIPPER MID-CAP
                                MID-CAP                    400 INDEX 4              CORE FUNDS AVERAGE 4
11/30/98                        10000                        10000                        10000
12/31/98                        11100                        11208                        10833
1/31/99                         11300                        10772                        10807
2/28/99                         10640                        10208                        10237
3/31/99                         11180                        10493                        10650
4/30/99                         11420                        11321                        11334
5/31/99                         12010                        11370                        11452
6/30/99                         12840                        11979                        12156
7/31/99                         12650                        11724                        11974
8/31/99                         12190                        11322                        11678
9/30/99                         12017                        10972                        11523
10/31/99                        12110                        11532                        11996
11/30/99                        12556                        12137                        12729
12/31/99                        13948                        12858                        13975
1/31/2000                       13363                        12496                        13588
2/29/2000                       14007                        13371                        15077
3/31/2000                       16066                        14489                        15697
4/30/2000                       15703                        13984                        14931
5/31/2000                       16347                        13809                        14501
6/30/2000                       16230                        14012                        15304
7/31/2000                       16008                        14233                        15108
8/31/2000                       17716                        15822                        16618
9/30/2000                       17178                        15714                        16398
10/31/2000                      17006                        15181                        15892
11/30/2000                      16047                        14035                        14457
12/31/2000                      17919                        15109                        15586
1/31/2001                       18306                        15445                        15918
2/28/2001                       17905                        14564                        14945
3/31/2001                       17360                        13481                        14044
4/30/2001                       18952                        14968                        15273
5/31/2001                       19611                        15317                        15618
6/30/2001                       19740                        15255                        15591
7/31/2001                       19439                        15028                        15278
8/31/2001                       18751                        14536                        14679
9/30/2001                       16077                        12728                        12899
10/31/2001                      16798                        13291                        13427
11/30/2001                      18415                        14280                        14408
12/31/2001                      19344                        15017                        15119
1/31/2002                       18622                        14940                        14929
2/28/2002                       18261                        14958                        14741
3/31/2002                       19070                        16027                        15668
4/30/2002                       18983                        15952                        15529
5/31/2002                       18738                        15683                        15255
6/30/2002                       17453                        14535                        14177
7/31/2002                       15807                        13127                        12752
8/31/2002                       15894                        13193                        12840
9/30/2002                       14580                        12130                        11869
10/31/2002                      15331                        12656                        12342
11/30/2002                      16428                        13388                        13085
12/31/2002                      15735                        12838                        12518
1/31/2003                       15360                        12463                        12233
2/28/2003                       15143                        12166                        11971
3/31/2003                       15172                        12269                        12073
4/30/2003                       16154                        13159                        12953
5/31/2003                       17756                        14250                        14054
6/30/2003                       17727                        14432                        14260
7/31/2003                       17973                        14944                        14705
8/31/2003                       18694                        15622                        15336
9/30/2003                       18420                        15382                        15081
10/31/2003                      19777                        16545                        16167
11/30/2003                      20254                        17122                        16614
12/31/2003                      21134                        17411                        17054
1/31/2004                       21683                        17788                        17456
2/29/2004                       22217                        18215                        17823
3/31/2004                       22044                        18293                        17823
4/30/2004                       21538                        17692                        17236
5/31/2004                       21625                        18059                        17517
6/30/2004                       22087                        18470                        18004

1 The PBHG Mid-Cap Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Mid-Cap Portfolio should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed by the variable annuity provider. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the portfolio's investment objectives, risks, charges and expenses and should be read carefully and considered before investing.
2 The six month return has not been annualized.
3 PBHG Mid-Cap Portfolio commenced operations on November 30, 1998.
4 For more information on the S&P MidCap 400 Index and the Lipper Mid-Cap Core
  Funds Average, please see the PBHG Disclosure Notes on page 43.

SECTOR WEIGHTINGS AT JUNE 30, 2004

[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

BASIC MATERIALS                     2%
CONSUMER CYCLICAL                  23%
CONSUMER NON-CYCLICAL               5%
ENERGY                             13%
FINANCIAL                          25%
HEALTH CARE                         4%
INDUSTRIAL                          3%
SERVICES                            2%
TECHNOLOGY                         21%
TRANSPORTATION                      1%
UTILITIES                           1%

% of Total Portfolio Investments in Common Stock


TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2004

Intuit                                            3.0%
Check Point Software Technologies                 2.3%
Westwood One                                      2.1%
Citadel Broadcasting                              2.1%
PartnerRe                                         2.0%
BMC Software                                      2.0%
E.W. Scripps, Cl A                                1.7%
New York Times, Cl A                              1.6%
Xl Capital, Cl A                                  1.6%
Veritas Software                                  1.6%
-------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS
IN COMMON STOCK                                  20.0%

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--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

STATEMENT OF NET ASSETS
AS OF JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                       Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.6%
BASIC MATERIALS -- 1.7%
CHEMICALS-SPECIALTY -- 1.2%
Eastman Chemical                       10,700      $      495
                                                   ----------
                                                          495
--------------------------------------------------------------------------------
INDUSTRIAL GASES -- 0.5%
Air Products & Chemicals                4,000             210
                                                   ----------
                                                          210
                                                   ----------
TOTAL BASIC MATERIALS (COST $612)                         705
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 21.9%
BROADCAST SERVICES/PROGRAMMING -- 2.1%
Citadel Broadcasting*                  56,200            819
                                                   ----------
                                                         819
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 2.3%
DR Horton                              16,800             477
Lennar, Cl A                            9,600             429
                                                   ----------
                                                          906
--------------------------------------------------------------------------------
CABLE TV -- 1.1%
EchoStar Communications, Cl A*         14,400             443
                                                   ----------
                                                          443
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.5%
CDW Computer Centers                    3,000             191
                                                   ----------
                                                          191
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.8%
Fairmont Hotels & Resorts              11,700             315
                                                   ----------
                                                          315
--------------------------------------------------------------------------------
MULTIMEDIA -- 1.7%
E.W. Scripps, Cl A                      6,600             693
                                                   ----------
                                                          693
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 1.6%
New York Times, Cl A                   14,600             653
                                                   ----------
                                                          653
--------------------------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.5%
Reader's Digest Association            12,050             193
                                                   ----------
                                                          193
--------------------------------------------------------------------------------
RADIO -- 3.1%
Radio One, Cl A*                       25,700             414
Westwood One*                          34,900             831
                                                   ----------
                                                        1,245
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.7%
Abercrombie & Fitch                     7,300             283
                                                   ----------
                                                          283

--------------------------------------------------------------------------------
                                                       Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.3%
Circuit City Stores                    10,500      $      136
                                                   ----------
                                                          136
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 2.3%
BJ's Wholesale Club*                   13,400             335
Costco Wholesale                       13,900             571
                                                   ----------
                                                          906
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 1.4%
Tiffany                                15,500             571
                                                   ----------
                                                          571
--------------------------------------------------------------------------------
RETAIL-TOY STORE -- 0.8%
Toys `R' Us*                           19,000             303
                                                   ----------
                                                          303
--------------------------------------------------------------------------------
TELEVISION -- 1.2%
Univision Communications, Cl A*        14,370             459
                                                   ----------
                                                          459
--------------------------------------------------------------------------------
TRAVEL SERVICES -- 1.5%
Sabre Holdings                         21,700             601
                                                   ----------
                                                          601
                                                   ----------
TOTAL CONSUMER CYCLICAL (COST $8,518)                   8,717
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 5.1%
AGRICULTURAL OPERATIONS -- 1.1%
Monsanto                               11,000             424
                                                   ----------
                                                          424
--------------------------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.9%
Dean Foods*                            10,000             373
                                                   ----------
                                                          373
--------------------------------------------------------------------------------
FOOD-FLOUR & GRAIN -- 1.6%
Archer-Daniels-Midland                 37,200             624
                                                   ----------
                                                          624
--------------------------------------------------------------------------------
FOOD-RETAIL -- 1.5%
Safeway*                               23,500             595
                                                   ----------
                                                          595
                                                   ----------
TOTAL CONSUMER NON-CYCLICAL (COST $1,747)               2,016
                                                   ----------
--------------------------------------------------------------------------------
ENERGY -- 12.0%
OIL & GAS DRILLING -- 4.5%
GlobalSantaFe                          16,000             424
Pride International*                   20,700             354
Rowan*                                 18,300             445
Transocean*                            19,000             550
                                                   ----------
                                                        1,773
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.6%
Newfield Exploration*                   7,100             396
Noble Energy                            3,600             184
Pogo Producing                          9,200             454
                                                   ----------
                                                        1,034
--------------------------------------------------------------------------------

                                       33

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--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO


--------------------------------------------------------------------------------
                                                       Market
Description                             Shares       Value (000)
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 2.3%
Tidewater                              12,400      $      370
Weatherford International*             12,200             549
                                                   ----------
                                                          919
--------------------------------------------------------------------------------
PIPELINES -- 2.6%
El Paso                                69,000             544
Williams                               41,600             495
                                                   ----------
                                                        1,039
                                                   ----------
TOTAL ENERGY (COST $4,084)                              4,765
                                                   ----------
--------------------------------------------------------------------------------
FINANCIAL -- 23.4%
FINANCE-CREDIT CARD -- 1.1%
Capital One Financial                   6,700             458
                                                   ----------
                                                          458
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.4%
Friedman Billings Ramsey Group, Cl A   28,200             558
                                                   ----------
                                                          558
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.7%
Countrywide Financial                   3,900             274
                                                   ----------
                                                          274
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 0.6%
AON                                     9,000             256
                                                   ----------
                                                          256
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 2.3%
Federated Investors, Cl B              19,600             595
Franklin Resources                      6,100             305
                                                   ----------
                                                          900
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 2.0%
Cigna                                   2,400             165
Genworth Financial, Cl A*              26,900             617
                                                   ----------
                                                          782
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 4.9%
Allmerica Financial*                   14,000             473
Assurant*                               7,400             195
HCC Insurance Holdings                 14,500             484
PartnerRe                              14,200             806
                                                   ----------
                                                        1,958
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 2.7%
Fidelity National Financial            11,500             429
Xl Capital, Cl A                        8,600             649
                                                   ----------
                                                        1,078
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.7%
CB Richard Ellis Group, Cl A*          14,000             267
                                                   ----------
                                                          267
--------------------------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 1.1%
St. Joe                                10,600             421
                                                   ----------
                                                          421
--------------------------------------------------------------------------------
REINSURANCE -- 0.8%
Odyssey Re Holdings                    13,200             317
                                                   ----------
                                                          317


--------------------------------------------------------------------------------
                                                       Market
Description                             Shares       Value (000)
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 0.4%
Equity Residential                      5,900      $      175
                                                   ----------
                                                          175
--------------------------------------------------------------------------------
REITS-HOTELS -- 1.5%
Host Marriott*                         48,900             604
                                                   ----------
                                                          604
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 1.5%
American Financial Realty Trust        41,700             596
                                                   ----------
                                                          596
--------------------------------------------------------------------------------
REITS-WAREHOUSE/INDUSTRIAL -- 0.5%
AMB Property                            5,800             201
                                                   ----------
                                                          201
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 1.2%
NewAlliance Bancshares*                34,000             475
                                                   ----------
                                                          475
                                                   ----------
TOTAL FINANCIAL (COST $8,456)                           9,320
                                                   ----------
--------------------------------------------------------------------------------
HEALTH CARE -- 4.1%
HEALTH CARE COST CONTAINMENT -- 1.3%
McKesson                               15,700             539
                                                   ----------
                                                          539
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.1%
Becton Dickinson                        8,100             420
                                                   ----------
                                                          420
--------------------------------------------------------------------------------
MEDICAL-HMO -- 0.5%
WellChoice*                             4,900             203
                                                   ----------
                                                          203
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.2%
Lincare Holdings*                      14,400             473
                                                   ----------
                                                          473
                                                   ----------
TOTAL HEALTH CARE (COST $1,339)                         1,635
                                                   ----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 3.1%
AEROSPACE/DEFENSE-EQUIPMENT -- 0.7%
Alliant Techsystems*                    4,300             272
                                                   ----------
                                                          272
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 1.3%
Brink's                                15,400             527
                                                   ----------
                                                          527
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.8%
Applera-- Applied Biosystems Group     14,300             311
                                                   ----------
                                                          311
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.3%
Republic Services                       4,700             136
                                                   ----------
                                                          136
                                                   ----------
TOTAL INDUSTRIAL (COST $907)                            1,246
                                                   ----------
--------------------------------------------------------------------------------

                                       34

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--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO


--------------------------------------------------------------------------------
                                                       Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
SERVICES -- 2.1%
COMPUTER SERVICES -- 1.0%
DST Systems*                            8,300      $      399
                                                   ----------
                                                          399
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES-- 1.1%
Viad*                                  15,700             424
                                                   ----------
                                                          424
                                                   ----------
TOTAL SERVICES (COST $651)                                823
                                                   ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 19.8%
APPLICATIONS SOFTWARE -- 4.9%
Intuit*                                30,600           1,181
Satyam Computer Services ADR*          26,400             488
Siebel Systems*                        27,200             290
                                                   ----------
                                                        1,959
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 3.0%
Dun & Bradstreet*                      10,400             561
Veritas Software*                      23,200             643
                                                   ----------
                                                        1,204
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.0%
QLogic*                                15,200             404
                                                   ----------
                                                          404
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 3.5%
BMC Software*                          43,300             801
Peoplesoft*                            32,500             601
                                                   ----------
                                                        1,402
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.4%
TIBCO Software*                        17,100             145
                                                   ----------
                                                          145
--------------------------------------------------------------------------------
INTERNET SECURITY -- 2.3%
Check Point Software Technologies*     34,200             923
                                                   ----------
                                                          923
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 1.1%
Xerox*                                 29,900             434
                                                   ----------
                                                          434
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.8%
Integrated Circuit Systems*            20,500             557
United Microelectronics ADR*           34,893             150
                                                   ----------
                                                          707
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.9%
Comverse Technology*                   18,500             369
                                                   ----------
                                                          369
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.9%
Amdocs*                                14,300             335
                                                   ----------
                                                          335
                                                   ----------
TOTAL TECHNOLOGY (COST $7,352)                          7,882
                                                   ----------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     Shares/Face      Market
Description                         Amount (000)   Value (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.5%
TRANSPORTATION-SERVICES -- 0.5%
CH Robinson Worldwide                   4,300      $      197
                                                   ----------
                                                          197
                                                   ----------
TOTAL TRANSPORTATION (COST $160)                          197
                                                   ----------
--------------------------------------------------------------------------------
UTILITIES -- 0.9%
ELECTRIC-INTEGRATED -- 0.9%
Allete                                  3,600             120
Alliant Energy                          9,000             235
                                                   ----------
                                                          355
                                                   ----------
TOTAL UTILITIES (COST $290)                               355
                                                   ----------
TOTAL COMMON STOCK (COST $34,116)                      37,661
                                                   ----------
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 1.0%
INDEX FUND-MIDCAP -- 1.0%
Midcap SPDR Trust Series 1*             3,600             400
                                                   ----------
                                                          400
                                                   ----------
TOTAL INVESTMENT COMPANY (COST $396)                      400
                                                   ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.0%
Morgan Stanley
   1.40%, dated 06/30/04, to be repurchased
   on 07/01/04, repurchase price $1,574,250
   (collateralized by U.S. Government
   obligations: total market value
   $1,633,055) (A)                   $  1,574           1,574
                                                   ----------
TOTAL REPURCHASE AGREEMENT (COST $1,574)                1,574
                                                   ----------
TOTAL INVESTMENTS-- 99.6% (COST $36,086)               39,635
                                                   ----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%
Receivable for investment securities sold                 410
Payable for investment advisory fees                      (27)
Payable for administrative fees                            (5)
Payable for trustees' fees                                 (1)
Other assets and liabilities, net                        (211)
                                                   ----------
TOTAL OTHER ASSETS AND LIABILITIES                        166
                                                   ----------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value, unlimited
   authorization) based on 2,600,864
   outstanding shares of beneficial interest           33,292
Accumulated net investment loss                           (47)
Accumulated net realized gain on investments            3,007
Net unrealized appreciation on investments              3,549
                                                   ----------
TOTAL NET ASSETS-- 100.0%                             $39,801
                                                   ==========
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $15.30
                                                       ======
* Non-income producing security.
(A)-- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REIT -- Real Estate Investment Trust
SPDR -- Standard & Poor's 500 Composite Index Depositary Receipt
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

STATEMENT OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
INVESTMENT INCOME:
     Dividends...................................................................   $  154
     Interest....................................................................       10
                                                                                     -----
          Total Investment Income................................................      164
                                                                                     -----
EXPENSES:
     Investment Advisory Fees....................................................      151
     Administrative Fees.........................................................       27
     Trustees' Fees..............................................................        3
     Transfer Agent Fees.........................................................       12
     Professional Fees...........................................................        6
     Printing Fees...............................................................        6
     Custodian Fees..............................................................        5
     Other Fees..................................................................        1
                                                                                     -----
          Total Expenses.........................................................      211
                                                                                     -----
NET INVESTMENT LOSS .............................................................      (47)
                                                                                     -----
Net Realized Gain from Security Transactions.....................................    2,349
Net Change in Unrealized Depreciation on Investments.............................     (840)
                                                                                     -----
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..................................    1,509
                                                                                     -----
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................   $1,462
                                                                                     -----

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED) AND THE YEAR ENDED
DECEMBER 31, 2003, RESPECTIVELY

                                                                                         01/01/04           01/01/03
                                                                                            to                 to
                                                                                         06/30/04           12/31/03
                                                                                         --------           --------
INVESTMENT ACTIVITIES:
   Net Investment Loss...............................................................    $   (47)          $    (49)
   Net Realized Gain from Security Transactions......................................      2,349              2,189
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..............       (840)             4,443
                                                                                         -------            -------
   Net Increase in Net Assets Resulting from Operations..............................      1,462              6,583
                                                                                         -------            -------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued.....................................................................      8,901             14,141
   Shares Redeemed...................................................................     (1,421)            (3,558)
                                                                                         -------            -------
   Increase in Net Assets Derived from Capital Share Transactions....................      7,480             10,583
                                                                                         -------            -------
       Total Increase in Net Assets..................................................      8,942             17,166
                                                                                         -------            -------
NET ASSETS:
   Beginning of Period...............................................................     30,859             13,693
                                                                                         -------            -------
   End of Period.....................................................................    $39,801            $30,859
                                                                                         -------            -------
   Accumulated Net Investment Loss...................................................    $   (47)           $    --
                                                                                         -------            -------
SHARES ISSUED AND REDEEMED:
   Shares Issued.....................................................................        588              1,154
   Shares Redeemed...................................................................        (94)              (303)
                                                                                         -------            -------
   Net Increase in Shares Outstanding................................................        494                851
                                                                                         -------            -------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD




                                     Net
             Net                Realized and             Distributions                                    Net
            Asset        Net     Unrealized                   from       Distributions                   Asset
            Value,   Investment   Gains or        Total        Net            from                       Value,
          Beginning    Income      Losses         from     Investment       Capital       Total           End        Total
          of Period    (Loss)   on Securities  Operations    Income          Gains    Distributions    of Period    Return
----------------------------------------------------------------------------------------------------------------------------
  2004**    $14.64    $(0.02) 1     $0.68        $0.66         --              --           --          $15.30       4.51%+
  2003       10.90     (0.03) 1      3.77         3.74         --              --           --           14.64      34.31%
  2002       13.40        --        (2.50)       (2.50)        --              --           --           10.90     (18.66)%
  2001       12.49        --         0.98         0.98         --          $(0.07)      $(0.07)          13.40       7.95%
  2000       11.92      0.02         3.34         3.36     $(0.04)          (2.75)       (2.79)          12.49      28.47%
  1999       11.10      0.02         2.75         2.77         --           (1.95)       (1.95)          11.92      25.66%


                                                                            Ratio
                                                                            of Net
                                                             Ratio        Investment
                                           Ratio          of Expenses    Income (Loss)
                                          of Net          to Average      to Average
                                        Investment        Net Assets      Net Assets
               Net       Ratio of         Income          (Excluding      (Excluding
             Assets,     Expenses         (Loss)            Waivers        Waivers       Portfolio
              End        to Average     to Average        and Expense    and Expense     Turnover
           of Period     Net Assets     Net Assets        Reduction)      Reduction)        Rate
---------------------------------------------------------------------------------------------------
  2004**    $39,801        1.19%*         (0.26)%*          1.19%*         (0.26)%*       59.36%+
  2003       30,859        1.20%          (0.24)%           1.23%          (0.27)%       147.82%
  2002       13,693        1.20%          (0.07)%           1.47%          (0.34)%       197.63%
  2001        3,555        1.20%           0.07%            2.40%          (1.13)%       251.16%
  2000          896        1.20%           0.19%            4.52%          (3.13)%       260.64%
  1999          698        1.20%           0.15%            5.89%          (4.54)%       906.69%

  * Annualized.
 ** For the six month period ended June 30, 2004 (Unaudited).
  + Total return and portfolio turnover have not been annualized.
  1 Per share calculations were performed using average shares for the period.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2004 (UNAUDITED)

1.  ORGANIZATION

PBHG Mid-Cap Portfolio (the "Portfolio"), is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), the PBHG Stable Value Portfolio (the "Stable Value Portfolio") and the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Select 20 Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio, the Small Cap Portfolio, or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objective, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2004, 54% and 33% of the outstanding shares of the Portfolio were held by the separate accounts of two participating insurance companies.


2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. PBHG Fund Services (the "Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the

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--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by the Portfolio may be delayed or limited.

COMPENSATING BALANCES -- If the Portfolio has a cash overdraft in excess of $100,000, it is required to leave 112% in compensating balance with Wachovia Bank, National Association, the custodian of the Portfolio, on the following day. If the Portfolio has a positive cash balance in excess of $100,000, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. Certain prior year amounts have been reclassified to conform to current year presentation.

DIRECTED BROKERAGE -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolio. Directed brokerage arrangements are reported as realized gains of the Portfolio. During the six month period ended June 30, 2004, the Portfolio received $2,486 under these arrangements.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter" or the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. At June 30, 2004, the amount of advisory fee waivers and the reimbursements of third party expenses by the Adviser subject to possible recapture was $30,791. At this time, the Portfolio's assets are less than $75 million. No amounts have been recaptured by the Adviser during the six month period ended June 30, 2004.

PBHG Fund Services, an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc., parent company of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid a portion of the Administrator's fee equal to the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

Certain officers and trustees of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2004, amounted to $27,316,583 and $19,871,536, respectively.

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--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

No dividends or distributions were declared during the years ended December 31, 2003 and 2002, respectively.

As of December 31, 2003, the components of distributable earnings were as follows (000):

        Undistributed ordinary income               $  575
        Undistributed long-term capital gain            99
        Unrealized appreciation                      4,373
                                                    ------
                                                    $5,047
                                                    ======

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years.

For the year ended December 31, 2003, the Portfolio utilized $928 (000) of capital loss carryforwards to offset net realized capital gains.

At June 30, 2004, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2004 were as follows
(000):

        FEDERAL                                       NET
          TAX      UNREALIZED      UNREALIZED     UNREALIZED
         COST     APPRECIATION    DEPRECIATION   APPRECIATION
        --------  -------------   -------------  -------------
        $36,086      $4,490          $(941)         $3,549


6.  CONCENTRATIONS/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as financial and technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7.  LINE OF CREDIT

Until June 3, 2004, the Portfolio was able to borrow an amount up to its prospectus-defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at June 30, 2004, or at any time during the six month period ended June 30, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.


8.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds and PBHG Insurance Series Fund (together, the "Trusts"), on behalf of each series portfolio of the Trusts (the "Funds") a Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and Pilgrim Baxter.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending agreement at June 30, 2004, or at any time during the six month period ended June 30, 2004.


9.  SETTLEMENTS AND PENDING LITIGATION

On June 21, 2004, Pilgrim Baxter entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all charges related to "market timing" activity in the PBHG Funds. In the settlements, Pilgrim Baxter, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements require Pilgrim Baxter to pay $40 million in disgorgement and $50 million in civil penalties,

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--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

and effective October 1, 2004, to reduce management fees for all of the Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the next five years. Pilgrim Baxter, and not the Fund or the Fund's shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties, and associated fees related to these regulatory proceedings. Pilgrim Baxter has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees.

The settlements require Pilgrim Baxter to operate in accordance with enhanced corporate governance policies and practices.

Further information regarding the specific details set forth in the settlement agreements is set forth under "Settlements and Pending Litigation" in the Fund's statements of additional information.

We understand that to date the SEC and NYAG have not settled the action they brought against Pilgrim Baxter's former principals relating to "market timing" activities. The former principals have not been associated with Pilgrim Baxter since November 2003, and Pilgrim Baxter cannot comment on the outcome of the charges against these individuals or the resulting impact of any potential future settlement on the PBHG Funds.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class actions and shareholder derivative suits, have been filed against certain PBHG Funds portfolios, Pilgrim Baxter and certain related parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits have been filed in Federal and state courts and seek such remedies as compensatory damages, restitution, rescission, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorneys' and experts' fees.

On February 20, 2004, the Federal Multi-District Litigation Panel (the "Panel") issued an order centralizing hundreds of cases involving allegations of market timing and/or late trading in the mutual fund industry for administration in the District of Maryland. All of the cases brought against Pilgrim Baxter have been designated as "tag-along" cases and have been transferred to the U.S. District Court for the District of Maryland.

More detailed information regarding the lawsuits is provided in the Fund's statements of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against PBHG Funds, Pilgrim Baxter and related parties in the future. Information about any similar lawsuits will be provided for in the Fund's prospectuses or statements of additional information.

Any potential resolution of these lawsuits may include, but not be limited to, judgments or settlements for damages against Pilgrim Baxter, the Fund or any named defendant. In the event the Fund incurs any losses, costs or expenses in connection with such lawsuits, the Fund's Board of Trustees may pursue claims on behalf of the affected Fund portfolios against any party that may have liability to the Fund in respect thereof.

On May 20, 2004, Olga Menyhart, who claims to be a shareholder of the PBHG Growth Fund and PBHG Emerging Growth Fund (the "Affected Portfolios"), filed suit in the United States District Court for the Middle District of Florida against Pilgrim Baxter, PBHG Fund Distributors, the Fund's distributor, and PBHG Fund Services, the Fund's administrator (together, Pilgrim Baxter, PBHG Fund Distributors and PBHG Fund Services are the "Pilgrim Baxter Entities"). The action is a derivative action brought by the plaintiff on behalf of the Affected Portfolios pursuant to Sections 36(b) and 12(b) under the Investment Company Act of 1940, as amended (the "1940 Act"). The complaint alleges the Pilgrim Baxter Entities received fees under the PBHG Funds' investment advisory agreements and the PBHG Funds' 12b-1 Plans in violation of Sections 12(b) and 36(b) under the 1940 Act. The plaintiff is seeking to (i) rescind the PBHG Funds' investment advisory agreements with Pilgrim Baxter and the PBHG Funds' 12b-1 Plans; (ii) to recover either the total fees charged by the Pilgrim Baxter Entities or excess profits received by the Pilgrim Baxter Entities; and/or (iii) recover other excessive compensation received by, or improper payments wrongfully retained by, the Pilgrim Baxter Entities in breach of their fiduciary duties under the 1940 Act.

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--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER MID-CAP CORE FUNDS AVERAGE (THE "AVERAGE") represents 346 mutual funds classified by Lipper, Inc. in the Mid-Cap Core category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The S&P MIDCAP 400 INDEX (THE "INDEX") is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

The Index and the Average are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004

The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, another registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Portfolio's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-347-9256.


------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                              IN THE PBHG
                                           TERM OF                                            FUND FAMILY          OTHER
                          POSITION        OFFICE AND                                            COMPLEX        DIRECTORSHIPS
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)             OVERSEEN BY          HELD
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS                  TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson      Chairman of     Trustee       Chief Financial Officer, The Triumph         26      Director, The Triumph
(59)                     the Board       Since 1997    Group, Inc. (manufacturing) since 1992.              Group, Inc. since 1992.
                         and Lead                                                                           Trustee, PBHG Funds
                         Independent                                                                        since 1997.
                         Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards        Trustee         Trustee       Consultant, Syrus Associates (business       26      Trustee, Provident
(57)                                     since 1997    and marketing consulting firm) 1986-2002.            Investment Counsel Trust
                                                                                                            (investment company-5
                                                                                                            portfolios) 1992-2003.
                                                                                                            Trustee, EQ Advisors
                                                                                                            (investment company-37
                                                                                                            portfolios) since 1997.
                                                                                                            Trustee, PBHG Funds
                                                                                                            since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller         Trustee         Trustee       Senior Vice President, Cherry & Webb, CWT    26      Trustee, PBHG Funds
(70)                                     since 1997    Specialty Stores 1995-2000. Advisor and               since 1997.
                                                       Secretary,the Underwoman Shoppes, Inc.
                                                       (retail clothing Stores) 1980-2002.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS**
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock         President       President     President and Director, Pilgrim Baxter &
(48)                                     since 2003    Associates, Ltd. since July 2003. Chief
                                                       Executive Officer, Pilgrim Baxter &
                                                       Associates, Ltd., Trustee, PBHG Fund
                                                       Distributors, PBHG Shareholder Services
                                                       and PBHG Fund Services since November 2003.
                                                       President, PBHG Funds since November 2003.
                                                       Chief Operating Officer, Pilgrim Baxter
                                                       & Associates, Ltd. July 2003-March 2004.
                                                       President and Chief Executive Officer,
                                                       Transamerica Capital, Inc. 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings          Treasurer,      Treasurer,    Vice President, Pilgrim Baxter & Associates,
(40)                     Chief           Chief         Ltd. since 2001 and Sales and Marketing Director,
                         Financial       Financial     Pilgrim Baxter & Associates, Ltd. since 2004.
                         Officer,        Officer,      President, PBHG FundServices since December
                         Controller      Controller    1998. Treasurer, ChiefFinancial Officer and
                                         since 1997    Controller, PBHG Funds since March 1997.
                                                       President, PBHG Shareholder Services,
                                                       Inc. since 2001. President, PBHG Fund
                                                       Distributors 1999-2003. Vice President, PBHG
                                                       Fund Distributors, since March 2003. Treasurer,
                                                       PBHG Fund Services, 1996-1999. Director of
                                                       Mutual Fund Operations, Pilgrim Baxter &
                                                       Associates, Ltd., 1996-2001.
------------------------------------------------------------------------------------------------------------------------------------

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------



                                           TERM OF
                          POSITION        OFFICE AND
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr             Vice President  Vice          General Counsel and Secretary, Old Mutual Capital,
(42)                     and Secretary   President     Inc., since May 2004. Chief Operating Officer, Pilgrim
                                         and           Baxter & Associates, Ltd. since March 2004. Senior
                                         Secretary     Vice President, Pilgrim Baxter & Associates, Ltd., since
                                         since 1997    January 2001. General Counsel and Secretary, Pilgrim
                                                       Baxter & Associates, Ltd., since November 1996.
                                                       Vice President and Secretary, PBHG Funds since
                                                       March 1997. General Counsel and Secretary, Pilgrim
                                                       Baxter Value Investors, Inc., 1996-2002. General Counsel
                                                       and Secretary, PBHG Shareholder Services, since June 2001.
                                                       General Counsel and Secretary, PBHG Fund Services and
                                                       PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III   Vice President   Vice          Vice President and Assistant Secretary, PBHG Funds,
(44)                    and Assistant    President     since March 2002. Vice President, Deputy General
                        Secretary        and           Counsel and Assistant Secretary, Pilgrim Baxter &
                                         Assistant     Associates, Ltd., PBHG Fund Distributors and
                                         Secretary     PBHG Fund Services, since January 2004. Vice
                                         since 2002    President, Senior Legal Counsel and Assistant Secretary,
                                                       Pilgrim Baxter & Associates, Ltd., PBHG Fund
                                                       Distributors and PBHG Fund Services, 2001-2004.
                                                       Senior Counsel and Assistant Secretary, Pilgrim Baxter
                                                       Value Investors, Inc., 2001-2002. Director and Senior
                                                       Counsel, Merrill Lynch Investment Managers, L.P. and
                                                       Princeton Administrators, L.P. from September 1997
                                                       until December 2001 and holding various other
                                                       positions with these companies from 1991 to 1997;
                                                       Secretary of various Merrill Lynch and Mercury open-
                                                       end funds, as well as Somerset Exchange Fund and
                                                       The Europe Fund, Inc. until December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon          Vice            Vice          Chief Compliance Officer, Old Mutual Capital, Inc.,
(40)                     President       President     since May 2004. Vice President and Chief Compliance
                                         since 2001    Officer, Pilgrim Baxter & Associates, Ltd. since
                                                       April 2001. Chief Compliance Officer, PBHG Fund
                                                       Services, and PBHG Shareholder Services, and
                                                       Registered Principal, PBHG Fund Distributors, since
                                                       April 2001. Vice President, PBHG Insurance Series
                                                       Funds since April 2001. Chief Compliance Officer,
                                                       Pilgrim Baxter Value Investors, Inc., 2001-2002. Chief
                                                       Compliance Officer, Pilgrim Baxter Private Equity
                                                       Advisor, 2001-2003. Vice President and Deputy
                                                       Compliance Director, Delaware Investments, 1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner        Assistant       Assistant     Fund Administration Manager, Pilgrim Baxter &
(34)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2000    February 2000. Assistant Treasurer, PBHG Funds,
                                                       since December 2000. Fund Accounting Manager,
                                                       SEI Investments Mutual Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne       Assistant       Assistant     Fund Administration Associate, Pilgrim Baxter &
(31)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2001    August 2001. Assistant Treasurer, PBHG Funds,
                                                       since December 2001. Fund Accounting Supervisor,
                                                       PFPC, Inc., 1999-2001. Fund Accountant, PFPC,
                                                       Inc., 1998-1999.
------------------------------------------------------------------------------------------------------------------------------------

**Officer of the Trust until such time as his or her successor is duly elected and qualified.

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

Dear Shareholder:

Stocks have been treading water for most of the first half of 2004 as promising news on job growth and corporate earnings were offset by increased investor pessimism regarding rising interest rates, geopolitical concerns, and skyrocketing oil prices. During the six months ended June 30, 2004, the PBHG Select Value Portfolio underperformed its benchmark, the S&P 500 Index. For the six months ended June 30, 2004, PBHG Select Value Portfolio returned at net asset value (1.45)% versus the return of 3.44% for its benchmark, the S&P 500 Index. Investors should keep in mind that past performance is no guarantee of future results and the investment return of the Portfolio will fluctuate.

PERFORMANCE DISCUSSION

Our overweight position in broadcasting companies was one of the primary reasons for our underperformance relative to the benchmark. In particular, our selections in the radio and television arena struggled. While many of these stocks boasted strong returns at the end of 2003, many investors were concerned that they would be unable to achieve their 2004 earnings estimates. Broadcasting names such as Westwood One, Clear Channel Communication and Cablevision Systems Corporation all negatively impacted the Portfolio's performance. During the period we sold many of our radio and television holdings having found better opportunities in the cable and entertainment industry.

Performance during the period was also impacted by some poor stock selection in the health care sector. One large health care holding in particular, Tenet Healthcare, hurt performance during the first three months of the period. Despite this difficult quarter, the stock bounced back nicely during the second quarter as a better pricing environment for hospitals combined with improvement on the corporation's bad debt expenses helped to turn it around. In the financial sector, performance was also negatively impacted by Citigroup.

On a positive note, our continued underweight position relative to the benchmark in technology finally paid off. Overall the technology sector underperformed for the period as more and more dollars were added to the more cyclical areas of the market such as industrials, transportation and energy. Microsoft, one of our limited technology holdings, posted strong results, aiding overall performance.

As oil and gas prices continued to rise to record levels, many energy companies began to generate significant free cash flow and their stock prices rose accordingly. As a result, the Portfolio's overweight position in the energy sector proved very beneficial to performance during the period. In particular, energy holding Anadarko Petroleum, which is involved with the exploration, production and marketing of oil and gas, posted strong results and was a leading performer for the quarter.

LOOKING FORWARD

We believe that the market seemed comforted by the Federal Reserve's actions and words regarding interest rate hikes. The 25 basis point increase was largely anticipated and the Fed pledged a "measured" campaign to raise interest rates to a level consistent with a healthy economy. We expect that this rise in interest rates accompanied by a slower rate of growth will prove to be a good time to be investing in higher-quality companies that can demonstrate consistent earnings growth. In addition, we believe current valuations for many large caps are beginning to look relatively attractive. We remain committed to stocks of stable, growing companies that have strong balance sheets, free cash flow and, in our view, sustainable market share. We believe investments in such companies will best position the Portfolio to provide steady growth over the longer term.

Sincerely,


/S/Raymond J. McCaffrey                               /S/James B. Bell, III

Raymond J. McCaffrey, CFA                             James B. Bell, III, CFA
Portfolio Manager                                     Portfolio Manager

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO                                          (UNAUDITED)

-----------------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURN 1 AS OF JUNE 30, 2004
-----------------------------------------------------------------------------------------------------
                                                          Annualized    Annualized      Annualized
                                              One Year    Three Year     Five Year     Inception to
                               Six Months 2    Return       Return        Return           Date 3
-----------------------------------------------------------------------------------------------------
PBHG Select Value Portfolio      (1.45)%       14.11%       (6.02)%        0.87%           7.70%
-----------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUNDS THAT INVEST IN A LIMITED NUMBER OF SECURITIES MAY INVOLVE GREATER RISKS AND MORE PRICE VOLATILITY THAN FUNDS THAT DO NOT LIMIT THE NUMBER OF SECURITIES IN WHICH THEY INVEST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE LOWER OR HIGHER THAN SHOWN, IS AVAILABLE BY CALLING 1.888.724.4669.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN PBHG SELECT VALUE PORTFOLIO VERSUS THE S&P 500 INDEX AND THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                                  PBHG                          S&P                    LIPPER LARGE-CAP
                         SELECT VALUE PORTFOLIO              500 INDEX 4              VALUE FUNDS AVERAGE
10/28/97                         10000                         10000                        10000
10/31/97                          9990                          9926                        10000
11/30/97                         10190                         10385                        10278
12/31/97                         10430                         10564                        10453
1/31/98                          10430                         10681                        10426
2/28/98                          11100                         11451                        11128
3/31/98                          11630                         12037                        11637
4/30/98                          11850                         12158                        11690
5/31/98                          11850                         11949                        11483
6/30/98                          12010                         12435                        11556
7/31/98                          11944                         12302                        11207
8/31/98                          10274                         10524                         9595
9/30/98                          11104                         11198                        10112
10/31/98                         12374                         12109                        10879
11/30/98                         13285                         12843                        11355
12/31/98                         14389                         13583                        11676
1/31/99                          14641                         14151                        11743
2/28/99                          14046                         13711                        11439
3/31/99                          14409                         14259                        11802
4/30/99                          14812                         14812                        12727
5/31/99                          14883                         14462                        12601
6/30/99                          15720                         15264                        13003
7/31/99                          15387                         14788                        12575
8/31/99                          15125                         14715                        12229
9/30/99                          14935                         14311                        11746
10/31/99                         15699                         15217                        12192
11/30/99                         15967                         15526                        12190
12/31/99                         15668                         16441                        12415
1/31/2000                        15410                         15615                        11927
2/29/2000                        14420                         15319                        11229
3/31/2000                        16039                         16818                        12416
4/30/2000                        16575                         16312                        12363
5/31/2000                        17071                         15977                        12542
6/30/2000                        16617                         16371                        12142
7/31/2000                        15822                         16115                        12204
8/31/2000                        17040                         17116                        12973
9/30/2000                        17553                         16212                        12888
10/31/2000                       17473                         16144                        13241
11/30/2000                       17565                         14871                        12736
12/31/2000                       18469                         14944                        13413
1/31/2001                        20118                         15474                        13650
2/28/2001                        19958                         14063                        13199
3/31/2001                        19236                         13172                        12721
4/30/2001                        20244                         14196                        13432
5/31/2001                        20370                         14291                        13664
6/30/2001                        19775                         13943                        13294
7/31/2001                        19843                         13806                        13253
8/31/2001                        18778                         12942                        12690
9/30/2001                        16781                         11896                        11679
10/31/2001                       17442                         12123                        11744
11/30/2001                       18752                         13053                        12499
12/31/2001                       18787                         13168                        12724
1/31/2002                        17941                         12975                        12520
2/28/2002                        18022                         12725                        12428
3/31/2002                        17929                         13204                        12972
4/30/2002                        17001                         12403                        12449
5/31/2002                        17709                         12312                        12460
6/30/2002                        16352                         11435                        11593
7/31/2002                        14937                         10544                        10594
8/31/2002                        14821                         10613                        10650
9/30/2002                        12811                          9459                         9411
10/31/2002                       13819                         10292                        10075
11/30/2002                       14476                         10898                        10733
12/31/2002                       14078                         10257                        10199
1/31/2003                        13620                          9989                         9946
2/28/2003                        12799                          9839                         9686
3/31/2003                        12834                          9934                         9686
4/30/2003                        13726                         10753                        10505
5/31/2003                        14429                         11319                        11174
6/30/2003                        14383                         11464                        11318
7/31/2003                        14558                         11666                        11469
8/31/2003                        14781                         11893                        11680
9/30/2003                        14642                         11767                        11538
10/31/2003                       15087                         12433                        12171
11/30/2003                       15376                         12542                        12324
12/31/2003                       16653                         13200                        13067
1/31/2004                        16653                         13442                        13277
2/29/2004                        16713                         13629                        13543
3/31/2004                        16135                         13423                        13361
4/30/2004                        16014                         13213                        13104
5/31/2004                        16026                         13394                        13197
6/30/2004                        16412                         13654                        13493

1 The PBHG Select Value Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Select Value Portfolio should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed to the variable annuity provider. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the portfolio's investment objectives, risks, charges and expenses and should be read carefully and considered before investing.
2 The six month return has not been annualized.
3 PBHG Select Value Portfolio commenced operations on October 28, 1997.
4 For more information on the S&P 500 Index please see the PBHG Disclosure Notes on page 57.
5 The chart assumes $10,000 invested in the Lipper Large-Cap Value Funds Average at that month's end, October 31, 1997. For more information on the Lipper Large-Cap Value Funds Average please see the PBHG Disclosure Notes on page 57.

SECTOR WEIGHTINGS AT JUNE 30, 2004

[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

CONSUMER CYCLICAL                   17%
CONSUMER NON-CYCLICAL                4%
ENERGY                              17%
FINANCIAL                           25%
HEALTH CARE                         21%
INDUSTRIAL                           4%
TECHNOLOGY                          12%

% of Total Portfolio Investments in Common Stock

TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2004

Microsoft                                         4.9%
Freddie Mac                                       4.8%
Fannie Mae                                        4.7%
Bank of America                                   4.5%
Anadarko Petroleum                                4.5%
Altria Group                                      4.3%
HCA                                               4.2%
ConocoPhillips                                    4.1%
Pfizer                                            4.1%
Exxon Mobil                                       4.1%
------------------------------------------------------
COMBINED TOP TEN HOLDINGS AS A %
OF TOTAL PORTFOLIO INVESTMENTS IN
COMMON STOCK                                     44.2%

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

STATEMENT OF NET ASSETS
AS OF JUNE 30, 2004 (UNAUDITED)


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.0%
CONSUMER CYCLICAL -- 16.9%
BROADCAST SERVICES/PROGRAMMING -- 2.6%
Liberty Media, Cl A*                  203,500       $   1,830
                                                    ---------
                                                        1,830
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 7.7%
Beazer Homes USA                       22,100           2,217
Centex                                 41,100           1,880
DR Horton                              46,500           1,321
                                                    ---------
                                                        5,418
--------------------------------------------------------------------------------
CABLE TV -- 3.2%
Comcast, Cl A*                         82,600           2,281
                                                    ---------
                                                        2,281
--------------------------------------------------------------------------------
MULTIMEDIA -- 3.4%
News Corp ADR                          73,000           2,400
                                                    ---------
                                                        2,400
                                                    ---------
TOTAL CONSUMER CYCLICAL (COST $12,601)                 11,929
                                                    ---------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 4.3%
TOBACCO -- 4.3%
Altria Group                           60,000           3,003
                                                    ---------
                                                        3,003
                                                    ---------
TOTAL CONSUMER NON-CYCLICAL (COST $2,863)               3,003
                                                    ---------
--------------------------------------------------------------------------------
ENERGY -- 16.5%
OIL COMPANIES-EXPLORATION & PRODUCTION-- 4.5%
Anadarko Petroleum                     54,200           3,176
                                                    ---------
                                                        3,176
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 12.0%
ChevronTexaco                          29,000           2,729
ConocoPhillips                         37,900           2,891
Exxon Mobil                            64,800           2,878
                                                    ---------
                                                        8,498
                                                    ---------
TOTAL ENERGY (COST $8,620)                             11,674
                                                    ---------
--------------------------------------------------------------------------------
FINANCIAL -- 25.0%
FINANCE-INVESTMENT BANKER/BROKER -- 11.0%
Bear Stearns                           26,600           2,243
Citigroup                              57,900           2,692
JPMorgan Chase                         73,900           2,865
                                                    ---------
                                                        7,800
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 9.5%
Fannie Mae                             46,800           3,340
Freddie Mac                            52,900           3,348
                                                    ---------
                                                        6,688

--------------------------------------------------------------------------------
                                     Shares/Face      Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 4.5%
Bank of America                        37,600    $      3,182
                                                    ---------
                                                        3,182
                                                    ---------
TOTAL FINANCIAL (COST $16,702)                         17,670
                                                    ---------
--------------------------------------------------------------------------------
HEALTH CARE -- 20.5%
MEDICAL-DRUGS -- 12.2%
Merck                                  60,400           2,869
Pfizer                                 84,000           2,880
Wyeth                                  79,500           2,875
                                                    ---------
                                                        8,624
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 8.3%
HCA                                    71,400           2,969
Tenet Healthcare*                     213,800           2,867
                                                    ---------
                                                        5,836
                                                    ---------
TOTAL HEALTH CARE (COST $14,525)                       14,460
                                                    ---------
--------------------------------------------------------------------------------
INDUSTRIAL -- 4.1%
DIVERSIFIED MANUFACTURING OPERATIONS-- 4.1%
General Electric                       88,200           2,858
                                                    ---------
                                                        2,858
                                                    ---------
TOTAL INDUSTRIAL (COST $2,814)                          2,858
                                                    ---------
--------------------------------------------------------------------------------
TECHNOLOGY -- 11.7%
APPLICATIONS SOFTWARE -- 4.9%
Microsoft                             121,500           3,470
                                                    ---------
                                                        3,470

--------------------------------------------------------------------------------
COMPUTERS -- 4.0%
International Business Machines        31,700           2,794
                                                    ---------
                                                        2,794
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.8%
Applied Materials*                    100,000           1,962
                                                    ---------
                                                        1,962
                                                    ---------
TOTAL TECHNOLOGY (COST $8,356)                          8,226
                                                    ---------
TOTAL COMMON STOCK (COST $66,481)                      69,820
                                                    ---------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 1.0%
Deutsche Bank
   1.370%, dated 06/30/04, to be
   repurchased on 07/01/04,
   repurchase price $338,052
   (collateralized by U.S. Government
   Obligations: total market
   value $349,075) (A)                   $338             338
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO


--------------------------------------------------------------------------------
                                        Face          Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
Morgan Stanley
   0.800%, dated 06/30/04, to be
   repurchased on 07/01/04,
   repurchase price $338,046
   (collateralized by U.S. Government
   Obligations: total market
   value $344,801) (A)                   $338       $     338
                                                    ---------
TOTAL REPURCHASE AGREEMENTS (COST $676)                   676
                                                    ---------
TOTAL INVESTMENTS-- 100.0% (COST $67,157)              70,496
                                                    ---------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Payable for investment advisory fees                      (38)
Payable for administrative fees                            (9)
Payable for trustees' fees                                 (3)
Other assets and liabilities, net                          83
                                                    ---------
TOTAL OTHER ASSETS AND LIABILITIES                         33
                                                    ---------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value, unlimited
   authorization) based on 5,174,877
   outstanding shares of beneficial interest          138,633
Undistributed net investment income                     1,870
Accumulated net realized loss on investments          (73,313)
Net unrealized appreciation on investments              3,339
                                                    ---------
TOTAL NET ASSETS-- 100.0%                           $  70,529
                                                    ---------
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                          $13.63
                                                    ---------
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

STATEMENT OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
INVESTMENT INCOME:
     Dividends..............................................................      $    742
     Interest...............................................................             9
     Less: Foreign Taxes Withheld...........................................            (1)
                                                                                  ---------
        Total Investment Income.............................................           750
                                                                                  ---------
EXPENSES:
     Investment Advisory Fees...............................................           250
     Administrative Fees....................................................            58
     Trustees' Fees.........................................................             6
     Printing Fees..........................................................            17
     Transfer Agent Fees....................................................            12
     Professional Fees......................................................            11
     Custodian Fees.........................................................             3
     Other Fees.............................................................             1
                                                                                  ---------
          Total Expenses....................................................           358
                                                                                  ---------
     NET INVESTMENT INCOME..................................................           392
                                                                                  ---------
Net Realized Gain from Security Transactions................................         2,591
Net Change in Unrealized Depreciation on Investments........................        (4,027)
                                                                                  ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.............................        (1,436)
                                                                                  ---------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............................      $ (1,044)
                                                                                  ---------

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2003, RESPECTIVELY

                                                                                          01/01/04          01/01/03
                                                                                             to                to
                                                                                          06/30/04          12/31/03
                                                                                          --------          --------
INVESTMENT ACTIVITIES:
   Net Investment Income.............................................................       $ 392           $  1,793
   Net Realized Gain from Security Transactions......................................       2,591              6,529
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..............      (4,027)             8,966
                                                                                          -------           --------
   Net Increase (Decrease) in Net Assets Resulting from Operations...................      (1,044)            17,288
                                                                                          -------           --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income.............................................................          --             (2,887)
                                                                                          -------           --------
   Total Distributions...............................................................         --              (2,887)
                                                                                          -------           --------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued.....................................................................       1,720              8,171
   Shares Issued upon Reinvestment of Distributions..................................         --               2,887
   Shares Redeemed...................................................................     (24,182)           (72,746)
                                                                                          -------           --------
   Decrease in Net Assets Derived from Capital Share Transactions....................     (22,462)           (61,688)
                                                                                          -------           --------
       Total Decrease in Net Assets..................................................     (23,506)           (47,287)
                                                                                          -------           --------
NET ASSETS:
   Beginning of Period...............................................................      94,035            141,322
                                                                                          -------           --------
   End of Period.....................................................................     $70,529           $ 94,035
                                                                                          -------           --------
   Undistributed Net Investment Income...............................................     $ 1,870          $   1,478
                                                                                          -------           --------
   SHARES ISSUED AND REDEEMED:
   Shares Issued.....................................................................         127                669
   Shares Issued upon Reinvestment of Distributions..................................         --                 233
   Shares Redeemed...................................................................      (1,750)            (5,878)
                                                                                          -------           --------
   Net Decrease in Shares Outstanding................................................      (1,623)            (4,976)
                                                                                          -------           --------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD


                                       Net
              Net                 Realized and                 Distributions                                    Net
             Asset                 Unrealized                      from          Distributions                 Asset
            Value,       Net        Gains or        Total           Net              from                      Value,
          Beginning  Investment     Losses          from        Investment          Capital       Total         End
          of Period    Income    on Securities   Operations       Income             Gains    Distributions  of Period
---------------------------------------------------------------------------------------------------------------------------
  2004**   $13.83      $0.07 1      $(0.27)        $(0.20)           --                --           --         $13.63
  2003      12.00       0.35          1.81           2.16        $(0.33)               --        $(0.33)        13.83
  2002      16.20       0.30         (4.35)         (4.05)        (0.15)               --         (0.15)        12.00
  2001 1    16.13       0.15 1        0.10           0.25         (0.04)           $(0.14)        (0.18)        16.20
  2000      15.19       0.07          2.54           2.61         (0.09)            (1.58)        (1.67)        16.13
  1999      14.27       0.13          1.13           1.26            --             (0.34)        (0.34)        15.19


                                                                                                 Ratio
                                                                                                 of Net
                                                                                Ratio          Investment
                                                                             of Expenses      Income (Loss)
                                                               Ratio         to Average        to Average
                            Net            Ratio of           of Net         Net Assets        Net Assets
                           Assets,         Expenses          Investment       (Excluding        (Excluding
                            End           to Average           Income           Waivers          Waivers         Portfolio
             Total       of Period            Net            to Average       and Expense      and Expense       Turnover
             Return        (000)            Assets           Net Assets       Reduction)        Reduction)          Rate
-----------------------------------------------------------------------------------------------------------------------------
  2004**      (1.45)%+   $ 70,529             0.93%*            1.02%*           0.93%*            1.02%*           60.09%+
  2003        18.29%       94,035             0.90%             1.53%            0.90%             1.53%           224.47%
  2002       (25.07)%     141,322             0.87%             1.19%            0.87%             1.19%           505.46%
  2001 1       1.72%      332,970             0.86%             0.67%            0.86%             0.67%           652.60%
  2000        17.88%      118,669             0.97%             1.30%            0.97%             1.30%          1137.60%
  1999         8.89%       39,972             0.95%             0.84%            0.95%             0.84%           927.02%

 * Annualized.
** For the six month period ended June 30, 2004 (Unaudited).
+ Total return and portfolio turnover have not been annualized.
1 Per share calculations were performed using average shares for the period.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2004 (UNAUDITED)

1.  ORGANIZATION

PBHG Select Value Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), the PBHG Stable Value Portfolio (the "Stable Value Portfolio") and the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Select 20 Portfolio, the Small Cap Growth Portfolio, the Small Cap Portfolio or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objective, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2004, 78% of the outstanding shares of the Portfolio were held by the separate accounts of one participating insurance company.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. PBHG Fund Services (the "Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

COMPENSATING BALANCES -- If the Portfolio has a cash overdraft in excess of $100,000, it is required to leave 112% in compensating balance with Wachovia Bank, National Association, the custodian of the Portfolio, on the following day. If the Portfolio has a positive cash balance in excess of $100,000, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. Certain prior year amounts have been reclassified to conform to current year presentation.

DIRECTED BROKERAGE -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolio. Directed brokerage arrangements are reported as realized gains of the Portfolio. During the six month period ended June 30, 2004, the Portfolio received $10,343 under these arrangements.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter" or the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.65% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.00%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.00%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.00%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. No amounts have been recaptured by the Adviser during the six month period ended June 30, 2004.

PBHG Fund Services, an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc., parent company of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid a portion of the Administrator's fee equal to the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

Certain officers and trustees of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2004, amounted to $45,639,873 and $67,438,790, respectively.

5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended December 31, 2003 and 2002 were as follows (000):

                                     ORDINARY
                                      INCOME
                                     -------
             2003                     $2,887
             2002                      1,870

As of December 31, 2003, the components of accumulated losses were as follows
(000):

Capital loss carryforwards expiring:
      December 2009                             $ (6,778)
      December 2010                              (69,036)
Undistributed ordinary income                      1,478
Post-October losses                                  (56)
Unrealized appreciation                            7,332
                                                --------
                                                $(67,060)
                                                ========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. Post-October losses represent losses realized on investment transactions from November 1, 2003 through December 31, 2003 that, in accordance with Federal income tax regulations the Portfolio has elected to defer and treat as having arisen in the following fiscal year.

During the year ended December 31, 2003, the Portfolio utilized $4,425 (000) of capital loss carryforwards to offset net realized capital gains.

At June 30, 2004, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2004 were as follows
(000):

        FEDERAL                                       NET
          TAX      UNREALIZED      UNREALIZED     UNREALIZED
         COST     APPRECIATION    DEPRECIATION   APPRECIATION
        --------  -------------   -------------  -------------
        $67,157      $5,534         $(2,195)        $3,339

6.  CONCENTRATION/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as healthcare and finance, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7.  LINE OF CREDIT

Until June 3, 2004, the Portfolio was able to borrow an amount up to its prospectus-defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at June 30, 2004, or at any time during the six month period ended June 30, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.

8.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds and PBHG Insurance Series Fund (together, the "Trusts"), on behalf of each series portfolio of the Trusts (the "Funds") a Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and Pilgrim Baxter.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending arrangement at June 30, 2004, or at any time during the six month period ended June 30, 2004.

9.  SETTLEMENTS AND PENDING LITIGATION

On June 21, 2004, Pilgrim Baxter entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all charges related to "market timing" activity in the PBHG Funds. In the settle-

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

ments, Pilgrim Baxter, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements require Pilgrim Baxter to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all of the Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the next five years. Pilgrim Baxter, and not the Fund or the Fund's shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties, and associated fees related to these regulatory proceedings. Pilgrim Baxter has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees.

The settlements require Pilgrim Baxter to operate in accordance with enhanced corporate governance policies and practices.

Further information regarding the specific details set forth in the settlement agreements is set forth under "Settlements and Pending Litigation" in the Fund's statements of additional information.

We understand that to date the SEC and NYAG have not settled the action they brought against Pilgrim Baxter's former principals relating to "market timing" activities. The former principals have not been associated with Pilgrim Baxter since November 2003, and Pilgrim Baxter cannot comment on the outcome of the charges against these individuals or the resulting impact of any potential future settlement on the PBHG Funds.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class actions and shareholder derivative suits, have been filed against certain PBHG Funds portfolios, Pilgrim Baxter and certain related parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits have been filed in Federal and state courts and seek such remedies as compensatory damages, restitution, rescission, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorneys' and experts' fees.

On February 20, 2004, the Federal Multi-District Litigation Panel (the "Panel") issued an order centralizing hundreds of cases involving allegations of market timing and/or late trading in the mutual fund industry for administration in the District of Maryland. All of the cases brought against Pilgrim Baxter have been designated as "tag-along" cases and have been transferred to the U.S. District Court for the District of Maryland.

More detailed information regarding the lawsuits is provided in the Fund's statements of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against PBHG Funds, Pilgrim Baxter and related parties in the future. Information about any similar lawsuits will be provided for in the Fund's prospectuses or statements of additional information.

Any potential resolution of these lawsuits may include, but not be limited to, judgments or settlements for damages against Pilgrim Baxter, the Fund or any named defendant. In the event the Fund incurs any losses, costs or expenses in connection with such lawsuits, the Fund's Board of Trustees may pursue claims on behalf of the affected Fund portfolios against any party that may have liability to the Fund in respect thereof.

On May 20, 2004, Olga Menyhart, who claims to be a shareholder of the PBHG Growth Fund and PBHG Emerging Growth Fund (the "Affected Portfolios"), filed suit in the United States District Court for the Middle District of Florida against Pilgrim Baxter, PBHG Fund Distributors, the Fund's distributor, and PBHG Fund Services, the Fund's administrator (together, Pilgrim Baxter, PBHG Fund Distributors and PBHG Fund Services are the "Pilgrim Baxter Entities"). The action is a derivative action brought by the plaintiff on behalf of the Affected Portfolios pursuant to Sections 36(b) and 12(b) under the Investment Company Act of 1940, as amended (the "1940 Act"). The complaint alleges the Pilgrim Baxter Entities received fees under the PBHG Funds' investment advisory agreements and the PBHG Funds' 12b-1 Plans in violation of Sections 12(b) and 36(b) under the 1940 Act. The plaintiff is seeking to (i) rescind the PBHG Funds' investment advisory agreements with Pilgrim Baxter and the PBHG Funds' 12b-1 Plans; (ii) to recover either the total fees charged by the Pilgrim Baxter Entities or excess profits received by the Pilgrim Baxter Entities; and/or (iii) recover other excessive compensation received by, or improper payments wrongfully retained by, the Pilgrim Baxter Entities in breach of their fiduciary duties under the 1940 Act.

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER LARGE-CAP VALUE FUNDS AVERAGE (THE "AVERAGE") represents 439 mutual funds classified by Lipper, Inc. in the Large-Cap Value category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The S&P 500 INDEX (THE "INDEX") is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Index and the Average are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004

The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, another registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Portfolio's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-347-9256.

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                              IN THE PBHG
                                           TERM OF                                            FUND FAMILY          OTHER
                          POSITION        OFFICE AND                                            COMPLEX        DIRECTORSHIPS
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)             OVERSEEN BY          HELD
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS                  TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson      Chairman of     Trustee       Chief Financial Officer, The Triumph         26      Director, The Triumph
(59)                     the Board       Since 1997    Group, Inc. (manufacturing) since 1992.              Group, Inc. since 1992.
                         and Lead                                                                           Trustee, PBHG Funds
                         Independent                                                                        since 1997.
                         Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards        Trustee         Trustee       Consultant, Syrus Associates (business       26      Trustee, Provident
(57)                                     since 1997    and marketing consulting firm) 1986-2002.            Investment Counsel Trust
                                                                                                            (investment company-5
                                                                                                            portfolios) 1992-2003.
                                                                                                            Trustee, EQ Advisors
                                                                                                            (investment company-37
                                                                                                            portfolios) since 1997.
                                                                                                            Trustee, PBHG Funds
                                                                                                            since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller         Trustee         Trustee       Senior Vice President, Cherry & Webb, CWT    26      Trustee, PBHG Funds
(70)                                     since 1997    Specialty Stores 1995-2000. Advisor and               since 1997.
                                                       Secretary,the Underwoman Shoppes, Inc.
                                                       (retail clothing Stores) 1980-2002.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS**
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock         President       President     President and Director, Pilgrim Baxter &
(48)                                     since 2003    Associates, Ltd. since July 2003. Chief
                                                       Executive Officer, Pilgrim Baxter &
                                                       Associates, Ltd., Trustee, PBHG Fund
                                                       Distributors, PBHG Shareholder Services
                                                       and PBHG Fund Services since November 2003.
                                                       President, PBHG Funds since November 2003.
                                                       Chief Operating Officer, Pilgrim Baxter
                                                       & Associates, Ltd. July 2003-March 2004.
                                                       President and Chief Executive Officer,
                                                       Transamerica Capital, Inc. 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings          Treasurer,      Treasurer,    Vice President, Pilgrim Baxter & Associates,
(40)                     Chief           Chief         Ltd. since 2001 and Sales and Marketing Director,
                         Financial       Financial     Pilgrim Baxter & Associates, Ltd. since 2004.
                         Officer,        Officer,      President, PBHG FundServices since December
                         Controller      Controller    1998. Treasurer, ChiefFinancial Officer and
                                         since 1997    Controller, PBHG Funds since March 1997.
                                                       President, PBHG Shareholder Services,
                                                       Inc. since 2001. President, PBHG Fund
                                                       Distributors 1999-2003. Vice President, PBHG
                                                       Fund Distributors, since March 2003. Treasurer,
                                                       PBHG Fund Services, 1996-1999. Director of
                                                       Mutual Fund Operations, Pilgrim Baxter &
                                                       Associates, Ltd., 1996-2001.
------------------------------------------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------



                                           TERM OF
                          POSITION        OFFICE AND
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr             Vice President  Vice          General Counsel and Secretary, Old Mutual Capital,
(42)                     and Secretary   President     Inc., since May 2004. Chief Operating Officer, Pilgrim
                                         and           Baxter & Associates, Ltd. since March 2004. Senior
                                         Secretary     Vice President, Pilgrim Baxter & Associates, Ltd., since
                                         since 1997    January 2001. General Counsel and Secretary, Pilgrim
                                                       Baxter & Associates, Ltd., since November 1996.
                                                       Vice President and Secretary, PBHG Funds since
                                                       March 1997. General Counsel and Secretary, Pilgrim
                                                       Baxter Value Investors, Inc., 1996-2002. General Counsel
                                                       and Secretary, PBHG Shareholder Services, since June 2001.
                                                       General Counsel and Secretary, PBHG Fund Services and
                                                       PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III   Vice President   Vice          Vice President and Assistant Secretary, PBHG Funds,
(44)                    and Assistant    President     since March 2002. Vice President, Deputy General
                        Secretary        and           Counsel and Assistant Secretary, Pilgrim Baxter &
                                         Assistant     Associates, Ltd., PBHG Fund Distributors and
                                         Secretary     PBHG Fund Services, since January 2004. Vice
                                         since 2002    President, Senior Legal Counsel and Assistant Secretary,
                                                       Pilgrim Baxter & Associates, Ltd., PBHG Fund
                                                       Distributors and PBHG Fund Services, 2001-2004.
                                                       Senior Counsel and Assistant Secretary, Pilgrim Baxter
                                                       Value Investors, Inc., 2001-2002. Director and Senior
                                                       Counsel, Merrill Lynch Investment Managers, L.P. and
                                                       Princeton Administrators, L.P. from September 1997
                                                       until December 2001 and holding various other
                                                       positions with these companies from 1991 to 1997;
                                                       Secretary of various Merrill Lynch and Mercury open-
                                                       end funds, as well as Somerset Exchange Fund and
                                                       The Europe Fund, Inc. until December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon          Vice            Vice          Chief Compliance Officer, Old Mutual Capital, Inc.,
(40)                     President       President     since May 2004. Vice President and Chief Compliance
                                         since 2001    Officer, Pilgrim Baxter & Associates, Ltd. since
                                                       April 2001. Chief Compliance Officer, PBHG Fund
                                                       Services, and PBHG Shareholder Services, and
                                                       Registered Principal, PBHG Fund Distributors, since
                                                       April 2001. Vice President, PBHG Insurance Series
                                                       Funds since April 2001. Chief Compliance Officer,
                                                       Pilgrim Baxter Value Investors, Inc., 2001-2002. Chief
                                                       Compliance Officer, Pilgrim Baxter Private Equity
                                                       Advisor, 2001-2003. Vice President and Deputy
                                                       Compliance Director, Delaware Investments, 1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner        Assistant       Assistant     Fund Administration Manager, Pilgrim Baxter &
(34)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2000    February 2000. Assistant Treasurer, PBHG Funds,
                                                       since December 2000. Fund Accounting Manager,
                                                       SEI Investments Mutual Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne       Assistant       Assistant     Fund Administration Associate, Pilgrim Baxter &
(31)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2001    August 2001. Assistant Treasurer, PBHG Funds,
                                                       since December 2001. Fund Accounting Supervisor,
                                                       PFPC, Inc., 1999-2001. Fund Accountant, PFPC,
                                                       Inc., 1998-1999.
------------------------------------------------------------------------------------------------------------------------------------

**Officer of the Trust until such time as his or her successor is duly elected and qualified.

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO


Dear Shareholder:

For the six months ended June 30, 2004, PBHG Select 20 Portfolio outperformed both the benchmark Russell 1000(R) Growth Index and the S&P 500 Index. The Portfolio's relative outperformance was driven by generally favorable stock selection and strong gains from several of our holdings in the services and technology sectors. For the six months ended June 30, 2004, PBHG Select 20 Portfolio returned at net asset value 7.03% versus the return of 2.74% for its benchmark, the Russell 1000(R) Growth Index, and 3.44% for the S&P 500 Index. Investors should keep in mind that past performance is no guarantee of future results and the investment return of the Portfolio will fluctuate.

PERFORMANCE DISCUSSION

Concerns over the economy, jobs, rising oil prices, terrorism and other geopolitical events all took center stage during the period, distracting investors from encouraging corporate news and other positive signals. Despite the choppy market environment during the past six months, several of our largest positions were able to post strong returns. On an overall basis, the technology sector was the big winner for the period, outpacing the Indices and helped further by our overweight position in the sector. One driving factor behind this strong relative outperformance was Yahoo!. Yahoo! posted strong revenues and profits due to the comeback of online advertisers and its ability to find new ways of monetizing its search engine capabilities. Another positive contributor was Symantec, particularly during the first half of the period. Best known for its Norton anti-virus brand, Symantec is a global market leader in Internet security. Its stock surged as consumers and businesses alike sought to protect themselves from a proliferation of Internet virus outbreaks in recent months.

Several of our holdings in the services sector also posted gains to the Portfolio. One such holding was Apollo Group. Apollo provides higher education programs to working adults and has seen demand for its services increase as jobseekers look to re-tool amid the recovering employment market. The company now runs 71 campuses and 121 learning centers in 37 states, Puerto Rico, and Vancouver, British Columbia. Another strong services holding was eBay, which continued its winning streak and was up significantly for the year-to-date. This outperformance was driven by the ongoing growth in their online auction business. While we do not believe eBay's stellar growth can continue into perpetuity, we feel that its brand name, first-to-market status, and ever increasing auction listings will continue to fuel the company's revenue and earnings growth into the near future.

While we were pleased with the performance of most of our holdings during the last six months, there were some disappointments. Among these were Intel and Nextel Communications. We sold our positions in UnitedHealth Group and Bed, Bath & Beyond during the period, replacing them with Goldman Sachs Group and Zimmer Holdings, respectively. We believe these new additions to the Portfolio to have stronger prospects for growth.

LOOKING FORWARD

The market has recently been focused on many negative macroeconomic factors, including rising oil prices, the threat of inflation, terrorism, and uncertainty in the presidential election race. This has been offset by the renewed strength in corporate profits for the last two quarters. In our opinion, what will move the market higher in the future is rising earnings rather than the expansion in price/earnings multiples from falling interest rates. Now that interest rates are generally anticipated to continue rising, we believe a stiff headwind has been created for the markets to advance despite surprisingly strong earnings and improved visibility. However, investors typically adjust to their new circumstances once the initial shock subsides. Now that the new environment has been assimilated, we believe investors can move forward.

June's disappointing job growth and emerging signs that profit growth could be slowing may add to investors' anxieties. If the economy is not improving as much as economists had hoped, businesses may become more reluctant to hire, which would only serve to exacerbate the lingering uncertainties. However, we continue to believe that rising reported earnings are what will drive the market for the foreseeable future. The fact remains that a combination of continued strong economic expansion and relatively low inflation would represent a positive environment for asset valuations.

Sincerely,

/S/MICHAEL S. SUTTON                                   /S/GREGORY P. CHODACZEK
Michael S. Sutton, CFA                                 Gregory P. Chodaczek
Portfolio Manager                                      Portfolio Manager

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO                                             (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN 1 AS OF JUNE 30, 2004
-----------------------------------------------------------------------------------------------------------------
                                                                    Annualized       Annualized     Annualized
                                                    One Year        Three Year        Five Year    Inception to
                                    Six Months 2     Return           Return           Return          Date 3
-----------------------------------------------------------------------------------------------------------------
PBHG Select 20 Portfolio               7.03%         23.21%           (5.17)%          (2.78)%         6.71%
-----------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUNDS THAT INVEST IN A LIMITED NUMBER OF SECURITIES MAY INVOLVE GREATER RISKS AND MORE PRICE VOLATILITY THAN FUNDS THAT DO NOT LIMIT THE NUMBER OF SECURITIES IN WHICH THEY INVEST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE LOWER OR HIGHER THAN SHOWN, IS AVAILABLE BY CALLING 1.888.724.4669.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN PBHG SELECT 20 PORTFOLIO VERSUS THE S&P 500 INDEX, THE RUSSELL 1000(R) GROWTH INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

                    [LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                           PBHG                   S&P                RUSSELL 1000(R)         LIPPER LARGE-CAP
                   SELECT 20 PORTFOLIO        500 INDEX 4            GROWTH INDEX 4       GROWTH FUNDS AVERAGE 5
9/25/97                   10000                  10000                  10000                       10000
9/30/97                    9980                  10033                  10009                       10000
10/31/97                   9610                   9698                   9630                        9650
11/30/97                   9660                  10147                  10039                        9847
12/31/97                  10030                  10321                  10152                        9981
1/31/98                   10200                  10435                  10455                       10125
2/28/98                   11330                  11188                  11242                       10936
3/31/98                   11970                  11761                  11690                       11464
4/30/98                   12210                  11879                  11852                       11639
5/31/98                   11940                  11675                  11515                       11342
6/30/98                   13150                  12149                  12221                       11996
7/31/98                   13220                  12020                  12140                       11876
8/31/98                   11020                  10282                  10318                        9955
9/30/98                   12600                  10941                  11110                       10617
10/31/98                  12850                  11831                  12003                       11312
11/30/98                  13750                  12548                  12917                       12080
12/31/98                  16300                  13271                  14081                       13325
1/31/99                   17690                  13826                  14908                       14153
2/28/99                   16510                  13396                  14227                       13606
3/31/99                   17930                  13932                  14976                       14383
4/30/99                   17270                  14472                  14996                       14513
5/31/99                   16700                  14130                  14535                       14090
6/30/99                   17870                  14914                  15553                       15075
7/31/99                   17410                  14448                  15058                       14656
8/31/99                   18150                  14377                  15305                       14643
9/30/99                   18760                  13983                  14983                       14520
10/31/99                  20820                  14868                  16115                       15507
11/30/99                  24841                  15170                  16984                       16371
12/31/99                  32701                  16063                  18750                       18323
1/31/2000                 31851                  15256                  17871                       17612
2/29/2000                 38221                  14967                  18745                       18749
3/31/2000                 39111                  16432                  20087                       19775
4/30/2000                 34651                  15937                  19131                       18701
5/31/2000                 30141                  15610                  18168                       17727
6/30/2000                 36131                  15995                  19544                       18908
7/31/2000                 35871                  15745                  18730                       18507
8/31/2000                 41091                  16723                  20425                       20039
9/30/2000                 37549                  15840                  18493                       18795
10/31/2000                33629                  15773                  17618                       17970
11/30/2000                25401                  14530                  15021                       15811
12/31/2000                24895                  14601                  14546                       15853
1/31/2001                 25454                  15119                  15551                       16233
2/28/2001                 20776                  13740                  12911                       14004
3/31/2001                 17373                  12870                  11506                       12674
4/30/2001                 19101                  13870                  12961                       13932
5/31/2001                 18890                  13963                  12770                       13821
6/30/2001                 18195                  13623                  12474                       13410
7/31/2001                 17426                  13489                  12163                       12979
8/31/2001                 15593                  12645                  11168                       11947
9/30/2001                 14107                  11623                  10053                       10803
10/31/2001                14889                  11845                  10581                       11235
11/30/2001                16147                  12754                  11597                       12249
12/31/2001                15892                  12865                  11575                       12288
1/31/2002                 14821                  12678                  11371                       12023
2/28/2002                 14396                  12433                  10899                       11520
3/31/2002                 14804                  12901                  11276                       11980
4/30/2002                 14379                  12119                  10355                       11187
5/31/2002                 13784                  12029                  10105                       10954
6/30/2002                 13002                  11172                   9170                       10088
7/31/2002                 11592                  10302                   8666                        9343
8/31/2002                 11524                  10369                   8692                        9377
9/30/2002                 10963                   9242                   7790                        8538
10/31/2002                11507                  10056                   8505                        9218
11/30/2002                11473                  10648                   8967                        9602
12/31/2002                10912                  10022                   8347                        8936
1/31/2003                 10674                   9759                   8145                        8750
2/28/2003                 10691                   9613                   8107                        8675
3/31/2003                 11116                   9706                   8258                        8843
4/30/2003                 11745                  10506                   8869                        9465
5/31/2003                 12356                  11059                   9312                        9925
6/30/2003                 12594                  11201                   9440                       10015
7/31/2003                 13189                  11398                   9675                       10287
8/31/2003                 13614                  11620                   9915                       10513
9/30/2003                 13019                  11497                   9809                       10317
10/31/2003                14175                  12147                  10360                       10927
11/30/2003                14396                  12254                  10469                       11007
12/31/2003                14498                  12897                  10831                       11315
1/31/2004                 14974                  13133                  11052                       11518
2/29/2004                 14770                  13316                  11122                       11576
3/31/2004                 14736                  13115                  10916                       11444
4/30/2004                 14277                  12909                  10789                       11196
5/31/2004                 15076                  13087                  10990                       11419
6/30/2004                 15518                  13341                  11127                       11579

1 The PBHG Select 20 Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Select 20 Portfolio should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed by the variable annuity provider. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the portfolio's investment objectives, risks, charges and expenses and should be read carefully and considered before investing.
2 The six month return has not been annualized.
3 PBHG Select 20 Portfolio commenced operations on September 25, 1997.
4 For more information on the S&P 500 Index and the Russell 1000(R) Growth Index
  please see the PBHG Disclosure Notes on page 71.
5 The chart assumes $10,000 invested in the Lipper Large-Cap Growth Funds
  Average at that month's end, September 30, 1997. For more information on the Lipper Large-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 71.

SECTOR WEIGHTINGS AT JUNE 30, 2004

[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

CONSUMER CYCLICAL           8%
FINANCIAL                   2%
HEALTH CARE                16%
SERVICES                   11%
TECHNOLOGY                 63%

% of Total Portfolio Investments in Common Stock

TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2004

Yahoo!                                            9.6%
Broadcom, Cl A                                    7.3%
Cisco Systems                                     7.2%
Symantec                                          6.3%
eBay                                              5.2%
Intel                                             5.0%
Nextel Communications, Cl A                       4.8%
Apollo Group, Cl A                                4.8%
Dell                                              4.7%
Teva Pharmaceutical Industries ADR                4.7%
------------------------------------------------------
COMBINED TOP TEN HOLDINGS AS A %
OF TOTAL PORTFOLIO INVESTMENTS IN
COMMON STOCK                                     59.6%

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

STATEMENT OF NET ASSETS
AS OF JUNE 30, 2004 (UNAUDITED)


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.4%
CONSUMER CYCLICAL -- 7.9%
ENTERTAINMENT SOFTWARE -- 4.1%
Electronic Arts*                       96,600       $   5,270
                                                    ---------
                                                        5,270
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 3.8%
Staples                               167,600           4,912
                                                    ---------
                                                        4,912
                                                    ---------
TOTAL CONSUMER CYCLICAL (COST $9,184)                  10,182
                                                    ---------
--------------------------------------------------------------------------------
FINANCIAL -- 2.0%
FINANCE-INVESTMENT BANKER/BROKER -- 2.0%
Goldman Sachs Group                    28,200           2,655
                                                    ---------
                                                        2,655
                                                    ---------
TOTAL FINANCIAL (COST $2,999)                           2,655
                                                    ---------
--------------------------------------------------------------------------------
HEALTH CARE -- 15.7%
MEDICAL INSTRUMENTS -- 4.2%
Boston Scientific*                    126,200           5,401
                                                    ---------
                                                        5,401
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 3.9%
Zimmer Holdings*                       58,100           5,124
                                                    ---------
                                                        5,124
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 2.9%
Amgen*                                 68,900           3,760
                                                    ---------
                                                        3,760
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 4.7%
Teva Pharmaceutical Industries ADR     91,000           6,123
                                                    ---------
                                                        6,123
                                                    ---------
TOTAL HEALTH CARE (COST $15,905)                       20,408
                                                    ---------
--------------------------------------------------------------------------------
SERVICES -- 10.0%
E-COMMERCE/SERVICES -- 5.2%
eBay*                                  73,500           6,758
                                                    ---------
                                                        6,758
--------------------------------------------------------------------------------
SCHOOLS -- 4.8%
Apollo Group, Cl A*                    70,300           6,207
                                                    ---------
                                                        6,207
                                                    ---------
TOTAL SERVICES (COST $7,413)                           12,965
                                                    ---------

--------------------------------------------------------------------------------
                                    Shares/Face      Market
Description                        Amount (000)    Value (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 60.8%
APPLICATIONS SOFTWARE -- 4.5%
Microsoft                             204,300       $   5,835
                                                    ---------
                                                        5,835
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 4.8%
Nextel Communications, Cl A*          235,100           6,268
                                                    ---------
                                                        6,268
--------------------------------------------------------------------------------
COMPUTERS -- 4.7%
Dell*                                 171,100           6,129
                                                    ---------
                                                        6,129
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 3.7%
Flextronics International*            298,200           4,756
                                                    ---------
                                                        4,756
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 16.2%
Broadcom, Cl A*                       202,900           9,490
Intel                                 236,000           6,514
Xilinx*                               150,200           5,003
                                                    ---------
                                                       21,007
--------------------------------------------------------------------------------
INTERNET SECURITY -- 6.4%
Symantec*                             188,400           8,248
                                                    ---------
                                                        8,248
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 7.2%
Cisco Systems*                        396,200           9,390
                                                    ---------
                                                        9,390
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 9.6%
Yahoo!*                               344,000          12,498
                                                    ---------
                                                       12,498
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 3.7%
Qualcomm                               65,000           4,744
                                                    ---------
                                                        4,744
                                                    ---------
TOTAL TECHNOLOGY (COST $56,972)                        78,875
                                                    ---------
TOTAL COMMON STOCK (COST $92,473)                     125,085
                                                    ---------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.2%
Deutsche Bank
   1.37%, dated 06/30/04, to be
   repurchased on 07/01/04,
   repurchase price $2,728,370
   (collateralized by various
   U.S. Government Obligations:
   total market value $2,787,611) (A)$   2,728          2,728
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO


--------------------------------------------------------------------------------
                                       Face          Market
Description                         Amount (000)   Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
Morgan Stanley
   1.40%, dated 06/30/04, to be
   repurchased on 07/01/04,
   repurchase price $2,728,372
   (collateralized by various
   U.S. Government Obligations:
   total market value $2,799,603) (A)  $2,728       $   2,728
                                                    ---------
TOTAL REPURCHASE AGREEMENTS (COST $5,456)               5,456
                                                    ---------
TOTAL INVESTMENTS-- 100.6% (COST $97,929)             130,541
                                                    ---------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.6%)
Payable for investment advisory fees                      (89)
Payable for administrative fees                           (16)
Payable for trustees' fees                                 (6)
Other assets and liabilities, net                        (707)
                                                    ---------
TOTAL OTHER ASSETS AND LIABILITIES                       (818)
                                                    ---------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value, unlimited
   authorization) based on 14,213,244
   outstanding shares of beneficial interest          343,575
Accumulated net investment loss                          (640)
Accumulated net realized loss on investments         (245,824)
Net unrealized appreciation on investments             32,612
                                                    ---------
TOTAL NET ASSETS-- 100.0%                           $ 129,723
                                                    ---------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $9.13
                                                    ---------

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

STATEMENT OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
INVESTMENT INCOME:
     Dividends.................................................................        $ 94
     Interest..................................................................          21
     Less: Foreign Taxes Withheld..............................................          (3)
                                                                                   --------
        Total Investment Income................................................         112
                                                                                   --------
EXPENSES:
     Investment Advisory Fees..................................................         576
     Administrative Fees.......................................................         102
     Trustees' Fees............................................................          12
     Printing Fees.............................................................          24
     Professional Fees.........................................................          20
     Transfer Agent Fees.......................................................          12
     Custodian Fees............................................................           4
     Other Fees................................................................           2
                                                                                   --------
          Total Expenses.......................................................         752
                                                                                   --------
NET INVESTMENT LOSS............................................................        (640)
                                                                                   --------
Net Realized Gain from Security Transactions...................................       9,775
Net Change in Unrealized Appreciation on Investments...........................         148
                                                                                   --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS................................       9,923
                                                                                   --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................    $  9,283
                                                                                   --------

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED) AND THE YEAR ENDED
DECEMBER 31, 2003, RESPECTIVELY

                                                                                       01/01/04           01/01/03
                                                                                           to                 to
                                                                                       06/30/04           12/31/03
                                                                                       --------           --------
INVESTMENT ACTIVITIES:
   Net Investment Loss...........................................................       $ (640)          $ (1,215)
   Net Realized Gain from Security Transactions..................................        9,775             15,630
   Net Change in Unrealized Appreciation on Investments .........................          148             32,645
                                                                                      --------           --------
   Net Increase in Net Assets Resulting from Operations..........................        9,283             47,060
                                                                                      --------           --------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued.................................................................        --                22,754
   Shares Redeemed...............................................................      (33,200)           (69,263)
                                                                                      --------           --------
   Decrease in Net Assets Derived from Capital Share Transactions................      (33,200)           (46,509)
                                                                                      --------           --------
       Total Increase (Decrease) in Net Assets...................................      (23,917)               551
                                                                                      --------           --------
NET ASSETS:
   Beginning of Period...........................................................      153,640            153,089
                                                                                      --------           --------
   End of Period.................................................................     $129,723           $153,640
                                                                                      --------           --------
   Accumulated Net Investment Loss...............................................       $ (640)            $ --
                                                                                      --------           --------
SHARES ISSUED AND REDEEMED:
   Shares Issued.................................................................        --                 3,202
   Shares Redeemed...............................................................       (3,796)            (9,021)
                                                                                      --------           --------
   Net Decrease in Shares Outstanding............................................       (3,796)            (5,819)
                                                                                      --------           --------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD





                                      Net
            Net                  Realized and                                                      Net
           Asset                  Unrealized                   Distributions                      Asset
          Value,         Net       Gains or         Total          from                          Value,
         Beginning   Investment     Losses          from          Capital            Total         End         Total
         of Period      Loss     on Securities   Operations        Gains         Distributions  of Period     Return
------------------------------------------------------------------------------------------------------------------------
  2004**   $ 8.53      $(0.04) 1    $ 0.64         $ 0.60           --                --         $ 9.13        7.03%+
  2003       6.42       (0.05) 1      2.16           2.11           --                --           8.53       32.87%
  2002       9.35       (0.05)       (2.88)         (2.93)          --                --           6.42      (31.34)%
  2001      23.63       (0.01)       (9.30)         (9.31)       $(4.97)           $(4.97)         9.35      (36.17)%
  2000      32.70       (0.09)       (7.12)         (7.21)        (1.86)            (1.86)        23.63      (23.87)%
  1999      16.30       (0.08)       16.48          16.40           --                --          32.70      100.61%




                                                                                 Ratio
                                                                                 of Net
                                               Ratio             Ratio          Investment
                Net                           of Net           of Expenses         Loss
              Assets,        Ratio          Investment         to Average       to Average
                End       of Expenses          Loss            Net Assets       Net Assets       Portfolio
             of Period    to Average        to Average         (Excluding       (Excluding        Turnover
               (000)      Net Assets        Net Assets          Waivers)         Waivers)           Rate
-------------------------------------------------------------------------------------------------------------
  2004**     $129,723        1.11%*           (0.95)%*           1.11%*           (0.95)%*          27.09%+
  2003        153,640        1.09%            (0.73)%            1.09%            (0.73)%           92.66%
  2002        153,089        1.08%            (0.42)%            1.08%            (0.42)%          164.94%
  2001        304,029        1.04%            (0.23)%            1.04%            (0.23)%          142.88%
  2000        669,739        1.02%            (0.33)%            1.02%            (0.33)%          138.94%
  1999        753,572        1.05%            (0.46)%            1.05%            (0.46)%          139.05%

 * Annualized.
** For the six month period ended June 30, 2004 (Unaudited).
 + Total return and portfolio turnover have not been annualized.
 1 Per share calculations were performed using average shares for the period.

  Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2004 (UNAUDITED)

1.  ORGANIZATION

PBHG Select 20 Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), the PBHG Stable Value Portfolio (the "Stable Value Portfolio") and the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio, the Small Cap Portfolio or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objective, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2004, 89% and 10%, respectively, of the outstanding shares of the Portfolio were held by the separate accounts of two participating insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. PBHG Fund Services (the"Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

COMPENSATING BALANCES -- If the Portfolio has a cash overdraft in excess of $100,000, it is required to leave 112% in compensating balance with Wachovia Bank, National Association, the custodian of the Portfolio, on the following day. If the Portfolio has a positive cash balance in excess of $100,000, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. Certain prior year amounts have been reclassified to conform to current year presentation.

DIRECTED BROKERAGE -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolio. Directed brokerage arrangements are reported as realized gains of the Portfolio. During the six month period ended June 30, 2004, the Portfolio received no cash under these arrangements.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter" or the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. No amounts have been recaptured by the Adviser during the six month period ended June 30, 2004.

PBHG Fund Services, an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc., parent company of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid a portion of the Administrator's fee equal to the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

Certain officers and trustees of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2004, amounted to $35,264,875 and $58,627,213, respectively.

5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

No dividends or distributions were declared during the years ended December 31, 2003 and 2002, respectively.

As of December 31, 2003, the components of accumulated losses were as follows
(000):

Capital loss carryforwards expiring:

        December 2009                           $(172,674)
        December 2010                             (82,021)
Unrealized appreciation                            31,560
                                                ---------
                                                $(223,135)
                                                =========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years.

During the year ended December 31, 2003, the Portfolio utilized $7,302 (000) of capital loss carryforwards to offset net realized capital gains.

At June 30, 2004, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2004 were as follows
(000):
        FEDERAL                                       NET
          TAX      UNREALIZED      UNREALIZED     UNREALIZED
         COST     APPRECIATION    DEPRECIATION   APPRECIATION
        --------  -------------   -------------  -------------
        $97,929      $33,937        $(1,325)        $32,612

6.  CONCENTRATIONS/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors. In addition, the Portfolio is concentrated, which means it will invest 25% or more of its total assets in specific industries.

7.  LINE OF CREDIT

Until June 3, 2004, the Portfolio was able to borrow an amount up to its prospectus- defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at June 30, 2004, or at any time during the six month period ended June 30, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.

8.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds and PBHG Insurance Series Fund (together, the "Trusts"), on behalf of each series portfolio of the Trusts (the "Funds") a Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and Pilgrim Baxter.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending arrangement at June 30, 2004 or at any time during the six month period ended June 30, 2004.

9.  SETTLEMENTS AND PENDING LITIGATION

On June 21, 2004, Pilgrim Baxter entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all charges related to "market timing" activity in the PBHG Funds. In the settlements, Pilgrim Baxter, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements require Pilgrim Baxter to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all of the Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the next five years. Pilgrim Baxter, and not the Fund or the Fund's shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties, and associated fees related to these regulatory proceedings.

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

Pilgrim Baxter has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees.

The settlements require Pilgrim Baxter to operate in accordance with enhanced corporate governance policies and practices.

Further information regarding the specific details set forth in the settlement agreements is set forth under "Settlements and Pending Litigation" in the Fund's statements of additional information.

We understand that to date the SEC and NYAG have not settled the action they brought against Pilgrim Baxter's former principals relating to "market timing" activities. The former principals have not been associated with Pilgrim Baxter since November 2003, and Pilgrim Baxter cannot comment on the outcome of the charges against these individuals or the resulting impact of any potential future settlement on the PBHG Funds.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class actions and shareholder derivative suits, have been filed against certain PBHG Funds portfolios, Pilgrim Baxter and certain related parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits have been filed in Federal and state courts and seek such remedies as compensatory damages, restitution, rescission, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorneys' and experts' fees.

On February 20, 2004, the Federal Multi-District Litigation Panel (the "Panel") issued an order centralizing hundreds of cases involving allegations of market timing and/or late trading in the mutual fund industry for administration in the District of Maryland. All of the cases brought against Pilgrim Baxter have been designated as "tag-along" cases and have been transferred to the U.S. District Court for the District of Maryland.

More detailed information regarding the lawsuits is provided in the Fund's statements of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against PBHG Funds, Pilgrim Baxter and related parties in the future. Information about any similar lawsuits will be provided for in the Fund's prospectuses or statements of additional information.

Any potential resolution of these lawsuits may include, but not be limited to, judgments or settlements for damages against Pilgrim Baxter, the Fund or any named defendant. In the event the Fund incurs any losses, costs or expenses in connection with such lawsuits, the Fund's Board of Trustees may pursue claims on behalf of the affected Fund portfolios against any party that may have liability to the Fund in respect thereof.

On May 20, 2004, Olga Menyhart, who claims to be a shareholder of the PBHG Growth Fund and PBHG Emerging Growth Fund (the "Affected Portfolios"), filed suit in the United States District Court for the Middle District of Florida against Pilgrim Baxter, PBHG Fund Distributors, the Fund's distributor, and PBHG Fund Services, the Fund's administrator (together, Pilgrim Baxter, PBHG Fund Distributors and PBHG Fund Services are the "Pilgrim Baxter Entities"). The action is a derivative action brought by the plaintiff on behalf of the Affected Portfolios pursuant to Sections 36(b) and 12(b) under the Investment Company Act of 1940, as amended (the "1940 Act"). The complaint alleges the Pilgrim Baxter Entities received fees under the PBHG Funds' investment advisory agreements and the PBHG Funds' 12b-1 Plans in violation of Sections 12(b) and 36(b) under the 1940 Act. The plaintiff is seeking to (i) rescind the PBHG Funds' investment advisory agreements with Pilgrim Baxter and the PBHG Funds' 12b-1 Plans; (ii) to recover either the total fees charged by the Pilgrim Baxter Entities or excess profits received by the Pilgrim Baxter Entities; and/or (iii) recover other excessive compensation received by, or improper payments wrongfully retained by, the Pilgrim Baxter Entities in breach of their fiduciary duties under the 1940 Act.
                                       70

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER LARGE-CAP GROWTH FUNDS AVERAGE (THE "AVERAGE") represents 653 mutual funds classified by Lipper, Inc. in the Large-Cap Growth category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDICES

The RUSSELL 1000(R) GROWTH INDEX is an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Russell 1000(R) Growth Index and the S&P 500 Index (the "Indices") and the Average are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Indices and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Indices and/or Average is not possible.

                                       71

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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004


The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, another registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Portfolio's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-347-9256.

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                              IN THE PBHG
                                           TERM OF                                            FUND FAMILY          OTHER
                          POSITION        OFFICE AND                                            COMPLEX        DIRECTORSHIPS
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)             OVERSEEN BY          HELD
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS                  TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson      Chairman of     Trustee       Chief Financial Officer, The Triumph         26      Director, The Triumph
(59)                     the Board       Since 1997    Group, Inc. (manufacturing) since 1992.              Group, Inc. since 1992.
                         and Lead                                                                           Trustee, PBHG Funds
                         Independent                                                                        since 1997.
                         Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards        Trustee         Trustee       Consultant, Syrus Associates (business       26      Trustee, Provident
(57)                                     since 1997    and marketing consulting firm) 1986-2002.            Investment Counsel Trust
                                                                                                            (investment company-5
                                                                                                            portfolios) 1992-2003.
                                                                                                            Trustee, EQ Advisors
                                                                                                            (investment company-37
                                                                                                            portfolios) since 1997.
                                                                                                            Trustee, PBHG Funds
                                                                                                            since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller         Trustee         Trustee       Senior Vice President, Cherry & Webb, CWT    26      Trustee, PBHG Funds
(70)                                     since 1997    Specialty Stores 1995-2000. Advisor and               since 1997.
                                                       Secretary,the Underwoman Shoppes, Inc.
                                                       (retail clothing Stores) 1980-2002.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS**
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock         President       President     President and Director, Pilgrim Baxter &
(48)                                     since 2003    Associates, Ltd. since July 2003. Chief
                                                       Executive Officer, Pilgrim Baxter &
                                                       Associates, Ltd., Trustee, PBHG Fund
                                                       Distributors, PBHG Shareholder Services
                                                       and PBHG Fund Services since November 2003.
                                                       President, PBHG Funds since November 2003.
                                                       Chief Operating Officer, Pilgrim Baxter
                                                       & Associates, Ltd. July 2003-March 2004.
                                                       President and Chief Executive Officer,
                                                       Transamerica Capital, Inc. 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings          Treasurer,      Treasurer,    Vice President, Pilgrim Baxter & Associates,
(40)                     Chief           Chief         Ltd. since 2001 and Sales and Marketing Director,
                         Financial       Financial     Pilgrim Baxter & Associates, Ltd. since 2004.
                         Officer,        Officer,      President, PBHG FundServices since December
                         Controller      Controller    1998. Treasurer, ChiefFinancial Officer and
                                         since 1997    Controller, PBHG Funds since March 1997.
                                                       President, PBHG Shareholder Services,
                                                       Inc. since 2001. President, PBHG Fund
                                                       Distributors 1999-2003. Vice President, PBHG
                                                       Fund Distributors, since March 2003. Treasurer,
                                                       PBHG Fund Services, 1996-1999. Director of
                                                       Mutual Fund Operations, Pilgrim Baxter &
                                                       Associates, Ltd., 1996-2001.
------------------------------------------------------------------------------------------------------------------------------------

                                       72

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------



                                           TERM OF
                          POSITION        OFFICE AND
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr             Vice President  Vice          General Counsel and Secretary, Old Mutual Capital,
(42)                     and Secretary   President     Inc., since May 2004. Chief Operating Officer, Pilgrim
                                         and           Baxter & Associates, Ltd. since March 2004. Senior
                                         Secretary     Vice President, Pilgrim Baxter & Associates, Ltd., since
                                         since 1997    January 2001. General Counsel and Secretary, Pilgrim
                                                       Baxter & Associates, Ltd., since November 1996.
                                                       Vice President and Secretary, PBHG Funds since
                                                       March 1997. General Counsel and Secretary, Pilgrim
                                                       Baxter Value Investors, Inc., 1996-2002. General Counsel
                                                       and Secretary, PBHG Shareholder Services, since June 2001.
                                                       General Counsel and Secretary, PBHG Fund Services and
                                                       PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III   Vice President   Vice          Vice President and Assistant Secretary, PBHG Funds,
(44)                    and Assistant    President     since March 2002. Vice President, Deputy General
                        Secretary        and           Counsel and Assistant Secretary, Pilgrim Baxter &
                                         Assistant     Associates, Ltd., PBHG Fund Distributors and
                                         Secretary     PBHG Fund Services, since January 2004. Vice
                                         since 2002    President, Senior Legal Counsel and Assistant Secretary,
                                                       Pilgrim Baxter & Associates, Ltd., PBHG Fund
                                                       Distributors and PBHG Fund Services, 2001-2004.
                                                       Senior Counsel and Assistant Secretary, Pilgrim Baxter
                                                       Value Investors, Inc., 2001-2002. Director and Senior
                                                       Counsel, Merrill Lynch Investment Managers, L.P. and
                                                       Princeton Administrators, L.P. from September 1997
                                                       until December 2001 and holding various other
                                                       positions with these companies from 1991 to 1997;
                                                       Secretary of various Merrill Lynch and Mercury open-
                                                       end funds, as well as Somerset Exchange Fund and
                                                       The Europe Fund, Inc. until December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon          Vice            Vice          Chief Compliance Officer, Old Mutual Capital, Inc.,
(40)                     President       President     since May 2004. Vice President and Chief Compliance
                                         since 2001    Officer, Pilgrim Baxter & Associates, Ltd. since
                                                       April 2001. Chief Compliance Officer, PBHG Fund
                                                       Services, and PBHG Shareholder Services, and
                                                       Registered Principal, PBHG Fund Distributors, since
                                                       April 2001. Vice President, PBHG Insurance Series
                                                       Funds since April 2001. Chief Compliance Officer,
                                                       Pilgrim Baxter Value Investors, Inc., 2001-2002. Chief
                                                       Compliance Officer, Pilgrim Baxter Private Equity
                                                       Advisor, 2001-2003. Vice President and Deputy
                                                       Compliance Director, Delaware Investments, 1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner        Assistant       Assistant     Fund Administration Manager, Pilgrim Baxter &
(34)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2000    February 2000. Assistant Treasurer, PBHG Funds,
                                                       since December 2000. Fund Accounting Manager,
                                                       SEI Investments Mutual Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne       Assistant       Assistant     Fund Administration Associate, Pilgrim Baxter &
(31)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2001    August 2001. Assistant Treasurer, PBHG Funds,
                                                       since December 2001. Fund Accounting Supervisor,
                                                       PFPC, Inc., 1999-2001. Fund Accountant, PFPC,
                                                       Inc., 1998-1999.
------------------------------------------------------------------------------------------------------------------------------------

**Officer of the Trust until such time as his or her successor is duly elected and qualified.

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

Dear Shareholder:

The first half of 2004 saw improving economic data, better employment figures and strong corporate earnings. Despite these positives, investors appeared to be more preoccupied with rising oil prices, the increased threat of inflation and geopolitical concerns. As a result, the market was caught in a sideways pattern for most of the period. For the six-month period, PBHG Small Cap Portfolio posted a positive gain, yet still underperformed its benchmark, the Russell 2000(R) Index. For the six months ended June 30, 2004, PBHG Small Cap Portfolio returned at net asset value 3.43% versus the return of 6.76% for its benchmark, the Russell 2000(R) Index. Investors should keep in mind that past performance is no guarantee of future results and the investment return of the Portfolio will fluctuate.

PERFORMANCE DISCUSSION

Most of our underperformance relative to the benchmark for the six month period can be attributed primarily to one industry - broadcasting. During a majority of the period we remained overweight in this segment. We felt the near term fundamentals of these companies were still showing signs of strength, leading us to believe they warranted a much higher valuation. Clearly this theory cost us performance as radio/TV-broadcasting holdings such as Emmis Communications, Sinclair Broadcasting and Westwood One all negatively impacted Portfolio returns. These broadcasting companies were also hurt by the expected rebound in advertising that did not materialize to the extent we had originally anticipated. The weak advertising market was particularly vexing given the strong economy and improvement in the labor markets. We believe the upcoming Olympic Games and the much increased political ad spending as we head towards the November presidential election should benefit our holdings in this area in the upcoming months. We were also hurt by our lack of exposure to casino and video gaming stocks.

Although our overweight position in energy stock hurt relative performance early in the period, it later proved beneficial as oil and gas commodity prices remained stubbornly high. Some of our energy holdings including Massey Energy, a coal company, Lone Star Technologies, an equipment supplier to oil and gas drillers, and Atwood Oceanics, an offshore oil and gas driller, posted strong results and benefited from continued high oil and natural gas commodity prices. We continue to like the long-term fundamentals that are found in the energy sector and expect commodity prices to remain high.

Our overweight position in the financial sector boosted Portfolio returns, aided by some strong stock selection in this area. In particular, Countrywide Financial and Genworth Financial performed well over the period. Being underweight relative to the benchmark in the services sector also made positive contributions to performance.

LOOKING FORWARD

Going forward, we expect modest gains for U.S. equity markets. Economic growth has continued at a strong, albeit slower pace than the second half of 2003. We believe valuations for the broader indices appear reasonable given the current interest rate environment. The biggest risk to this scenario, in our view, would be a rapid rise in interest rates. This would put pressure on the earnings of many financial companies as well as lower the valuation of the overall market. In our opinion, no one sector of the market looks particularly attractive or unattractive at this point. However, we will continue to apply our investment process and own companies that we believe have attractive growth rates and are trading at reasonable valuations.
Sincerely,

/S/JEROME J. HEPPELMANN                             /S/JAMES B. BELL, III

Jerome J. Heppelmann, CFA                           James B. Bell, III, CFA
Portfolio Manager                                   Portfolio Manager

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO                                             (UNAUDITED)

------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN 1 AS OF JUNE 30, 2004
------------------------------------------------------------------------------------------------------
                                                          Annualized      Annualized     Annualized
                                             One Year     Three Year       Five Year    Inception to
                              Six Months 2    Return        Return          Return         Date 3
------------------------------------------------------------------------------------------------------
PBHG Small Cap Portfolio         3.43%        26.42%         0.19%           9.97%         10.34%
------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUNDS THAT INVEST IN SMALLER CAPITALIZATION COMPANIES INVOLVE GREATER RISK AND PRICE VOLATILITY THAN FUNDS THAT INVEST IN LARGER, MORE ESTABLISHED COMPANIES. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE LOWER OR HIGHER THAN SHOWN, IS AVAILABLE BY CALLING 1.888.724.4669.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN PBHG SMALL CAP PORTFOLIO VERSUS THE RUSSELL 2000(R) INDEX AND THE LIPPER SMALL-CAP CORE FUNDS AVERAGE

                    [LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                           PBHG                   RUSSELL              LIPPER SMALL-CAP
                    SMALL CAP PORTFOLIO         2000(R) INDEX 4       CORE FUNDS AVERAGE 5
10/28/97                  10000                    10000                    10000
10/31/97                  10050                    10095                    10000
11/30/97                  10060                    10030                     9918
12/31/97                  10480                    10205                    10024
1/31/98                   10630                    10044                     9856
2/28/98                   11250                    10787                    10558
3/31/98                   11950                    11232                    11043
4/30/98                   12230                    11294                    11130
5/31/98                   11590                    10685                    10602
6/30/98                   11520                    10708                    10506
7/31/98                   10995                     9841                     9761
8/31/98                    8812                     7930                     7894
9/30/98                    9233                     8551                     8228
10/31/98                  10064                     8899                     8568
11/30/98                  10805                     9366                     9043
12/31/98                  11626                     9945                     9519
1/31/99                   11286                    10077                     9432
2/28/99                   10424                     9261                     8724
3/31/99                   10064                     9406                     8705
4/30/99                   10755                    10249                     9424
5/31/99                   11446                    10398                     9686
6/30/99                   11987                    10869                    10213
7/31/99                   12127                    10570                    10132
8/31/99                   11906                    10179                     9782
9/30/99                   11806                    10181                     9712
10/31/99                  11526                    10223                     9678
11/30/99                  12097                    10833                    10216
12/31/99                  13479                    12059                    11046
1/31/2000                 13479                    11866                    10775
2/29/2000                 15712                    13825                    11880
3/31/2000                 16723                    12914                    12047
4/30/2000                 15862                    12137                    11655
5/31/2000                 15932                    11429                    11252
6/30/2000                 17484                    12425                    12012
7/31/2000                 17003                    12026                    11816
8/31/2000                 18666                    12943                    12783
9/30/2000                 18421                    12563                    12532
10/31/2000                17621                    12002                    12220
11/30/2000                16269                    10770                    11243
12/31/2000                18349                    11695                    12315
1/31/2001                 19087                    12304                    12877
2/28/2001                 18134                    11497                    12245
3/31/2001                 17232                    10934                    11690
4/30/2001                 18503                    11790                    12609
5/31/2001                 19046                    12079                    13058
6/30/2001                 19168                    12496                    13395
7/31/2001                 18892                    11820                    13066
8/31/2001                 18451                    11438                    12723
9/30/2001                 15595                     9899                    11167
10/31/2001                16758                    10478                    11732
11/30/2001                18330                    11289                    12522
12/31/2001                19462                    11986                    13306
1/31/2002                 18739                    11861                    13237
2/28/2002                 18121                    11536                    13030
3/31/2002                 19452                    12463                    14041
4/30/2002                 19001                    12577                    14203
5/31/2002                 18152                    12019                    13711
6/30/2002                 16821                    11422                    13022
7/31/2002                 13792                     9697                    11258
8/31/2002                 14190                     9672                    11289
9/30/2002                 13247                     8978                    10487
10/31/2002                13461                     9266                    10749
11/30/2002                14228                    10092                    11506
12/31/2002                13407                     9531                    11038
1/31/2003                 12949                     9267                    10722
2/28/2003                 12491                     8987                    10377
3/31/2003                 12704                     9102                    10470
4/30/2003                 13876                     9966                    11377
5/31/2003                 15059                    11035                    12435
6/30/2003                 15251                    11235                    12746
7/31/2003                 15880                    11938                    13401
8/31/2003                 16562                    12485                    14018
9/30/2003                 16082                    12254                    13796
10/31/2003                17532                    13284                    14925
11/30/2003                18107                    13755                    15474
12/31/2003                18640                    14034                    15872
1/31/2004                 19173                    14644                    16413
2/29/2004                 19482                    14775                    16667
3/31/2004                 19472                    14913                    16807
4/30/2004                 18736                    14152                    16157
5/31/2004                 18843                    14378                    16317
6/30/2004                 19280                    14983                    17004

1 The PBHG Small Cap Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Small Cap Portfolio should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. Securities of small and medium sized companies involve greater risk and price volatility than larger, more established companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed by the variable annuity provider. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the portfolio's investment objectives, risks, charges and expenses and should be read carefully and considered before investing.
2 The six month return has not been annualized.
3 The PBHG Small Cap Portfolio commenced operations on October 28, 1997.
4 For more information on the Russell 2000(R) Index please see the PBHG
  Disclosure Notes on page 87.
5 The chart assumes $10,000 invested in the Lipper Small-Cap Core Funds Average at that month's end, October 31, 1997. For more information on the Lipper Small-Cap Core Funds Average please see the PBHG Disclosure Notes on page 87.

SECTOR WEIGHTINGS AT JUNE 30, 2004

[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

BASIC MATERIALS                    2%
CONSUMER CYCLICAL                 23%
ENERGY                            14%
FINANCIAL                         18%
HEALTH CARE                        9%
INDUSTRIAL                         8%
SERVICES                           7%
TECHNOLOGY                        16%
TRANSPORTATION                     2%
UTILITIES                          1%

% of Total Portfolio Investments in Common Stock

TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2004

Meristar Hospitality                              2.6%
Too                                               2.4%
Sinclair Broadcast Group, Cl A                    2.2%
Lone Star Technologies                            1.8%
Emmis Communications, Cl A                        1.7%
Frontier Oil                                      1.7%
Core Laboratories                                 1.7%
PDI                                               1.7%
Olin                                              1.7%
Spanish Broadcasting System, Cl A                 1.6%
------------------------------------------------------
COMBINED TOP TEN HOLDINGS AS A %
OF TOTAL PORTFOLIO INVESTMENTS IN
COMMON STOCK                                     19.1%

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

STATEMENT OF NET ASSETS
AS OF JUNE 30, 2004 (UNAUDITED)


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.6%
BASIC MATERIALS -- 1.7%
CHEMICALS-DIVERSIFIED -- 1.7%
Olin                                  155,300      $    2,736
                                                   ----------
                                                        2,736
                                                   ----------
TOTAL BASIC MATERIALS (COST $2,608)                     2,736
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 22.2%
BROADCAST SERVICES/PROGRAMMING -- 0.5%
Gray Television                        61,500             854
                                                   ----------
                                                          854
--------------------------------------------------------------------------------
CABLE TV -- 2.0%
Insight Communications, Cl A*          95,100             881
Mediacom Communications, Cl A*        298,400           2,333
                                                   ----------
                                                        3,214
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.8%
Bell Microproducts*                   159,000           1,286
                                                   ----------
                                                        1,286
--------------------------------------------------------------------------------
MULTIMEDIA -- 1.1%
Entravision Communications, Cl A*     241,400           1,854
                                                   ----------
                                                        1,854
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 1.4%
Scholastic*                            74,700           2,237
                                                   ----------
                                                        2,237
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 1.4%
Journal Register*                     111,800           2,236
                                                   ----------
                                                        2,236
--------------------------------------------------------------------------------
RADIO -- 5.7%
Cumulus Media, Cl A*                   80,400           1,352
Emmis Communications, Cl A*           136,700           2,868
Radio One, Cl A*                      153,100           2,466
Spanish Broadcasting System, Cl A*    281,400           2,620
                                                   ----------
                                                        9,306
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 3.8%
Charming Shoppes*                     170,600           1,523
Mothers Work*                          40,000             823
Too*                                  234,700           3,920
                                                   ----------
                                                        6,266
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 1.0%
Dillard's, Cl A                        75,800           1,690
                                                   ----------
                                                        1,690
--------------------------------------------------------------------------------
RETAIL-SPORTING GOODS -- 0.5%
Cabela's*                              14,300             385
Gander Mountain*                       22,900             526
                                                   ----------
                                                          911

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
TELEVISION -- 3.0%
Lin TV, Cl A*                          57,000   $       1,209
Sinclair Broadcast Group, Cl A*       359,900           3,696
                                                   ----------
                                                        4,905
--------------------------------------------------------------------------------
TOYS -- 1.0%
Leapfrog Enterprises*                  83,900           1,669
                                                   ----------
                                                        1,669
                                                   ----------
TOTAL CONSUMER CYCLICAL (COST $35,962)                 36,428
                                                   ----------
--------------------------------------------------------------------------------
ENERGY -- 13.5%
COAL -- 1.0%
Massey Energy                          60,900           1,718
                                                   ----------
                                                        1,718
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 1.3%
Atlas America*                         17,200             344
Atwood Oceanics*                       41,700           1,741
                                                   ----------
                                                        2,085
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 2.1%
Range Resources                        99,600           1,454
Stone Energy*                          23,000           1,051
Vintage Petroleum                      60,300           1,023
                                                   ----------
                                                        3,528
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 3.1%
Grant Prideco*                        113,600           2,097
Lone Star Technologies*               106,000           2,921
                                                   ----------
-                                                       5,018
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 1.7%
Frontier Oil                          135,100           2,863
                                                   ----------
                                                        2,863
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 4.3%
Cal Dive International*                79,000           2,395
Core Laboratories*                    120,800           2,779
W-H Energy Services*                   92,500           1,813
                                                   ----------
                                                        6,987
                                                   ----------
TOTAL ENERGY (COST $15,015)                            22,199
                                                   ----------
--------------------------------------------------------------------------------
FINANCIAL -- 16.6%
COMMERCIAL BANKS-EASTERN US -- 1.0%
Bancorp Bank*                          13,900             246
Signature Bank*                        62,300           1,480
                                                   ----------
                                                        1,726
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 0.9%
Portfolio Recovery Associates*         55,100           1,519
                                                   ----------
                                                        1,519
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.1%
Greenhill*                              4,900             103
                                                   ----------
                                                          103

                                       76

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
FINANCE-OTHER SERVICES -- 0.2%
Asset Acceptance Capital*              17,200   $         293
                                                   ----------
                                                          293
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 0.8%
Affiliated Managers Group*             26,100           1,315
                                                   ----------
                                                        1,315
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 2.1%
Allmerica Financial*                   57,600           1,947
HCC Insurance Holdings                 45,300           1,514
                                                   ----------
                                                        3,461
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.2%
Bristol West Holdings                  71,700           1,304
Procentury*                            78,900             768
                                                   ----------
                                                        2,072
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 1.3%
CB Richard Ellis Group, Cl A*          58,500           1,117
Trammell Crow*                         70,300             991
                                                   ----------
                                                        2,108
--------------------------------------------------------------------------------
REINSURANCE -- 1.0%
Odyssey Re Holdings                    68,000           1,632
                                                   ----------
                                                        1,632
--------------------------------------------------------------------------------
REITS-HOTELS -- 2.6%
Meristar Hospitality*                 624,300           4,270
                                                   ----------
                                                        4,270
--------------------------------------------------------------------------------
REITS-MANUFACTURED HOMES -- 0.4%
Affordable Residential Communities     40,900             679
                                                   ----------
                                                          679
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.2%
Government Properties Trust            33,800             353
                                                   ----------
                                                          353
--------------------------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 1.4%
Bank Mutual                            50,000             545
Franklin Bank Corp/Houston TX*        107,400           1,699
                                                   ----------
                                                        2,244
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 3.4%
Brookline Bancorp                     152,282           2,234
NewAlliance Bancshares*               176,100           2,458
Provident Financial Services           47,400             832
                                                   ----------
                                                        5,524
                                                   ----------
TOTAL FINANCIAL (COST $23,746)                         27,299
                                                   ----------
--------------------------------------------------------------------------------
HEALTH CARE -- 8.5%
DISPOSABLE MEDICAL PRODUCTS -- 1.5%
ICU Medical*                           72,400           2,428
--------------------------------------------------------------------------------
                                                        2,428

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 0.5%
Cerner*                                20,400      $      909
                                                   ----------
                                                          909
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
Applera Corp-Celera Genomics Group*    66,400             764
                                                   ----------
                                                          764
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.5%
Cima Labs*                             62,800           2,118
Priority Healthcare, Cl B*             86,100           1,976
                                                   ----------
                                                        4,094
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.4%
AMERIGROUP*                            27,300           1,343
Centene*                               25,750             993
                                                   ----------
                                                        2,336
--------------------------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.6%
Genesis HealthCare*                    33,900             985
                                                   ----------
                                                          985
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.5%
Apria Healthcare Group*                87,800           2,520
                                                   ----------
                                                        2,520
                                                   ----------
TOTAL HEALTH CARE (COST $12,020)                       14,036
                                                   ----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 7.7%
AEROSPACE/DEFENSE -- 1.6%
Teledyne Technologies*                125,900           2,521
                                                   ----------
                                                        2,521
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.0%
Moog, Cl A*                            44,150           1,638
                                                   ----------
                                                        1,638
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 1.4%
Brink's                                68,700           2,353
                                                   ----------
                                                        2,353
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 1.1%
EDO                                    76,600           1,848
                                                   ----------
                                                        1,848
--------------------------------------------------------------------------------
ENGINEERING/R&D SERVICES -- 0.2%
Shaw Group*                            34,100             345
                                                   ----------
                                                          345
--------------------------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.3%
JLG Industries                         36,100             501
                                                   ----------
                                                          501
--------------------------------------------------------------------------------
MACHINERY-THERMAL PROCESSING -- 0.9%
Global Power Equipment Group*         180,400           1,447
                                                   ----------
                                                        1,447

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PBHG SMALL CAP PORTFOLIO


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 1.2%
WCA Waste*                            227,300      $    2,023
                                                   ----------
                                                        2,023
                                                   ----------
TOTAL INDUSTRIAL (COST $9,448)                         12,676
                                                   ----------
--------------------------------------------------------------------------------
SERVICES -- 6.3%
COMMERCIAL SERVICES-FINANCE -- 1.5%
Coinstar*                              31,500             692
National Processing*                   65,300           1,877
                                                   ----------
                                                        2,569
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 1.7%
PDI*                                   91,200           2,766
                                                   ----------
                                                        2,766
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.9%
Medical Staffing Network Holdings*    234,000           1,507
                                                   ----------
                                                        1,507
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.6%
Aaron Rents                            29,050             963
                                                   ----------
                                                          963
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.0%
Parexel International*                 83,600           1,655
                                                   ----------
                                                        1,655
--------------------------------------------------------------------------------
SECURITY SERVICES -- 0.6%
Integrated Alarm Services Group*      174,600             943
                                                   ----------
                                                          943
                                                   ----------
TOTAL SERVICES (COST $7,622)                           10,403
                                                   ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 15.5%
APPLICATIONS SOFTWARE -- 0.7%
Quest Software*                        88,200           1,138
                                                   ----------
                                                        1,138
--------------------------------------------------------------------------------
B2B/E-COMMERCE -- 1.5%
webMethods*                           279,100           2,392
                                                   ----------
                                                        2,392
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 1.3%
Parametric Technology*                413,300           2,067
                                                   ----------
                                                        2,067
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.4%
Quantum*                              752,300           2,332
                                                   ----------
                                                        2,332
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.6%
Filenet*                               30,300             957
                                                   ----------
                                                          957
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.8%
NetlQ*                                104,400           1,378
                                                   ----------
                                                        1,378

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.7%
Conexant Systems*                     232,012      $    1,004
DSP Group*                             66,000           1,798
                                                   ----------
                                                        2,802
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.6%
Lawson Software*                       36,500             258
Manugistics Group*                    234,300             766
Micromuse*                             50,900             341
Retek*                                205,200           1,260
                                                   ----------
                                                        2,625
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 0.9%
Matrixone*                            207,600           1,435
                                                   ----------
                                                        1,435
--------------------------------------------------------------------------------
INTERNET SECURITY -- 1.2%
Internet Security Systems*            125,700           1,928
                                                   ----------
                                                        1,928
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.5%
Extreme Networks*                     151,100             834
                                                   ----------
                                                          834
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.2%
Integrated Device Technology*         140,900           1,950
                                                   ----------
                                                        1,950
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 1.1%
Brooks Automation*                     55,500           1,118
Veeco Instruments*                     31,100             803
                                                   ----------
                                                        1,921
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 1.0%
Borland Software*                     198,300           1,683
                                                   ----------
                                                        1,683
                                                   ----------
TOTAL TECHNOLOGY (COST $26,383)                        25,442
                                                   ----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.8%
AIRLINES -- 0.8%
Skywest                                73,800           1,285
                                                   ----------
                                                        1,285
--------------------------------------------------------------------------------
TRANSPORT-TRUCK -- 1.0%
Swift Transportation*                  92,500           1,660
                                                   ----------
                                                        1,660
                                                   ----------
TOTAL TRANSPORTATION (COST $2,517)                      2,945
                                                   ----------
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
ELECTRIC-INTEGRATED -- 0.8%
MGE Energy                             42,900           1,400
                                                   ----------
                                                        1,400
                                                   ----------
TOTAL UTILITIES (COST $1,151)                           1,400
                                                   ----------
TOTAL COMMON STOCK (COST $136,472)                    155,564
                                                   ----------
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO


--------------------------------------------------------------------------------
                                     Shares/Face      Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 0.5%
INDEX FUND-SMALL CAP -- 0.5%
iShares Russell 2000 Index Fund         7,100      $      838
                                                   ----------
                                                          838
                                                   ----------
TOTAL INDEX FUND-SMALL CAP (COST $838)                    838
                                                   ----------
TOTAL INVESTMENT COMPANY (COST $838)                      838
                                                   ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.1%
Morgan Stanley
   1.400%, dated 06/30/04, to be
   repurchased on 07/01/04,
   repurchase price $8,317,761
   (collateralized by U.S. Government
   Obligations: total market
   value $8,485,515) (A)               $8,317           8,317
                                                   ----------
TOTAL REPURCHASE AGREEMENT (COST $8,317)                8,317
                                                   ----------
TOTAL INVESTMENTS-- 100.2% (COST $145,627)            164,719
                                                   ----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2%)
Payable for investment advisory fees                     (131)
Payable for administrative fees                           (20)
Payable for trustees' fees                                 (8)
Other assets and liabilities, net                        (173)
                                                   ----------
TOTAL OTHER ASSETS AND LIABILITIES                       (332)
                                                   ----------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value, unlimited
   authorization) based on 9,089,121
   outstanding shares of beneficial interest          176,683
Accumulated net investment loss                          (696)
Accumulated net realized loss on investments          (30,692)
Net unrealized appreciation on investments             19,092
                                                   ----------
TOTAL NET ASSETS-- 100.0%                          $  164,387
                                                   ----------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                    $18.09
                                                   ----------

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
REIT -- Real Estate Investment Trust
Cost figures are shown with "000's" omitted.


The accompanying notes are an integral part of the financial statements.


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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

STATEMENT OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
INVESTMENT INCOME:
     Dividends...........................................................     $    380
     Interest............................................................           21
                                                                              --------
        Total Investment Income..........................................          401
                                                                              --------
EXPENSES:
     Investment Advisory Fees............................................          914
     Administrative Fees.................................................          137
     Trustees' Fees......................................................           17
     Printing Fees.......................................................           38
     Professional Fees...................................................           29
     Transfer Agent Fees.................................................           12
     Custodian Fees......................................................            9
     Other Fees..........................................................            2
                                                                              --------
          Total Expenses.................................................        1,158
                                                                              --------
LESS:
     Waiver of Investment Advisory Fees..................................          (61)
                                                                              --------
          Net Expenses ..................................................        1,097
                                                                              --------
NET INVESTMENT LOSS .....................................................         (696)
                                                                              --------
Net Realized Gain from Security Transactions.............................       29,980
Net Change in Unrealized Depreciation on Investments.....................      (22,153)
                                                                              --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........................        7,827
                                                                              --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................     $  7,131
                                                                              --------

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED) AND THE YEAR ENDED
DECEMBER 31, 2003, RESPECTIVELY

                                                                                      01/01/04           01/01/03
                                                                                         to                 to
                                                                                      06/30/04           12/31/03
                                                                                     ---------          -----------
INVESTMENT ACTIVITIES:
   Net Investment Loss.........................................................       $   (696)          $ (1,201)
   Net Realized Gain from Security Transactions................................         29,980             46,591
   Net Change in Unrealized Appreciation (Depreciation) on Investments ........        (22,153)            38,045
                                                                                      --------           --------
   Net Increase in Net Assets Resulting from Operations........................          7,131             83,435
                                                                                      --------           --------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued...............................................................            268             24,849
   Shares Redeemed.............................................................        (62,410)          (133,025)
                                                                                      --------           --------
   Decrease in Net Assets Derived from Capital Share Transactions..............        (62,142)          (108,176)
                                                                                      --------           --------
   Total Decrease in Net Assets................................................        (55,011)           (24,741)
                                                                                      --------           --------
NET ASSETS:
   Beginning of Period.........................................................        219,398            244,139
                                                                                      --------           --------
   End of Period...............................................................       $164,387           $219,398
                                                                                      --------           --------
   Accumulated Net Investment Loss.............................................       $   (696)          $    --
                                                                                      --------           --------
SHARES ISSUED AND REDEEMED:
   Shares Issued...............................................................             15              1,713
   Shares Redeemed.............................................................         (3,470)            (8,580)
                                                                                      --------           --------
   Net Decrease in Shares Outstanding..........................................         (3,455)            (6,867)
                                                                                      --------           --------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                       81

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD






                                                   Net
             Net                              Realized and               Distributions                               Net
            Asset               Net            Unrealized                    from     Distributions                Asset
           Value,           Investment          Gains or       Total          Net         from                     Value,
          Beginning           Income             Losses        from       Investment     Capital       Total       End of
          of Period           (Loss)          on Securities  Operations     Income        Gains    Distributions   Period
-------------------------------------------------------------------------------------------------------------------------------
  2004**    $17.49           $(0.07)1            $0.67        $0.60             --           --           --       $18.09
  2003       12.58            (0.07)1             4.98         4.91             --           --           --        17.49
  2002       18.57            (0.10)             (5.66)       (5.76)            --        $(0.23)      $(0.23)      12.58
  2001       17.91            (0.03)              1.04         1.01          $(0.02)       (0.33)       (0.35)      18.57
  2000       13.46             0.06               4.81         4.87             --         (0.42)       (0.42)      17.91
  1999       11.61            (0.03)              1.88         1.85             --           --           --        13.46




                                                                                            Ratio
                                                                                           of Net
                                                                           Ratio          Investment
                                                           Ratio        of Expenses      Income (Loss)
                                                           of Net        to Average       to Average
                             Net          Ratio of       Investment      Net Assets       Net Assets
                           Assets,        Expenses         Income        (Excluding       (Excluding
                             End         to Average        (Loss)         Waivers           Waivers          Portfolio
               Total      of Period          Net         to Average      and Expense      and Expense        Turnover
              Return        (000)          Assets        Net Assets      Reduction)       Reduction)           Rate
------------------------------------------------------------------------------------------------------------------------
  2004**       3.43%+    $164,387           1.20%*          (0.81)%*        1.27%*          (0.88)%*          36.59%+
  2003        39.03%      219,398           1.20%           (0.48)%         1.24%           (0.52)%          125.35%
  2002       (31.11)%     244,139           1.20%           (0.52)%         1.22%           (0.54)%          158.64%
  2001         6.07%      435,051           1.20%           (0.19)%         1.20%           (0.19)%          125.30%
  2000        36.13%      274,158           1.20%            0.28%          1.21%            0.27%           185.66%
  1999        15.93%       43,484           1.20%           (0.20)%         1.29%           (0.29)%          277.95%

 * Annualized.
** For the six month period ended June 30, 2004 (Unaudited).
1 Per share calculations were performed using average shares for the period. + Total return and portfolio turnover have not been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                       82

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2004 (UNAUDITED)

1.  ORGANIZATION

PBHG Small Cap Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Stable Value Portfolio (the "Stable Value Portfolio") and the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Select 20 Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objective, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2004, 92% of the outstanding shares of the Portfolio were held by the separate accounts of one participating insurance company.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts evenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. PBHG Fund Services (the "Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the

                                       83

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

COMPENSATING BALANCES -- If the Portfolio has a cash overdraft in excess of $100,000, it is required to leave 112% in compensating balance with Wachovia Bank, National Association, the custodian of the Portfolio, on the following day. If the Portfolio has a positive cash balance in excess of $100,000, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. Certain prior year amounts have been reclassified to conform to current year presentation.

DIRECTED BROKERAGE -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolio. Directed brokerage arrangements are reported as realized gains of the Portfolio. During the six month period ended June 30, 2004, the Portfolio received $7,738 under these arrangements.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter" or the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 1.00% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. At June 30, 2004, the amount of advisory fee waivers and the reimbursement of third party expenses by the Adviser subject to possible recapture was $238,168.

No amounts have been recaptured by the adviser during the six month period ended June 30, 2004.

PBHG Fund Services, an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc., parent company of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid a portion of the Administrator's fee equal to the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

Certain officers and trustees of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2004, amounted to $65,335,662 and $125,426,102, respectively.

                                       84

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended December 31, 2003 and 2002 were as follows (000):

                 LONG-TERM       RETURN OF
                CAPITAL GAIN      CAPITAL          TOTAL
                ------------     --------         --------
2003             $    --           $ --           $    --
2002               4,650              2             4,652

As of December 31, 2003, the components of accumulated losses were as follows
(000):

Capital loss carryforwards expiring:
           December 2010                 $(59,247)
Unrealized appreciation                    39,820
                                      -----------
                                         $(19,427)
                                      ===========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years.

During the year ended December 31, 2003, the Portfolio utilized $31,049 (000) of capital loss carryforwards to offset net realized capital gains.

At June 30, 2004, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2004 were as follows
(000):

        FEDERAL                                       NET
          TAX      UNREALIZED      UNREALIZED     UNREALIZED
         COST     APPRECIATION    DEPRECIATION   APPRECIATION
        --------  -------------   -------------  -------------
       $145,627      $27,591        $(8,499)        $19,092

6.  LINE OF CREDIT

Until June 3, 2004, the Portfolio was able to borrow an amount up to its prospectus- defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at June 30, 2004, or at any time during the six month period ended June 30, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.

7.  CONCENTRATIONS/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as consumer cyclicals, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

8.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds and PBHG Insurance Series Fund (together, the "Trusts"), on behalf of each series portfolio of the Trusts (the "Funds") a Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and Pilgrim Baxter.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending arrangement at June 30, 2004, or at any time during the six month period ended June 30, 2004.

9.  SETTLEMENTS AND PENDING LITIGATION

On June 21, 2004, Pilgrim Baxter entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all charges related to

                                       85

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

"market timing" activity in the PBHG Funds. In the settlements, Pilgrim Baxter, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements require Pilgrim Baxter to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all of the Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the next five years. Pilgrim Baxter, and not the Fund or the Fund's shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties, and associated fees related to these regulatory proceedings. Pilgrim Baxter has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees.

The settlements require Pilgrim Baxter to operate in accordance with enhanced corporate governance policies and practices.

Further information regarding the specific details set forth in the settlement agreements is set forth under "Settlements and Pending Litigation" in the Fund's statements of additional information.

We understand that to date the SEC and NYAG have not settled the action they brought against Pilgrim Baxter's former principals relating to "market timing" activities. The former principals have not been associated with Pilgrim Baxter since November 2003, and Pilgrim Baxter cannot comment on the outcome of the charges against these individuals or the resulting impact of any potential future settlement on the PBHG Funds.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class actions and shareholder derivative suits, have been filed against certain PBHG Funds portfolios, Pilgrim Baxter and certain related parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits have been filed in Federal and state courts and seek such remedies as compensatory damages, restitution, rescission, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorneys' and experts' fees.

On February 20, 2004, the Federal Multi-District Litigation Panel (the "Panel") issued an order centralizing hundreds of cases involving allegations of market timing and/or late trading in the mutual fund industry for administration in the District of Maryland. All of the cases brought against Pilgrim Baxter have been designated as "tag-along" cases and have been transferred to the U.S. District Court for the District of Maryland.

More detailed information regarding the lawsuits is provided in the Fund's statements of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against PBHG Funds, Pilgrim Baxter and related parties in the future. Information about any similar lawsuits will be provided for in the Fund's prospectuses or statements of additional information.

Any potential resolution of these lawsuits may include, but not be limited to, judgments or settlements for damages against Pilgrim Baxter, the Fund or any named defendant. In the event the Fund incurs any losses, costs or expenses in connection with such lawsuits, the Fund's Board of Trustees may pursue claims on behalf of the affected Fund portfolios against any party that may have liability to the Fund in respect thereof.

On May 20, 2004, Olga Menyhart, who claims to be a shareholder of the PBHG Growth Fund and PBHG Emerging Growth Fund (the "Affected Portfolios"), filed suit in the United States District Court for the Middle District of Florida against Pilgrim Baxter, PBHG Fund Distributors, the Fund's distributor, and PBHG Fund Services, the Fund's administrator (together, Pilgrim Baxter, PBHG Fund Distributors and PBHG Fund Services are the "Pilgrim Baxter Entities"). The action is a derivative action brought by the plaintiff on behalf of the Affected Portfolios pursuant to Sections 36(b) and 12(b) under the Investment Company Act of 1940, as amended (the "1940 Act"). The complaint alleges the Pilgrim Baxter Entities received fees under the PBHG Funds' investment advisory agreements and the PBHG Funds' 12b-1 Plans in violation of Sections 12(b) and 36(b) under the 1940 Act. The plaintiff is seeking to (i) rescind the PBHG Funds' investment advisory agreements with Pilgrim Baxter and the PBHG Funds' 12b-1 Plans; (ii) to recover either the total fees charged by the Pilgrim Baxter Entities or excess profits received by the Pilgrim Baxter Entities; and/or (iii) recover other excessive compensation received by, or improper payments wrongfully retained by, the Pilgrim Baxter Entities in breach of their fiduciary duties under the 1940 Act.

                                       86

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER SMALL-CAP CORE FUNDS AVERAGE (THE "AVERAGE") represents 534 mutual funds classified by Lipper, Inc. in the Small-Cap Core category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The RUSSELL 2000(R) INDEX (THE "INDEX") is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000(R) Index.

The Index and the Average are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

                                       87

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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004

The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, another registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Portfolio's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-347-9256.


------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                              IN THE PBHG
                                           TERM OF                                            FUND FAMILY          OTHER
                          POSITION        OFFICE AND                                            COMPLEX        DIRECTORSHIPS
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)             OVERSEEN BY          HELD
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS                  TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson      Chairman of     Trustee       Chief Financial Officer, The Triumph         26      Director, The Triumph
(59)                     the Board       Since 1997    Group, Inc. (manufacturing) since 1992.              Group, Inc. since 1992.
                         and Lead                                                                           Trustee, PBHG Funds
                         Independent                                                                        since 1997.
                         Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards        Trustee         Trustee       Consultant, Syrus Associates (business       26      Trustee, Provident
(57)                                     since 1997    and marketing consulting firm) 1986-2002.            Investment Counsel Trust
                                                                                                            (investment company-5
                                                                                                            portfolios) 1992-2003.
                                                                                                            Trustee, EQ Advisors
                                                                                                            (investment company-37
                                                                                                            portfolios) since 1997.
                                                                                                            Trustee, PBHG Funds
                                                                                                            since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller         Trustee         Trustee       Senior Vice President, Cherry & Webb, CWT    26      Trustee, PBHG Funds
(70)                                     since 1997    Specialty Stores 1995-2000. Advisor and               since 1997.
                                                       Secretary,the Underwoman Shoppes, Inc.
                                                       (retail clothing Stores) 1980-2002.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS**
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock         President       President     President and Director, Pilgrim Baxter &
(48)                                     since 2003    Associates, Ltd. since July 2003. Chief
                                                       Executive Officer, Pilgrim Baxter &
                                                       Associates, Ltd., Trustee, PBHG Fund
                                                       Distributors, PBHG Shareholder Services
                                                       and PBHG Fund Services since November 2003.
                                                       President, PBHG Funds since November 2003.
                                                       Chief Operating Officer, Pilgrim Baxter
                                                       & Associates, Ltd. July 2003-March 2004.
                                                       President and Chief Executive Officer,
                                                       Transamerica Capital, Inc. 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings          Treasurer,      Treasurer,    Vice President, Pilgrim Baxter & Associates,
(40)                     Chief           Chief         Ltd. since 2001 and Sales and Marketing Director,
                         Financial       Financial     Pilgrim Baxter & Associates, Ltd. since 2004.
                         Officer,        Officer,      President, PBHG FundServices since December
                         Controller      Controller    1998. Treasurer, ChiefFinancial Officer and
                                         since 1997    Controller, PBHG Funds since March 1997.
                                                       President, PBHG Shareholder Services,
                                                       Inc. since 2001. President, PBHG Fund
                                                       Distributors 1999-2003. Vice President, PBHG
                                                       Fund Distributors, since March 2003. Treasurer,
                                                       PBHG Fund Services, 1996-1999. Director of
                                                       Mutual Fund Operations, Pilgrim Baxter &
                                                       Associates, Ltd., 1996-2001.
------------------------------------------------------------------------------------------------------------------------------------

                                       88

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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------



                                           TERM OF
                          POSITION        OFFICE AND
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr             Vice President  Vice          General Counsel and Secretary, Old Mutual Capital,
(42)                     and Secretary   President     Inc., since May 2004. Chief Operating Officer, Pilgrim
                                         and           Baxter & Associates, Ltd. since March 2004. Senior
                                         Secretary     Vice President, Pilgrim Baxter & Associates, Ltd., since
                                         since 1997    January 2001. General Counsel and Secretary, Pilgrim
                                                       Baxter & Associates, Ltd., since November 1996.
                                                       Vice President and Secretary, PBHG Funds since
                                                       March 1997. General Counsel and Secretary, Pilgrim
                                                       Baxter Value Investors, Inc., 1996-2002. General Counsel
                                                       and Secretary, PBHG Shareholder Services, since June 2001.
                                                       General Counsel and Secretary, PBHG Fund Services and
                                                       PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III   Vice President   Vice          Vice President and Assistant Secretary, PBHG Funds,
(44)                    and Assistant    President     since March 2002. Vice President, Deputy General
                        Secretary        and           Counsel and Assistant Secretary, Pilgrim Baxter &
                                         Assistant     Associates, Ltd., PBHG Fund Distributors and
                                         Secretary     PBHG Fund Services, since January 2004. Vice
                                         since 2002    President, Senior Legal Counsel and Assistant Secretary,
                                                       Pilgrim Baxter & Associates, Ltd., PBHG Fund
                                                       Distributors and PBHG Fund Services, 2001-2004.
                                                       Senior Counsel and Assistant Secretary, Pilgrim Baxter
                                                       Value Investors, Inc., 2001-2002. Director and Senior
                                                       Counsel, Merrill Lynch Investment Managers, L.P. and
                                                       Princeton Administrators, L.P. from September 1997
                                                       until December 2001 and holding various other
                                                       positions with these companies from 1991 to 1997;
                                                       Secretary of various Merrill Lynch and Mercury open-
                                                       end funds, as well as Somerset Exchange Fund and
                                                       The Europe Fund, Inc. until December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon          Vice            Vice          Chief Compliance Officer, Old Mutual Capital, Inc.,
(40)                     President       President     since May 2004. Vice President and Chief Compliance
                                         since 2001    Officer, Pilgrim Baxter & Associates, Ltd. since
                                                       April 2001. Chief Compliance Officer, PBHG Fund
                                                       Services, and PBHG Shareholder Services, and
                                                       Registered Principal, PBHG Fund Distributors, since
                                                       April 2001. Vice President, PBHG Insurance Series
                                                       Funds since April 2001. Chief Compliance Officer,
                                                       Pilgrim Baxter Value Investors, Inc., 2001-2002. Chief
                                                       Compliance Officer, Pilgrim Baxter Private Equity
                                                       Advisor, 2001-2003. Vice President and Deputy
                                                       Compliance Director, Delaware Investments, 1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner        Assistant       Assistant     Fund Administration Manager, Pilgrim Baxter &
(34)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2000    February 2000. Assistant Treasurer, PBHG Funds,
                                                       since December 2000. Fund Accounting Manager,
                                                       SEI Investments Mutual Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne       Assistant       Assistant     Fund Administration Associate, Pilgrim Baxter &
(31)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2001    August 2001. Assistant Treasurer, PBHG Funds,
                                                       since December 2001. Fund Accounting Supervisor,
                                                       PFPC, Inc., 1999-2001. Fund Accountant, PFPC,
                                                       Inc., 1998-1999.
------------------------------------------------------------------------------------------------------------------------------------

**Officer of the Trust until such time as his or her successor is duly elected and qualified.


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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

Dear Shareholder:

From a bottom-up investment approach, the first half of 2004 saw strong productivity gains and a strengthening economy, leading to increasing demand, accelerating growth rates and overall positive business momentum across many industry sectors. In this tug-of-war, macro-level themes prevailed during the period. As such, the equity characteristics that garnered Wall Street's affections centered around relative valuation and perceived quality. Financial and energy stocks advanced while technology fell back. In general, small cap value modestly outperformed small cap growth, and within growth, larger companies started gaining ground on smaller companies. We believe this backdrop may help explain some of the Portfolio's underperformance relative to its benchmark, the Russell 2000(R) Growth Index. For the six months ended June 30, 2004, PBHG Small Cap Growth Portfolio returned at net asset value (4.24)% versus the return of 5.68% for its benchmark, the Russell 2000(R) Growth Index. Investors should keep in mind that past performance is no guarantee of future results and the investment return of the Portfolio will fluctuate.

As another "flight to quality" unfolded during the period, sectors and companies not customarily emphasized by the Portfolio showed the strongest performance. Given our lack of exposure to energy, REITs and financial stocks, coupled with a below benchmark weight in health care, it is easy to see how the divergence in performance transpired. Conversely, the Portfolio's traditional overweight in technology, a sector that struggled for most of the period, was a drag on performance. Within technology, long-term holding Altiris was negatively impacted by investor perceptions that enterprise spending was slowing and that the recent acquisition of Novadigm (a competitor) by HP would pose a considerable long-term threat to the company. Overall, the technology sector seemed to suffer under the duress of a less than clear demand environment after the substantial snapback in 2003. As oil prices surged past $40 per barrel, the lack of exposure to the energy sector was sorely felt.

A look at individual contributors during the quarter shows that long-term holdings played a key role in performance. The names contributing positively to performance were eResearch Technology, Urban Outfitters and Ceradyne. However, there were also some long-term holdings that detracted from performance. Earnings disappointments upset the shares of OmniVision Technologies and Secure Computing, while the general technology malaise slowed the shares of F5 Networks. Lexar Media, Odyssey Healthcare and K-Swiss were sold from the Portfolio during the period due to sub-par fundamental outlooks.

LOOKING FORWARD

Last year at this time, the direction of the markets was fairly clear. This year we believe the markets are adjusting to a more "normal" pace of growth. The Federal Reserve has raised interest rates for the first time in four years and we believe the economic expansion, though strong, entered its intermediate stage. We believe a compelling argument can and should be made for those companies who can express "real" relative growth based on innovative ideas and harnessed by entrepreneurial spirits. Given our dedication to young, innovative growth companies, we look forward to the second half of the year.

Sincerely,

/S/PETER J. NIEDLAND                                  /S/JAMES M. SMITH
Peter J. Niedland, CFA                                James M. Smith, CFA
Portfolio Manager                                     Portfolio Manager

                                       90

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO                                      (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL RETURN 1 AS OF JUNE 30, 2004
-----------------------------------------------------------------------------------------------------------
                                                                          Annualized         Annualized
                                                           One Year       Three Year        Inception to
                                         Six Months 2       Return          Return              Date 3
-----------------------------------------------------------------------------------------------------------
PBHG Small Cap Growth Portfolio            (4.24)%          23.47%          (8.21)%            (8.00)%
-----------------------------------------------------------------------------------------------------------


THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUNDS THAT INVEST IN SMALLER CAPITALIZATION COMPANIES INVOLVE GREATER RISK AND PRICE VOLATILITY THAN FUNDS THAT INVEST IN LARGER, MORE ESTABLISHED COMPANIES. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE LOWER OR HIGHER THAN SHOWN, IS AVAILABLE BY CALLING 1.888.724.4669.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN PBHG SMALL CAP GROWTH PORTFOLIO VERSUS THE RUSSELL 2000(R)GROWTH INDEX AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                    [LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                               PBHG SMALL                  RUSSELL 2000(R)                LIPPER SMALL-CAP
                         CAP GROWTH PORTFOLIO               GROWTH INDEX 4             GROWTH FUNDS AVERAGE 4
4/30/2001                        10000                         10000                        10000
5/31/2001                         9810                         10232                        10206
6/30/2001                         9930                         10511                        10490
7/31/2001                         9090                          9614                         9879
8/31/2001                         8060                          9014                         9288
9/30/2001                         6440                          7559                         7875
10/31/2001                        7360                          8286                         8497
11/30/2001                        8000                          8978                         9160
12/31/2001                        8490                          9537                         9720
1/31/2002                         8250                          9198                         9430
2/28/2002                         7130                          8602                         8828
3/31/2002                         8110                          9350                         9510
4/30/2002                         7630                          9148                         9246
5/31/2002                         6990                          8613                         8791
6/30/2002                         6400                          7883                         8165
7/31/2002                         5490                          6671                         7022
8/31/2002                         5290                          6668                         7022
9/30/2002                         4730                          6186                         6563
10/31/2002                        5200                          6499                         6835
11/30/2002                        5830                          7144                         7342
12/31/2002                        5120                          6651                         6867
1/31/2003                         4980                          6470                         6693
2/28/2003                         4790                          6298                         6498
3/31/2003                         4840                          6393                         6605
4/30/2003                         5340                          6998                         7149
5/31/2003                         6000                          7787                         7837
6/30/2003                         6220                          7937                         8055
7/31/2003                         6800                          8537                         8538
8/31/2003                         7410                          8995                         9016
9/30/2003                         7270                          8768                         8797
10/31/2003                        8210                          9525                         9597
11/30/2003                        8470                          9836                         9904
12/31/2003                        8020                          9880                         9910
1/31/2004                         8160                         10399                        10331
2/29/2004                         8110                         10382                        10320
3/31/2004                         7940                         10431                        10305
4/30/2004                         7130                          9907                         9776
5/31/2004                         7540                         10104                         9949
6/30/2004                         7680                         10441                        10240

1 The PBHG Small Cap Growth Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Small Cap Growth Portfolio should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed to the variable annuity provider. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the portfolio's investment objectives, risks, charges and expenses and should be read carefully and considered before investing.
2 The six month return has not been annualized.
3 PBHG Small Cap Growth Portfolio commenced operations on April 30, 2001.
4 For more information on the Russell 2000(R) Growth Index and the Lipper
  Small-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 102.

SECTOR WEIGHTINGS AT JUNE 30, 2004

[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

BASIC MATERIALS                 1%
CONSUMER CYCLICAL              18%
ENERGY                          1%
HEALTH CARE                    20%
INDUSTRIAL                     11%
SERVICES                       12%
TECHNOLOGY                     37%
% of Total Portfolio Investments in Common Stock


TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2004

Transact Technologies                             3.0%
Urban Outfitters                                  2.9%
eResearch Technology                              2.8%
Corporate Executive Board                         2.7%
Tractor Supply                                    2.1%
Engineered Support Systems                        1.9%
Gen-Probe                                         1.9%
Avid Technology                                   1.8%
Altiris                                           1.7%
Mattson Technology                                1.6%
------------------------------------------------------
COMBINED TOP TEN HOLDINGS AS A %
OF TOTAL PORTFOLIO INVESTMENTS IN
COMMON STOCK                                     22.4%

                                       91

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
AS OF JUNE 30, 2004 (UNAUDITED)


--------------------------------------------------------------------------------
                                                       Market
Description                            Shares           Value
--------------------------------------------------------------------------------
COMMON STOCK -- 98.7%
BASIC MATERIALS -- 1.4%
ADVANCED MATERIALS/PRODUCTS -- 1.4%
Ceradyne*                               1,950       $  69,752
                                                    ---------
                                                       69,752
                                                    ---------
TOTAL BASIC MATERIALS (COST $31,983)                   69,752
                                                    ---------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 17.5%
APPAREL MANUFACTURERS -- 1.1%
Quiksilver*                             2,300          54,763
                                                    ---------
                                                       54,763
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 0.3%
Digital Theater Systems*                  600          15,690
                                                    ---------
                                                       15,690
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.9%
Navarre*                                3,100          44,609
                                                    ---------
                                                       44,609
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 5.6%
Bebe Stores*                            2,250          45,000
Charlotte Russe Holding*                2,200          47,036
Jos A Bank Clothiers*                   1,200          37,668
Urban Outfitters*                       2,300         140,093
                                                    ---------
                                                      269,797
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 0.6%
Select Comfort*                         1,000          28,400
                                                    ---------
                                                       28,400
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.0%
PC Mall*                                2,600          49,088
                                                    ---------
                                                       49,088
--------------------------------------------------------------------------------
RETAIL-GARDENING PRODUCTS -- 2.1%
Tractor Supply*                         2,400         100,368
                                                    ---------
                                                      100,368
--------------------------------------------------------------------------------
RETAIL-MUSIC STORE -- 1.3%
Guitar Center*                          1,400          62,258
                                                    ---------
                                                       62,258
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 3.3%
Panera Bread, Cl A*                       900          32,292
PF Chang's China Bistro*                1,400          57,610
Red Robin Gourmet Burgers*              2,600          71,162
                                                    ---------
                                                      161,064
--------------------------------------------------------------------------------
RETAIL-SPORTING GOODS -- 1.3%
Dick's Sporting Goods*                  1,800          60,030
                                                    ---------
                                                       60,030
                                                    ---------
TOTAL CONSUMER CYCLICAL (COST $477,617)               846,067
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       Market
Description                            Shares           Value
--------------------------------------------------------------------------------
ENERGY -- 0.6%
OIL COMPANIES-EXPLORATION & PRODUCTION-- 0.6%
Edge Petroleum*                         1,800    $     30,600
                                                    ---------
                                                       30,600
                                                    ---------
TOTAL ENERGY (COST $26,755)                            30,600
                                                    ---------
--------------------------------------------------------------------------------
HEALTH CARE -- 19.6%
DIAGNOSTIC EQUIPMENT -- 1.9%
Gen-Probe*                              1,900          89,908
                                                    ---------
                                                       89,908
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 0.4%
Quality Systems*                          350          17,181
                                                    ---------
                                                       17,181
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 3.7%
Abaxis*                                 3,100          58,838
Advanced Neuromodulation Systems*       1,050          34,440
Arthrocare*                             2,100          61,068
DJ Orthopedics*                         1,100          25,300
                                                    ---------
                                                      179,646
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.7%
Bio-Reference Labs*                     2,600          34,476
                                                    ---------
                                                       34,476
--------------------------------------------------------------------------------
MEDICAL LASER SYSTEMS -- 1.6%
Laserscope*                             1,200          33,060
Palomar Medical Technologies*           2,600          43,654
                                                    ---------
                                                       76,714
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.3%
Possis Medical*                         1,500          51,225
Wright Medical Group*                   1,700          60,520
                                                    ---------
                                                      111,745
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 3.4%
Digene*                                 1,400          51,142
Integra LifeSciences Holdings*          1,700          59,959
Lifecell*                               1,300          14,677
Martek Biosciences*                       700          39,319
                                                    ---------
                                                      165,097
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 0.8%
First Horizon Pharmaceutical*           2,200          41,580
                                                    ---------
                                                       41,580
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 1.0%
Impax Laboratories*                     2,500          48,450
                                                    ---------
                                                       48,450
--------------------------------------------------------------------------------
PATIENT MONITORING EQUIPMENT -- 1.3%
Aspect Medical Systems*                 3,300          60,951
                                                    ---------
                                                       60,951
--------------------------------------------------------------------------------
PHYSICAL THERAPY/REHABILITATION CENTERS-- 1.0%
Psychiatric Solutions*                  2,000          49,860
                                                    ---------
                                                       49,860
--------------------------------------------------------------------------------

                                       92

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------
                                                       Market
Description                             Shares          Value
--------------------------------------------------------------------------------
PHYSICAL PRACTICE MANAGEMENT -- 1.5%
American Healthways*                    2,700    $     71,874
                                                    ---------
                                                       71,874
                                                    ---------
TOTAL HEALTH CARE (COST $744,782)                     947,482
                                                    ---------
--------------------------------------------------------------------------------
INDUSTRIAL -- 11.1%
ELECTRONIC MEASURING INSTRUMENTS -- 2.3%
Axsys Technologies*                     2,000          44,220
Cyberoptics*                            2,600          67,548
                                                    ---------
                                                      111,768
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 1.9%
Engineered Support Systems              1,575          92,153
                                                    ---------
                                                       92,153
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT-- 1.3%
Metrologic Instruments*                 1,200          23,928
Viisage Technology*                     4,300          37,496
                                                    ---------
                                                       61,424
--------------------------------------------------------------------------------
INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 0.8%
Sonic Solutions*                        1,900          40,375
                                                    ---------
                                                       40,375
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.9%
Photon Dynamics*                        1,250          43,838
                                                    ---------
                                                       43,838
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 1.6%
Cymer*                                  1,200          44,928
Rofin-Sinar Technologies*               1,300          33,007
                                                    ---------
                                                       77,935
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 1.1%
Applied Films*                          1,900          55,138
                                                    ---------
                                                       55,138
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 1.2%
Waste Connections*                      1,950          57,837
                                                    ---------
                                                       57,837
                                                    ---------
TOTAL INDUSTRIAL (COST $397,520)                      540,468
                                                    ---------
--------------------------------------------------------------------------------
SERVICES -- 12.3%
COMMERCIAL SERVICES -- 0.5%
Icon ADR*                                 600          26,394
                                                    ---------
                                                       26,394
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 1.1%
iPayment*                               1,300          53,300
                                                    ---------
                                                       53,300
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.4%
Manhattan Associates*                   2,200          67,936
                                                    ---------
                                                       67,936

--------------------------------------------------------------------------------
                                                      Market
Description                             Shares         Value
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 7.1%
Advisory Board*                         1,600    $     56,960
Charles River Associates*               1,500          46,425
Corporate Executive Board               2,200         127,138
DiamondCluster International*           6,000          52,140
Navigant Consulting*                    2,900          62,176
                                                    ---------
                                                      344,839
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 2.2%
Gevity HR                               2,400          62,856
Resources Connection*                   1,100          43,021
                                                    ---------
                                                      105,877
                                                    ---------
TOTAL SERVICES (COST $524,383)                        598,346
                                                    ---------
--------------------------------------------------------------------------------
TECHNOLOGY -- 36.2%
APPLICATIONS SOFTWARE -- 1.0%
Embarcadero Technologies*               3,900          48,204
                                                    ---------
                                                       48,204
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 2.9%
Avid Technology*                        1,600          87,312
Witness Systems*                        4,400          53,460
                                                    ---------
                                                      140,772
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.0%
Stratasys*                              1,900          47,044
                                                    ---------
                                                       47,044
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 2.9%
Transact Technologies*                  4,500         142,290
                                                    ---------
                                                      142,290
--------------------------------------------------------------------------------
E-SERVICES/CONSULTING -- 0.8%
Sapient*                                6,900          41,469
                                                    ---------
                                                       41,469
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 5.2%
ESS Technology*                         1,600          17,136
Icos Vision Systems*                    1,500          46,125
Integrated Silicon Solutions*           5,300          64,713
Omnivision Technologies*                1,800          28,710
PLX Technology*                           800          13,808
Silicon Laboratories*                   1,200          55,620
Zoran*                                  1,400          25,690
                                                    ---------
                                                      251,802
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.7%
Magma Design Automation*                1,700          32,691
                                                    ---------
                                                       32,691
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 3.5%
Hyperion Solutions*                     1,600          69,952
MicroStrategy, Cl A*                      900          38,430
Omnicell*                               1,800          26,298
Packeteer*                              2,100          33,915
                                                    ---------
                                                      168,595
--------------------------------------------------------------------------------

                                       93

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------
                                                      Market
Description                             Shares         Value
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 2.8%
eResearch Technology*                   4,800     $   134,400
                                                    ---------
                                                      134,400
--------------------------------------------------------------------------------
INTERNET CONTENT-ENTERTAINMENT -- 1.5%
NetFlix*                                2,100          75,495
                                                    ---------
                                                       75,495
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 1.2%
F5 Networks*                            2,150          56,932
                                                    ---------
                                                       56,932
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 2.2%
Aeroflex*                               3,700          53,021
Foundry Networks*                       2,100          29,547
Performance Technologies*               2,700          25,407
                                                    ---------
                                                      107,975
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.9%
O2Micro International*                  2,400          40,872
Power Integrations*                     2,000          49,800
                                                    ---------
                                                       90,672
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 3.4%
ADE*                                    2,400          51,864
Helix Technology                        1,600          34,128
Mattson Technology*                     6,500          78,130
                                                    ---------
                                                      164,122
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 1.7%
Altiris*                                2,900          80,069
                                                    ---------
                                                       80,069
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 2.3%
Adtran                                  1,300          43,381
AudioCodes*                             4,600          55,108
NMS Communications*                     2,100          15,498
                                                    ---------
                                                      113,987

--------------------------------------------------------------------------------
                                                      Market
Description                             Shares         Value
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.2%
Carrier Access*                         2,600    $     30,992
Novatel Wireless*                       1,000          26,500
                                                    ---------
                                                       57,492
                                                    ---------
TOTAL TECHNOLOGY (COST $1,298,466)                  1,754,011
                                                    ---------
TOTAL COMMON STOCK (COST $3,501,506)                4,786,726
                                                    ---------
TOTAL INVESTMENTS-- 98.7% (COST $3,501,506)         4,786,726
                                                    ---------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.3%
Receivable for investment securities sold             111,293
Payable for investment advisory fees                     (496)
Payable for administrative fees                          (595)
Payable for trustees' fees                               (229)
Other assets and liabilities, net                     (46,025)
                                                    ---------
TOTAL OTHER ASSETS AND LIABILITIES                     63,948
                                                    ---------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value, unlimited
   authorization) based on 631,716 outstanding
   shares of beneficial interest                    6,799,728
Accumulated net investment loss                       (30,675)
Accumulated net realized loss on investments       (3,203,599)
Net unrealized appreciation on investments          1,285,220
                                                    ---------
TOTAL NET ASSETS -- 100.0%                         $4,850,674
                                                    ---------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $7.68
                                                        -----
* Non-income producing security.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                       94

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
INVESTMENT INCOME:
     Dividends...................................................................   $     983
     Interest....................................................................         325
                                                                                    ---------
        Total Investment Income..................................................       1,308
                                                                                    ---------
EXPENSES:
     Investment Advisory Fees....................................................      22,654
     Administrative Fees.........................................................       3,998
     Trustees' Fees..............................................................         424
     Transfer Agent Fees.........................................................      12,325
     Printing Fees...............................................................       5,163
     Custodian Fees..............................................................       3,906
     Professional Fees...........................................................         831
     Other Fees..................................................................         958
                                                                                    ---------
          Total Expenses.........................................................      50,259
                                                                                    ---------
LESS:
     Waiver of Investment Advisory Fees..........................................     (18,276)
                                                                                    ---------
          Net Expenses  .........................................................      31,983
                                                                                    ---------
NET INVESTMENT LOSS..............................................................     (30,675)
                                                                                    ---------
Net Realized Gain from Security Transactions.....................................     545,661
Net Change in Unrealized Depreciation on Investments.............................    (758,623)
                                                                                    ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS..................................    (212,962)
                                                                                    ---------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................   $(243,637)
                                                                                    ---------

The accompanying notes are an integral part of the financial statements.

                                       95

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2003, RESPECTIVELY

                                                                                                    01/01/04          01/01/03
                                                                                                       to                to
                                                                                                    06/30/04          12/31/03
                                                                                                --------------     --------------
INVESTMENT ACTIVITIES:
   Net Investment Loss......................................................................    $   (30,675)       $   (55,510)
   Net Realized Gain (Loss) from Security Transactions......................................        545,661           (529,907)
   Net Change in Unrealized Appreciation (Depreciation) on Investments .....................       (758,623)         2,672,896
                                                                                                -----------        -----------
   Net Increase (Decrease) in Net Assets Resulting from Operations..........................       (243,637)         2,087,479
                                                                                                -----------        -----------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued............................................................................        116,575            747,579
   Shares Redeemed..........................................................................       (888,917)        (2,387,785)
                                                                                                -----------        -----------
        Decrease in Net Assets Derived from Capital Share Transactions......................       (772,342)        (1,640,206)
                                                                                                -----------        -----------
   Total Increase (Decrease) in Net Assets..................................................     (1,015,979)           447,273
                                                                                                -----------        -----------
NET ASSETS:
   Beginning of Period......................................................................      5,866,653          5,419,380
                                                                                                -----------        -----------
   End of Period............................................................................    $ 4,850,674        $ 5,866,653
                                                                                                -----------        -----------
   Accumulated Net Investment Loss..........................................................    $   (30,675)       $      --
                                                                                                -----------        -----------
   SHARES ISSUED AND REDEEMED:
   Shares Issued............................................................................         15,038            114,291
   Shares Redeemed..........................................................................       (114,579)          (441,455)
                                                                                                -----------        -----------
   Net Decrease in Shares Outstanding.......................................................        (99,541)          (327,164)
                                                                                                -----------        -----------

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

                                       96

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD



                                                         Net
                   Net                              Realized and                              Net                       Net
                  Asset                              Unrealized                              Asset                    Assets,
                 Value,             Net               Gains or            Total             Value,                      End
                Beginning       Investment             Losses             from                End       Total        of Period
                of Period          Loss             on Securities      Operations          of Period   Return          (000)
------------------------------------------------------------------------------------------------------------------------------------
  2004**        $8.02              $(0.05) 2         $(0.29)             $(0.34)             $7.68       (4.24)%+    $4,851
  2003           5.12               (0.07) 2           2.97                2.90               8.02       56.64%       5,867
  2002           8.49               (0.07)            (3.30)              (3.37)              5.12      (39.69)%      5,419
  2001 1        10.00               (0.02)            (1.49)              (1.51)              8.49      (15.10)%+     8,533


                                                                        Ratio
                                                                       of  Net
                                                        Ratio        Investment
                                   Ratio of Net      of Expenses        Loss
                     Ratio          Investment       to Average      to Average
                  of Expenses        Loss to         Net Assets       Net Asset   Portfolio
                  to Average          Average        (Excluding      (Excluding   Turnover
                  Net Assets        Net Assets        Waivers)        Waivers)      Rate
--------------------------------------------------------------------------------------------
  2004**             1.20%*         (1.15)%*            1.89%*        (1.84)%*    44.73%+
  2003               1.20%          (1.13)%             1.79%         (1.72)%     67.82%
  2002               1.20%          (1.15)%             1.69%         (1.64)%    114.11%
  2001 1             1.20%*         (0.84)%*            2.60%*        (2.24)%*    56.26%+

 *  Annualized.
 ** For the six month period ended June 30, 2004 (Unaudited).
  + Total return and portfolio turnover have not been annualized.
 1  Commenced operations on April 30, 2001.
 2  Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements.

                                       97

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2004 (UNAUDITED)

1.  ORGANIZATION

PBHG Small Cap Growth Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund, (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), the PBHG Stable Value Portfolio (the "Stable Value Portfolio") and the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Select 20 Portfolio, the Select Value Portfolio, the Small Cap Portfolio or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objective, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2004, 100% of the outstanding shares of the Portfolio were held by the separate account of one participating insurance company.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. PBHG Fund Services (the"Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

COMPENSATING BALANCES -- If the Portfolio has a cash overdraft in excess of $100,000, it is required to leave 112% in compensating balance with Wachovia Bank, National Association, the custodian of the Portfolio, on the following day. If the Portfolio has a positive cash balance in excess of $100,000, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets.

DIRECTED BROKERAGE -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolio. Directed brokerage arrangements are reported as realized gains of the Portfolio. During the six month period ended June 30, 2004, the Portfolio received no cash under these arrangements.

3.   INVESTMENT ADVISORY FEES, ADMINISTRATIVE
     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter" or "the Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. At June 30, 2004, the amount of advisory waivers and the reimbursements of third party expenses by the adviser subject to possible recapture was $77,983. At this time, the Portfolio's assets are less than $75 million. No amounts have been recaptured by the Adviser during the six month period ended June 30, 2004.

PBHG Fund Services, an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc., parent company of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid a portion of the Administrator's fee equal to the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

Certain officers and trustees of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2004, amounted to $2,340,840 and $3,135,593, respectively.

                                       99

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

No dividends or distributions were paid during the years ended December 31, 2003 and 2002, respectively.

As of December 31, 2003, the components of accumulated losses were as follows:

Capital loss carryforwards expiring:

         December 2009                    $  (436,803)
         December 2010                     (2,530,373)
         December 2011                       (750,921)
Unrealized appreciation                     2,012,680
                                          -----------
                                          $(1,705,417)
                                          ===========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years.

At June 30, 2004, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2004, were as follows:

        FEDERAL                                       NET
          TAX      UNREALIZED      UNREALIZED     UNREALIZED
         COST     APPRECIATION    DEPRECIATION   APPRECIATION
      ----------  ------------    ------------   ------------
      $3,501,506   $1,436,303      $(151,083)     $1,285,220

6.  CONCENTRATIONS/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7.  LINE OF CREDIT

Until June 3, 2004, the Portfolio was able to borrow an amount up to its prospectus-defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at June 30, 2004, or at any time during the six month period ended June 30, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.

8.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds and PBHG Insurance Series Fund (together, the "Trusts"), on behalf of each series portfolio of the Trusts (the "Funds") a Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and Pilgrim Baxter.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending agreement at June 30, 2004, or at any time during the six month period ended June 30, 2004.

9.  SETTLEMENTS AND PENDING LITIGATION

On June 21, 2004, Pilgrim Baxter entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all charges related to "market timing" activity in the PBHG Funds. In the settlements, Pilgrim Baxter, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements require Pilgrim Baxter to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

of the Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the next five years. Pilgrim Baxter, and not the Fund or the Fund's shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties, and associated fees related to these regulatory proceedings. Pilgrim Baxter has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees.

The settlements require Pilgrim Baxter to operate in accordance with enhanced corporate governance policies and practices.

Further information regarding the specific details set forth in the settlement agreements is set forth under "Settlements and Pending Litigation" in the Fund's statements of additional information.

We understand that to date the SEC and NYAG have not settled the action they brought against Pilgrim Baxter's former principals relating to "market timing" activities. The former principals have not been associated with Pilgrim Baxter since November 2003, and Pilgrim Baxter cannot comment on the outcome of the charges against these individuals or the resulting impact of any potential future settlement on the PBHG Funds.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class actions and shareholder derivative suits, have been filed against certain PBHG Funds portfolios, Pilgrim Baxter and certain related parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits have been filed in Federal and state courts and seek such remedies as compensatory damages, restitution, rescission, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorneys' and experts' fees.

On February 20, 2004, the Federal Multi-District Litigation Panel (the "Panel") issued an order centralizing hundreds of cases involving allegations of market timing and/or late trading in the mutual fund industry for administration in the District of Maryland. All of the cases brought against Pilgrim Baxter have been designated as "tag-along" cases and have been transferred to the U.S. District Court for the District of Maryland.

More detailed information regarding the lawsuits is provided in the Fund's statements of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against PBHG Funds, Pilgrim Baxter and related parties in the future. Information about any similar lawsuits will be provided for in the Fund's prospectuses or statements of additional information.

Any potential resolution of these lawsuits may include, but not be limited to, judgments or settlements for damages against Pilgrim Baxter, the Fund or any named defendant. In the event the Fund incurs any losses, costs or expenses in connection with such lawsuits, the Fund's Board of Trustees may pursue claims on behalf of the affected Fund portfolios against any party that may have liability to the Fund in respect thereof.

On May 20, 2004, Olga Menyhart, who claims to be a shareholder of the PBHG Growth Fund and PBHG Emerging Growth Fund (the "Affected Portfolios"), filed suit in the United States District Court for the Middle District of Florida against Pilgrim Baxter, PBHG Fund Distributors, the Fund's distributor, and PBHG Fund Services, the Fund's administrator (together, Pilgrim Baxter, PBHG Fund Distributors and PBHG Fund Services are the "Pilgrim Baxter Entities"). The action is a derivative action brought by the plaintiff on behalf of the Affected Portfolios pursuant to Sections 36(b) and 12(b) under the Investment Company Act of 1940, as amended (the "1940 Act"). The complaint alleges the Pilgrim Baxter Entities received fees under the PBHG Funds' investment advisory agreements and the PBHG Funds' 12b-1 Plans in violation of Sections 12(b) and 36(b) under the 1940 Act. The plaintiff is seeking to (i) rescind the PBHG Funds' investment advisory agreements with Pilgrim Baxter and the PBHG Funds' 12b-1 Plans; (ii) to recover either the total fees charged by the Pilgrim Baxter Entities or excess profits received by the Pilgrim Baxter Entities; and/or (iii) recover other excessive compensation received by, or improper payments wrongfully retained by, the Pilgrim Baxter Entities in breach of their fiduciary duties under the 1940 Act.

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER SMALL-CAP GROWTH FUNDS AVERAGE (THE "AVERAGE") represents 541 mutual funds classified by Lipper, Inc. in the Small-Cap Growth category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The RUSSELL 2000(R) GROWTH INDEX (THE "INDEX") is an unmanaged index comprised of those securities in the Russell 2000(R) Index with a greater-than-average growth orientation.

The Index and the Average are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004

The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, another registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Portfolio's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-347-9256.

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                              IN THE PBHG
                                           TERM OF                                            FUND FAMILY          OTHER
                          POSITION        OFFICE AND                                            COMPLEX        DIRECTORSHIPS
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)             OVERSEEN BY          HELD
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS                  TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson      Chairman of     Trustee       Chief Financial Officer, The Triumph         26      Director, The Triumph
(59)                     the Board       Since 1997    Group, Inc. (manufacturing) since 1992.              Group, Inc. since 1992.
                         and Lead                                                                           Trustee, PBHG Funds
                         Independent                                                                        since 1997.
                         Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards        Trustee         Trustee       Consultant, Syrus Associates (business       26      Trustee, Provident
(57)                                     since 1997    and marketing consulting firm) 1986-2002.            Investment Counsel Trust
                                                                                                            (investment company-5
                                                                                                            portfolios) 1992-2003.
                                                                                                            Trustee, EQ Advisors
                                                                                                            (investment company-37
                                                                                                            portfolios) since 1997.
                                                                                                            Trustee, PBHG Funds
                                                                                                            since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller         Trustee         Trustee       Senior Vice President, Cherry & Webb, CWT    26      Trustee, PBHG Funds
(70)                                     since 1997    Specialty Stores 1995-2000. Advisor and               since 1997.
                                                       Secretary,the Underwoman Shoppes, Inc.
                                                       (retail clothing Stores) 1980-2002.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS**
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock         President       President     President and Director, Pilgrim Baxter &
(48)                                     since 2003    Associates, Ltd. since July 2003. Chief
                                                       Executive Officer, Pilgrim Baxter &
                                                       Associates, Ltd., Trustee, PBHG Fund
                                                       Distributors, PBHG Shareholder Services
                                                       and PBHG Fund Services since November 2003.
                                                       President, PBHG Funds since November 2003.
                                                       Chief Operating Officer, Pilgrim Baxter
                                                       & Associates, Ltd. July 2003-March 2004.
                                                       President and Chief Executive Officer,
                                                       Transamerica Capital, Inc. 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings          Treasurer,      Treasurer,    Vice President, Pilgrim Baxter & Associates,
(40)                     Chief           Chief         Ltd. since 2001 and Sales and Marketing Director,
                         Financial       Financial     Pilgrim Baxter & Associates, Ltd. since 2004.
                         Officer,        Officer,      President, PBHG FundServices since December
                         Controller      Controller    1998. Treasurer, ChiefFinancial Officer and
                                         since 1997    Controller, PBHG Funds since March 1997.
                                                       President, PBHG Shareholder Services,
                                                       Inc. since 2001. President, PBHG Fund
                                                       Distributors 1999-2003. Vice President, PBHG
                                                       Fund Distributors, since March 2003. Treasurer,
                                                       PBHG Fund Services, 1996-1999. Director of
                                                       Mutual Fund Operations, Pilgrim Baxter &
                                                       Associates, Ltd., 1996-2001.
------------------------------------------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004


------------------------------------------------------------------------------------------------------------------------------------
OFFICERS** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------



                                           TERM OF
                          POSITION        OFFICE AND
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr             Vice President  Vice          General Counsel and Secretary, Old Mutual Capital,
(42)                     and Secretary   President     Inc., since May 2004. Chief Operating Officer, Pilgrim
                                         and           Baxter & Associates, Ltd. since March 2004. Senior
                                         Secretary     Vice President, Pilgrim Baxter & Associates, Ltd., since
                                         since 1997    January 2001. General Counsel and Secretary, Pilgrim
                                                       Baxter & Associates, Ltd., since November 1996.
                                                       Vice President and Secretary, PBHG Funds since
                                                       March 1997. General Counsel and Secretary, Pilgrim
                                                       Baxter Value Investors, Inc., 1996-2002. General Counsel
                                                       and Secretary, PBHG Shareholder Services, since June 2001.
                                                       General Counsel and Secretary, PBHG Fund Services and
                                                       PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III   Vice President   Vice          Vice President and Assistant Secretary, PBHG Funds,
(44)                    and Assistant    President     since March 2002. Vice President, Deputy General
                        Secretary        and           Counsel and Assistant Secretary, Pilgrim Baxter &
                                         Assistant     Associates, Ltd., PBHG Fund Distributors and
                                         Secretary     PBHG Fund Services, since January 2004. Vice
                                         since 2002    President, Senior Legal Counsel and Assistant Secretary,
                                                       Pilgrim Baxter & Associates, Ltd., PBHG Fund
                                                       Distributors and PBHG Fund Services, 2001-2004.
                                                       Senior Counsel and Assistant Secretary, Pilgrim Baxter
                                                       Value Investors, Inc., 2001-2002. Director and Senior
                                                       Counsel, Merrill Lynch Investment Managers, L.P. and
                                                       Princeton Administrators, L.P. from September 1997
                                                       until December 2001 and holding various other
                                                       positions with these companies from 1991 to 1997;
                                                       Secretary of various Merrill Lynch and Mercury open-
                                                       end funds, as well as Somerset Exchange Fund and
                                                       The Europe Fund, Inc. until December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon          Vice            Vice          Chief Compliance Officer, Old Mutual Capital, Inc.,
(40)                     President       President     since May 2004. Vice President and Chief Compliance
                                         since 2001    Officer, Pilgrim Baxter & Associates, Ltd. since
                                                       April 2001. Chief Compliance Officer, PBHG Fund
                                                       Services, and PBHG Shareholder Services, and
                                                       Registered Principal, PBHG Fund Distributors, since
                                                       April 2001. Vice President, PBHG Insurance Series
                                                       Funds since April 2001. Chief Compliance Officer,
                                                       Pilgrim Baxter Value Investors, Inc., 2001-2002. Chief
                                                       Compliance Officer, Pilgrim Baxter Private Equity
                                                       Advisor, 2001-2003. Vice President and Deputy
                                                       Compliance Director, Delaware Investments, 1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner        Assistant       Assistant     Fund Administration Manager, Pilgrim Baxter &
(34)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2000    February 2000. Assistant Treasurer, PBHG Funds,
                                                       since December 2000. Fund Accounting Manager,
                                                       SEI Investments Mutual Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne       Assistant       Assistant     Fund Administration Associate, Pilgrim Baxter &
(31)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2001    August 2001. Assistant Treasurer, PBHG Funds,
                                                       since December 2001. Fund Accounting Supervisor,
                                                       PFPC, Inc., 1999-2001. Fund Accountant, PFPC,
                                                       Inc., 1998-1999.
------------------------------------------------------------------------------------------------------------------------------------

**Officer of the Trust until such time as his or her successor is duly elected and qualified.

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--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Dear Shareholder:

Technology stocks saw mixed results during the first six months of 2004, as investors paused to assimilate a wealth of conflicting economic data and other news. Despite generally upbeat statistics affirming the continuing economic recovery, investors became hesitant upon observing some lingering soft spots among various technology sub-sectors. During the period, PBHG Technology & Communications Portfolio underperformed relative to the Pacific Stock Exchange
(PSE) Technology Index(R). For the six months ended June 30, 2004, PBHG Technology & Communications Portfolio returned at net asset value 2.29% versus the return of 5.63% for its benchmark, the PSE Technology Index(R). Investors should keep in mind that past performance is no guarantee of future results and the investment return of the Portfolio will fluctuate.

PERFORMANCE DISCUSSION

A large part of the Portfolio's underperformance was the result of our underweighting relative to the Index in certain areas, most notably the industrial and health care sectors. Meanwhile, we maintained an overweight position in traditional technology industries, particularly semiconductor device and equipment companies. This was in an attempt to fully participate in the strong early cycle recovery gains often enjoyed by these shares. However, these issues disappointed relative to other technology industries, such as certain internet content and computer security software companies. We continue to believe that we are multiple quarters away from a cresting in demand for semiconductor-related products and services, and that the leveraged operating models of many companies within this sub-sector could lead to positive investment returns through the balance of 2004.

While our lack of exposure to certain sectors was detrimental to our results, our stock selection was relatively strong and generally helped to mitigate the overall impact on our performance. This was particularly evident in the first half of the period, when several strong performing stocks with healthy weightings were an advantage to the Portfolio. Among those stocks were several with larger market capitalizations, including AT&T Wireless, Qualcomm, and Motorola. These were all beneficiaries of strengthening conditions in wireless telephone equipment and services. A mid-capitalization stock, Research in Motion, contributed significantly to returns throughout most of the six-month period. Research in Motion, which produces the popular Blackberry handheld email devices, benefited from the recent integration of mobile phone functionality and its resulting popularity with consumers. Another stock that had a significant impact on performance was Yahoo!. Yahoo! posted strong revenues and profits due to the comeback of online advertisers and its ability to find new ways of monetizing its search engine capabilities.

Detracting from results was our substantial underweighting to the health care sector, which was one of the best performing areas for the Index. However, our stock selection within this sector was generally favorable.

LOOKING FORWARD

We believe the challenge for technology companies for the remainder of the year will be their ongoing ability to show growth following a few quarters of rebounding earnings from depressed levels. While a slowing in the rate of change in earnings from these levels is largely anticipated, the degree to which they slow will be a key factor. In the short term, we believe that the spending environment has deteriorated in comparison to expectations. Concerns exist about valuation levels and excess capacity, particularly within the semiconductor industry. Given these concerns, we plan to continue to focus on the opportunities within the technology sector that we believe are showing the most promise. We believe there is upside potential for companies with products in the network security and intrusion detection businesses. In our view, these areas stand a good chance to benefit as businesses seek to spend any remaining funds in their technology budgets by the end of the year.

Sincerely,

/S/JAMES M. SMITH, CFA             /S/MICHAEL S. SUTTON, CFA      /S/JEROME J. HEPPELMANN, CFA     /S/RAYMOND J. MCCAFFREY, CFA

James M. Smith, CFA                Michael S. Sutton, CFA         Jerome J. Heppelmann, CFA        Raymond J. McCaffrey, CFA
Portfolio Manager                  Portfolio Manager              Portfolio Manager                Portfolio Manager

[LOGO OMITTED] PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO                           (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN 1 AS OF JUNE 30, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Annualized      Annualized     Annualized
                                                                   One Year         Three Year       Five Year    Inception to
                                                   Six Months 2     Return            Return          Return          Date 3
------------------------------------------------------------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio            2.29%         25.99%           (19.68)%        (15.60)%        (1.94)%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUNDS THAT INVEST IN A LIMITED NUMBER OF SECURITIES AND IN ONE OR A GROUP OF INDUSTRIES MAY INVOLVE GREATER RISKS THAN MORE DIVERSIFIED FUNDS, INCLUDING GREATER POTENTIAL FOR VOLATILITY. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE LOWER OR HIGHER THAN SHOWN, IS AVAILABLE BY CALLING 1.888.724.4669.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO VERSUS THE PSE TECHNOLOGY INDEX(R) AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE

                    [LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                                                                      LIPPER SCIENCE &
                      PBHG                         PSE                   TECHNOLOGY
             TECH & COMM PORTFOLIO         TECHNOLOGY INDEX(R)4        FUNDS AVERAGE 4
4/30/97              10000                       10000                    10000
5/31/97               9990                       11210                    11365
6/30/97              10320                       11288                    11483
7/31/97              11550                       13031                    13018
8/31/97              11490                       13014                    13042
9/30/97              12290                       13456                    13668
10/31/97             10790                       12074                    12493
11/30/97             10550                       12108                    12396
12/31/97             10410                       11640                    12094
1/31/98              10040                       12116                    12403
2/28/98              11150                       13602                    13829
3/31/98              11590                       13870                    14198
4/30/98              11860                       14412                    14781
5/31/98              10840                       13272                    13707
6/30/98              11690                       13881                    14798
7/31/98              11082                       13846                    14552
8/31/98               9331                       11251                    11656
9/30/98              10642                       12844                    13204
10/31/98             10812                       14301                    14205
11/30/98             12032                       15889                    16040
12/31/98             13762                       18050                    18650
1/31/99              16613                       20697                    21498
2/28/99              14832                       18574                    19531
3/31/99              17423                       19996                    21703
4/30/99              18543                       20703                    22300
5/31/99              17773                       21308                    22045
6/30/99              20283                       24133                    24722
7/31/99              19973                       23989                    24470
8/31/99              21573                       25224                    25735
9/30/99              22063                       25260                    26453
10/31/99             26494                       26749                    29294
11/30/99             31475                       30608                    34113
12/31/99             46017                       39140                    42637
1/31/2000            47367                       38294                    41904
2/29/2000            67680                       47031                    53113
3/31/2000            57469                       46801                    51233
4/30/2000            47577                       43823                    45264
5/31/2000            39836                       40067                    39864
6/30/2000            53808                       44375                    46175
7/31/2000            49107                       41393                    43866
8/31/2000            57549                       47158                    50450
9/30/2000            53118                       41860                    45133
10/31/2000           43064                       39154                    40394
11/30/2000           26376                       32731                    30360
12/31/2000           26634                       32832                    29650
1/31/2001            28570                       37003                    32775
2/28/2001            20032                       30255                    24011
3/31/2001            14946                       26708                    20236
4/30/2001            18591                       31056                    24126
5/31/2001            17656                       29939                    23083
6/30/2001            16763                       29287                    22848
7/31/2001            15441                       27763                    20904
8/31/2001            12774                       25531                    18255
9/30/2001             9272                       20881                    14299
10/31/2001           10947                       24181                    16550
11/30/2001           12973                       27452                    19090
12/31/2001           12700                       27769                    19264
1/31/2002            12623                       27631                    18956
2/28/2002            10441                       25375                    16378
3/31/2002            11493                       27689                    17922
4/30/2002             9779                       24471                    15745
5/31/2002             8922                       23491                    14817
6/30/2002             7246                       20766                    12826
7/31/2002             6623                       18347                    11423
8/31/2002             6233                       18116                    11093
9/30/2002             5220                       15614                     9419
10/31/2002            5922                       18217                    11005
11/30/2002            6857                       20808                    12854
12/31/2002            5844                       18567                    11116
1/31/2003             5688                       18398                    11070
2/28/2003             5805                       18512                    11132
3/31/2003             5688                       18504                    11084
4/30/2003             6194                       20162                    12212
5/31/2003             6935                       22655                    13764
6/30/2003             6896                       22816                    13849
7/31/2003             7207                       24084                    14672
8/31/2003             7909                       25628                    15774
9/30/2003             7636                       25032                    15341
10/31/2003            8376                       27008                    16940
11/30/2003            8454                       27534                    17262
12/31/2003            8493                       28336                    17291
1/31/2004             8922                       29833                    18206
2/29/2004             8766                       29561                    17893
3/31/2004             8532                       29047                    17492
4/30/2004             7909                       27896                    16189
5/31/2004             8454                       29071                    17092
6/30/2004             8688                       29933                    17419

1 The PBHG Technology & Communications Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions.The performance figures quoted may be lower at this time due to recent market volatility. Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future. Securities of smaller companies involve more risk and price volatility than larger, more established companies. Funds that concentrate investments in one or a group of industries may involve greater risks than more diversified funds, including greater potential for volatility. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance would have been lower. Investors considering the PBHG Technology & Communications Portfolio should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the fees and charges associated with the variable annuity provider. Early withdrawals may result in tax penalties as well as any sales charges assessed by the variable annuity provider. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the portfolio's investment objectives, risks, charges and expenses and should be read carefully and considered before investing.
2 The six month return has not been annualized.
3 PBHG Technology & Communications Portfolio commenced operations on April 30,
  1997.
4 For more information on the PSE Technology Index(R) and the Lipper Science &
  Technology Funds Average please see the PBHG Disclosure Notes on page 116.

SUB-SECTOR WEIGHTINGS AT JUNE 30, 2004*

[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

AEROSPACE/DEFENSE                        1%
BIOTECH                                  4%
COMPUTER HARDWARE                       10%
INTERNET                                 8%
NETWORKING/TELECOM EQ                   11%
OTHER                                    1%
SEMICONDUCTOR                           27%
SEMICONDUCTOR EQUIPMENT                  8%
SERVICES                                13%
SOFTWARE                                14%
TELECOM/MEDIA                            3%

* % of Equity


TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2004

Qualcomm                                          2.1%
Cisco Systems                                     2.0%
Symantec                                          2.0%
Microsoft                                         2.0%
Yahoo!                                            2.0%
DST Systems                                       1.9%
Nextel Communications, Cl A                       1.9%
Oracle                                            1.9%
Intuit                                            1.8%
Intersil, Cl A                                    1.8%
------------------------------------------------------
COMBINED TOP TEN HOLDINGS AS A %
OF TOTAL PORTFOLIO INVESTMENTS IN
COMMON STOCK                                     19.4%

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--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

STATEMENT OF NET ASSETS
AS OF JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.6%
CONSUMER CYCLICAL -- 0.8%
ENTERTAINMENT SOFTWARE -- 0.8%
Electronic Arts*                       22,400    $      1,222
                                                 ------------
                                                        1,222
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $1,143)                   1,222
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 4.3%
DIAGNOSTIC EQUIPMENT -- 0.7%
Gen-Probe*                             22,500           1,065
                                                 ------------
                                                        1,065
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.8%
Boston Scientific*                     31,300           1,340
                                                 ------------
                                                        1,340
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 2.8%
Amgen*                                 20,800           1,135
Celgene*                               20,100           1,151
Genentech*                             37,000           2,079
                                                 ------------
                                                        4,365
                                                 ------------
TOTAL HEALTH CARE (COST $4,488)                         6,770
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 5.0%
COMPUTER SERVICES -- 3.6%
DST Systems*                           63,600           3,059
Manhattan Associates*                  34,300           1,059
Sungard Data Systems*                  58,000           1,508
                                                 ------------
                                                        5,626
--------------------------------------------------------------------------------
E-COMMERCE/SERVICES -- 1.4%
eBay*                                  24,900           2,289
                                                 ------------
                                                        2,289
                                                 ------------
TOTAL SERVICES (COST $ 4,837)                           7,915
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 85.5%
APPLICATIONS SOFTWARE -- 7.2%
Infosys Technologies ADR               18,400           1,707
Intuit*                                74,500           2,874
Microsoft                             110,700           3,162
Red Hat*                               30,800             708
Satyam Computer Services ADR*          67,700           1,252
Serena Software*                       53,500           1,021
Siebel Systems*                        56,900             608
                                                 ------------
                                                       11,332
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 2.3%
Nextel Communications, Cl A*          113,400           3,023
Nextel Partners, Cl A*                 41,600             662
                                                 ------------
                                                        3,685
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                           Shares        Value (000)
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 1.0%
Avid Technology*                       27,600    $      1,506
                                                 ------------
                                                        1,506
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 2.4%
Autodesk                               53,500           2,290
Parametric Technology*                307,200           1,536
                                                 ------------
                                                        3,826
--------------------------------------------------------------------------------
COMPUTERS -- 7.8%
Apple Computer*                        22,700             739
Dell*                                  39,600           1,418
Hewlett-Packard                       124,700           2,631
International Business Machines        30,800           2,715
PalmOne*                               59,900           2,083
Research In Motion*                    39,000           2,669
                                                 ------------
                                                       12,255
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 4.4%
Dot Hill Systems*                      63,000             706
EMC*                                  170,100           1,939
Network Appliance*                     66,800           1,438
Sandisk*                               77,200           1,675
Storage Technology*                    43,400           1,259
                                                 ------------
                                                        7,017
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 5.9%
Automatic Data Processing              57,100           2,391
Filenet*                               57,800           1,825
First Data                             62,000           2,760
Fiserv*                                59,300           2,306
                                                 ------------
                                                        9,282
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 1.2%
Cognos*                                52,700           1,906
                                                 ------------
                                                        1,906
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.7%
Jabil Circuit*                         45,700           1,151
                                                 ------------
                                                        1,151
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 13.8%
Applied Micro Circuits*               382,500           2,035
Broadcom, Cl A*                        53,300           2,493
Conexant Systems*                     387,264           1,677
DSP Group*                             46,800           1,275
Intel                                  72,700           2,006
International Rectifier*               28,400           1,176
Intersil, Cl A                        130,800           2,833
Microchip Technology                   27,200             858
Microsemi*                            114,000           1,620
Nvidia*                                38,200             783
QLogic*                                52,900           1,407
Silicon Laboratories*                  26,200           1,214
Xilinx*                                19,200             640
Zoran*                                 93,800           1,721
                                                 ------------
                                                       21,738
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.4%
Magma Design Automation*               33,300             640
                                                 ------------
                                                          640
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

--------------------------------------------------------------------------------
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ELECTRONIC FORMS -- 0.9%
Adobe Systems                          32,000    $      1,488
                                                 ------------
                                                        1,488
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 5.1%
BMC Software*                         105,400           1,950
Novell*                                34,400             289
Oracle*                               250,300           2,986
Peoplesoft*                           104,300           1,929
SAP ADR                                20,200             845
                                                 ------------
                                                        7,999
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 1.1%
eResearch Technology*                  63,375           1,775
                                                 ------------
                                                        1,775
--------------------------------------------------------------------------------
INTERNET CONTENT-INFORMATION/NETWORKS-- 0.5%
Infospace*                             23,300             886
                                                 ------------
                                                          886
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.4%
F5 Networks*                           22,500             596
                                                 ------------
                                                          596
--------------------------------------------------------------------------------
INTERNET SECURITY -- 3.5%
Check Point Software Technologies*     88,100           2,378
Symantec*                              73,100           3,200
                                                 ------------
                                                        5,578
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 4.4%
Cisco Systems*                        135,500           3,211
Juniper Networks*                      81,300           1,998
Polycom*                               75,500           1,692
                                                 ------------
                                                        6,901
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 7.9%
Analog Devices                         59,900           2,820
Cypress Semiconductor*                 66,700             946
Emulex*                                80,200           1,148
Integrated Device Technology*         184,000           2,547
Linear Technology                      42,600           1,681
Marvell Technology Group*              51,600           1,378
Maxim Integrated Products              38,600           2,023
                                                 ------------
                                                       12,543
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 3.9%
Applied Materials*                    122,200           2,398
Kla-Tencor*                            21,600           1,067
Lam Research*                          43,900           1,176
Varian Semiconductor
   Equipment Associates*               41,500           1,600
                                                 ------------
                                                        6,241
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.6%
Altiris*                               33,300             919
                                                 ------------
                                                          919
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 3.9%
Andrew*                                94,500    $      1,891
Lucent Technologies*                  284,000           1,074
Nokia ADR                             142,800           2,076
Plantronics*                           26,600           1,120
                                                 ------------
                                                        6,161
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS-- 1.2%
Corning*                              144,900           1,892
                                                 ------------
                                                        1,892
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 2.0%
Yahoo!*                                85,900           3,121
                                                 ------------
                                                        3,121
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 3.0%
Motorola                               84,900           1,550
Qualcomm                               44,300           3,233
                                                 ------------
                                                        4,783
                                                 ------------
TOTAL TECHNOLOGY (COST $106,874)                      135,221
                                                 ------------
TOTAL COMMON STOCK (COST $117,342)                    151,128
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.1%
Morgan Stanley
   1.400%, dated 06/30/04, to be
   repurchased on 07/01/04,
   repurchase price $6,496,405
   (collateralized by U.S. Government
   Obligations: total market
   value $6,628,157) (A)               $6,496           6,496
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $6,496)                6,496
                                                 ------------
TOTAL INVESTMENTS-- 99.7% (COST $123,838)             157,624
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.3%
Receivable for investment securities sold               1,883
Payable for investment advisory fees                     (108)
Payable for administrative fees                           (19)
Payable for trustees' fees                                 (6)
Other assets and liabilities, net                      (1,299)
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                   451
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value, unlimited
   authorization) based on 70,862,961
   outstanding shares of beneficial interest        1,567,399
Accumulated net investment loss                          (726)
Accumulated net realized loss on investments       (1,442,384)
Net unrealized appreciation on investments             33,786
                                                 ------------
TOTAL NET ASSETS-- 100.0%                        $    158,075
                                                 ------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $2.23
                                                        -----

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                       108

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--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

STATEMENT OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
     Dividends........................................................ $   205
     Interest.........................................................      26
     Less: Foreign Taxes Withheld.....................................      (9)
                                                                       -------
        Total Investment Income.......................................     222
                                                                       -------
EXPENSES:
     Investment Advisory Fees.........................................     717
     Administrative Fees..............................................     127
     Trustees' Fees...................................................      14
     Printing Fees....................................................      38
     Professional Fees................................................      28
     Transfer Agent Fees..............................................      12
     Custodian Fees...................................................       9
     Other Fees.......................................................       3
                                                                       -------
          Total Expenses..............................................     948
                                                                       -------
NET INVESTMENT LOSS...................................................    (726)
                                                                       -------
Net Realized Gain from Security Transactions..........................  18,120
Net Change in Unrealized Depreciation on Investments.................. (13,104)
                                                                       -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.......................   5,016
                                                                       -------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $ 4,290
                                                                       -------

The accompanying notes are an integral part of the financial statements.

                                       109

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--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2003, RESPECTIVELY

                                                                                                   01/01/04          01/01/03
                                                                                                      to                to
                                                                                                   06/30/04          12/31/03
                                                                                                  ----------        ----------
INVESTMENT ACTIVITIES:
   Net Investment Loss......................................................................       $   (726)         $  (1,655)
   Net Realized Gain from Security Transactions.............................................         18,120             24,341
   Net Change in Unrealized Appreciation (Depreciation) on Investments .....................        (13,104)            50,516
                                                                                                   --------          ---------
   Net Increase in Net Assets Resulting from Operations.....................................          4,290             73,202
                                                                                                   --------          ---------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued............................................................................          3,646             65,547
   Shares Redeemed..........................................................................        (42,828)          (114,048)
                                                                                                   --------          ---------
   Decrease in Net Assets Derived from Capital Share Transactions...........................        (39,182)           (48,501)
                                                                                                   --------          ---------
   Total Increase (Decrease) in Net Assets..................................................        (34,892)            24,701
                                                                                                   --------          ---------
NET ASSETS:
   Beginning of Period......................................................................        192,967            168,266
                                                                                                   --------          ---------
   End of Period............................................................................       $158,075          $ 192,967
                                                                                                   --------          ---------
   Accumulated Net Investment Loss..........................................................       $   (726)         $      --
                                                                                                   --------          ---------
SHARES ISSUED AND REDEEMED:
   Shares Issued............................................................................          1,640             36,604
   Shares Redeemed..........................................................................        (19,170)           (60,746)
                                                                                                   --------          ---------
   Net Decrease in Shares Outstanding.......................................................        (17,530)           (24,142)
                                                                                                   --------          ---------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                       110

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--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD



                                                 Net
                Net                         Realized and                                                             Net
               Asset                         Unrealized                       Distributions                         Asset
              Value,             Net          Gains or           Total            from                             Value,
             Beginning       Investment        Losses            from            Capital            Total            End
             of Period          Loss        on Securities     Operations          Gains         Distributions     of Period
----------------------------------------------------------------------------------------------------------------------------------
  2004**      $ 2.18            $(0.01)1      $  0.06          $  0.05             --                 --         $ 2.23
  2003          1.50             (0.02)1         0.70             0.68             --                 --           2.18
  2002          3.26             (0.03)         (1.73)           (1.76)            --                 --           1.50
  2001         24.77             (0.03)1       (14.63)          (14.66)        $(6.85)            $(6.85)          3.26
  2000         46.01             (0.34)        (17.29)          (17.63)         (3.61)             (3.61)         24.77
  1999         13.76             (0.13)1        32.38            32.25             --                 --          46.01

                                                                                                         Ratio
                                                                                                        of Net
                                                                    Ratio            Ratio            Investment
                                  Net                              of Net         of Expenses            Loss
                                Assets,            Ratio         Investment       to Average          to Average
                                  End           of Expenses         Loss          Net Assets          Net Assets     Portfolio
                Total          of Period        to Average       to Average       (Excluding          (Excluding     Turnover
               Return            (000)          Net Assets       Net Assets        Waivers)            Waivers)        Rate
-------------------------------------------------------------------------------------------------------------------------------
  2004**        2.29%+      $   158,075           1.13%*          (0.86)%*          1.13%*             (0.86)%*        44.76%+
  2003         45.33%           192,967           1.10%           (0.84)%           1.10%              (0.84)%        167.83%
  2002        (53.99)%          168,266           1.08%           (0.85)%           1.08%              (0.85)%        236.25%
  2001        (52.32)%          453,689           1.05%           (0.58)%           1.05%              (0.58)%        285.73%
  2000        (42.12)%        1,160,087           1.04%           (0.77)%           1.04%              (0.77)%        311.59%
  1999        234.38%         1,635,448           1.09%           (0.64)%           1.09%              (0.64)%        273.76%

  * Annualized.
 ** For the six month period ended June 30, 2004 (Unaudited).
  + Total return and portfolio turnover have not been annualized.
  1 Per share calculations were performed using average shares for the period.

    Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                       111

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--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2004 (UNAUDITED)

1.  ORGANIZATION

PBHG Technology & Communications Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio") and the PBHG Stable Value Portfolio (the "Stable Value Portfolio"), (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Select 20 Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio or the Small Cap Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objective, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2004, 70% and 13%, respectively, of the outstanding shares of the Portfolio were held by the separate accounts of two participating insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. If a security price cannot be obtained from an independent, third-party pricing agent, SEI Investments Global Funds Services (the "Sub-Administrator") shall seek to obtain a bid price from at least one independent broker. PBHG Fund Services (the "Administrator") shall supply the Sub-Administrator with the appropriate broker contact(s), and, to ensure independence, the Sub-Administrator will contact the broker(s) at least on a weekly basis in order to obtain an independent quotation. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the

                                       112

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--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

COMPENSATING BALANCES -- If the Portfolio has a cash overdraft in excess of $100,000, it is required to leave 112% in compensating balance with Wachovia Bank, National Association, the custodian of the Portfolio, on the following day. If the Portfolio has a positive cash balance in excess of $100,000, it is allowed to overdraw 90% of the balance with Wachovia Bank, N.A. on the following day.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. Certain prior year amounts have been reclassified to conform to current year presentation.

DIRECTED BROKERAGE -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolio. Directed brokerage arrangements are reported as realized gains of the Portfolio. During the six month period ended June 30, 2004, the Portfolio received cash in the amount of $8,678 under these arrangements.

3.   INVESTMENT ADVISORY FEES, ADMINISTRATIVE
     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter" or the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. No amounts have been recaptured by the Adviser during the six month period ended June 30, 2004.

PBHG Fund Services, an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc., parent company of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings, Inc. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid a portion of the Administrator's fee equal to the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio inthe PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund.

Certain officers and trustees of the Fund are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor. These interested persons received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2004, amounted to $73,064,421 and $111,141,946, respectively.

                                       113

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--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

5.  FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

No dividends or distributions were declared during the years ended December 31, 2003 and 2002, respectively.

As of December 31, 2003, the components of accumulated losses were as follows
(000):

Capital loss carryforwards expiring:

           December 2009               $(1,183,062)
           December 2010                  (273,029)
Unrealized appreciation                     42,477
                                       -----------
                                       $(1,413,614)
                                       ===========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years.

During the year ended December 31, 2003, the Portfolio utilized $7,804 (000) of capital loss carryforwards to offset net realized capital gains.

At June 30, 2004, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2004 were as follows
(000):

        FEDERAL                                       NET
          TAX      UNREALIZED      UNREALIZED     UNREALIZED
         COST     APPRECIATION    DEPRECIATION   APPRECIATION
        --------  -------------   -------------  -------------
       $123,838      $37,273        $(3,487)        $33,786

6.  CONCENTRATIONS/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors. In addition, the Portfolio is concentrated, which means it will invest 25% or more of its total assets in specific industries.

7.  LINE OF CREDIT

Until June 3, 2004, the Portfolio was able to borrow an amount up to its prospectus-defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit bore interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family paid an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio was allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings under the line of credit at June 30, 2004, or at any time during the six month period ended June 30, 2004. Effective June 3, 2004, the line of credit was discontinued for the PBHG Fund Family.

8.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds and PBHG Insurance Series Fund (together, the "Trusts"), on behalf of each series portfolio of the Trusts (the "Funds") a Fund may borrow or lend an amount up to its prospectus-defined limitations from or to other funds. All such borrowing and lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and Pilgrim Baxter.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).

The Portfolio had no outstanding borrowings or loans under the interfund lending arrangement at June 30, 2004, or at any time during the six month period ended June 30, 2004.

                                      114

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--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

9.  SETTLEMENTS AND PENDING LITIGATION

On June 21, 2004, Pilgrim Baxter entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all charges related to "market timing" activity in the PBHG Funds. In the settlements, Pilgrim Baxter, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements require Pilgrim Baxter to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all of the Funds' portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the next five years. Pilgrim Baxter, and not the Fund or the Fund's shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties, and associated fees related to these regulatory proceedings. Pilgrim Baxter has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees.

The settlements require Pilgrim Baxter to operate in accordance with enhanced corporate governance policies and practices. Further information regarding the specific details set forth in the settlement agreements is set forth under "Settlements and Pending Litigation" in the Fund's statements of additional information.

We understand that to date the SEC and NYAG have not settled the action they brought against Pilgrim Baxter's former principals relating to "market timing" activities. The former principals have not been associated with Pilgrim Baxter since November 2003, and Pilgrim Baxter cannot comment on the outcome of the charges against these individuals or the resulting impact of any potential future settlement on the PBHG Funds.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class actions and shareholder derivative suits, have been filed against certain PBHG Funds portfolios, Pilgrim Baxter and certain related parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits have been filed in Federal and state courts and seek such remedies as compensatory damages, restitution, rescission, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorneys' and experts' fees.

On February 20, 2004, the Federal Multi-District Litigation Panel (the "Panel") issued an order centralizing hundreds of cases involving allegations of market timing and/or late trading in the mutual fund industry for administration in the District of Maryland. All of the cases brought against Pilgrim Baxter have been designated as "tag-along" cases and have been transferred to the U.S. District Court for the District of Maryland.

More detailed information regarding the lawsuits is provided in the Fund's statements of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against PBHG Funds, Pilgrim Baxter and related parties in the future. Information about any similar lawsuits will be provided for in the Fund's prospectuses or statements of additional information.

Any potential resolution of these lawsuits may include, but not be limited to, judgments or settlements for damages against Pilgrim Baxter, the Fund or any named defendant. In the event the Fund incurs any losses, costs or expenses in connection with such lawsuits, the Fund's Board of Trustees may pursue claims on behalf of the affected Fund portfolios against any party that may have liability to the Fund in respect thereof.

On May 20, 2004, Olga Menyhart, who claims to be a shareholder of the PBHG Growth Fund and PBHG Emerging Growth Fund (the "Affected Portfolios"), filed suit in the United States District Court for the Middle District of Florida against Pilgrim Baxter, PBHG Fund Distributors, the Fund's distributor, and PBHG Fund Services, the Fund's administrator (together, Pilgrim Baxter, PBHG Fund Distributors and PBHG Fund Services are the "Pilgrim Baxter Entities"). The action is a derivative action brought by the plaintiff on behalf of the Affected Portfolios pursuant to Sections 36(b) and 12(b) under the Investment Company Act of 1940, as amended (the "1940 Act"). The complaint alleges the Pilgrim Baxter Entities received fees under the PBHG Funds' investment advisory agreements and the PBHG Funds' 12b-1 Plans in violation of Sections 12(b) and 36(b) under the 1940 Act. The plaintiff is seeking to (i) rescind the PBHG Funds' investment advisory agreements with Pilgrim Baxter and the PBHG Funds' 12b-1 Plans; (ii) to recover either the total fees charged by the Pilgrim Baxter Entities or excess profits received by the Pilgrim Baxter Entities; and/or (iii) recover other excessive compensation received by, or improper payments wrongfully retained by, the Pilgrim Baxter Entities in breach of their fiduciary duties under the 1940 Act.

                                       115

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--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE (THE "AVERAGE") represents 321 mutual funds classified by Lipper, Inc. in the Science & Technology category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The PSE TECHNOLOGY INDEX(R)(THE "INDEX") is a price-weighted index of the top 100 U.S. technology stocks.

The Index and the Average are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

                                       116

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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004

The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Funds, another registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and officers can be contacted c/o Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Portfolio's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-347-9256.

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                              IN THE PBHG
                                           TERM OF                                            FUND FAMILY          OTHER
                          POSITION        OFFICE AND                                            COMPLEX        DIRECTORSHIPS
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)             OVERSEEN BY          HELD
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS                  TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson      Chairman of     Trustee       Chief Financial Officer, The Triumph         26      Director, The Triumph
(59)                     the Board       Since 1997    Group, Inc. (manufacturing) since 1992.              Group, Inc. since 1992.
                         and Lead                                                                           Trustee, PBHG Funds
                         Independent                                                                        since 1997.
                         Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards        Trustee         Trustee       Consultant, Syrus Associates (business       26      Trustee, Provident
(57)                                     since 1997    and marketing consulting firm) 1986-2002.            Investment Counsel Trust
                                                                                                            (investment company-5
                                                                                                            portfolios) 1992-2003.
                                                                                                            Trustee, EQ Advisors
                                                                                                            (investment company-37
                                                                                                            portfolios) since 1997.
                                                                                                            Trustee, PBHG Funds
                                                                                                            since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller         Trustee         Trustee       Senior Vice President, Cherry & Webb, CWT    26      Trustee, PBHG Funds
(70)                                     since 1997    Specialty Stores 1995-2000. Advisor and               since 1997.
                                                       Secretary,the Underwoman Shoppes, Inc.
                                                       (retail clothing Stores) 1980-2002.
------------------------------------------------------------------------------------------------------------------------------------
*Trustee of the Trust until such time as his or her successor is duly elected and appointed.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS**
------------------------------------------------------------------------------------------------------------------------------------
David J. Bullock         President       President     President and Director, Pilgrim Baxter &
(48)                                     since 2003    Associates, Ltd. since July 2003. Chief
                                                       Executive Officer, Pilgrim Baxter &
                                                       Associates, Ltd., Trustee, PBHG Fund
                                                       Distributors, PBHG Shareholder Services
                                                       and PBHG Fund Services since November 2003.
                                                       President, PBHG Funds since November 2003.
                                                       Chief Operating Officer, Pilgrim Baxter
                                                       & Associates, Ltd. July 2003-March 2004.
                                                       President and Chief Executive Officer,
                                                       Transamerica Capital, Inc. 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings          Treasurer,      Treasurer,    Vice President, Pilgrim Baxter & Associates,
(40)                     Chief           Chief         Ltd. since 2001 and Sales and Marketing Director,
                         Financial       Financial     Pilgrim Baxter & Associates, Ltd. since 2004.
                         Officer,        Officer,      President, PBHG FundServices since December
                         Controller      Controller    1998. Treasurer, ChiefFinancial Officer and
                                         since 1997    Controller, PBHG Funds since March 1997.
                                                       President, PBHG Shareholder Services,
                                                       Inc. since 2001. President, PBHG Fund
                                                       Distributors 1999-2003. Vice President, PBHG
                                                       Fund Distributors, since March 2003. Treasurer,
                                                       PBHG Fund Services, 1996-1999. Director of
                                                       Mutual Fund Operations, Pilgrim Baxter &
                                                       Associates, Ltd., 1996-2001.
------------------------------------------------------------------------------------------------------------------------------------

                                       117

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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------



                                           TERM OF
                          POSITION        OFFICE AND
                          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE    THE TRUST      TIME SERVED        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr             Vice President  Vice          General Counsel and Secretary, Old Mutual Capital,
(42)                     and Secretary   President     Inc., since May 2004. Chief Operating Officer, Pilgrim
                                         and           Baxter & Associates, Ltd. since March 2004. Senior
                                         Secretary     Vice President, Pilgrim Baxter & Associates, Ltd., since
                                         since 1997    January 2001. General Counsel and Secretary, Pilgrim
                                                       Baxter & Associates, Ltd., since November 1996.
                                                       Vice President and Secretary, PBHG Funds since
                                                       March 1997. General Counsel and Secretary, Pilgrim
                                                       Baxter Value Investors, Inc., 1996-2002. General Counsel
                                                       and Secretary, PBHG Shareholder Services, since June 2001.
                                                       General Counsel and Secretary, PBHG Fund Services and
                                                       PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III   Vice President   Vice          Vice President and Assistant Secretary, PBHG Funds,
(44)                    and Assistant    President     since March 2002. Vice President, Deputy General
                        Secretary        and           Counsel and Assistant Secretary, Pilgrim Baxter &
                                         Assistant     Associates, Ltd., PBHG Fund Distributors and
                                         Secretary     PBHG Fund Services, since January 2004. Vice
                                         since 2002    President, Senior Legal Counsel and Assistant Secretary,
                                                       Pilgrim Baxter & Associates, Ltd., PBHG Fund
                                                       Distributors and PBHG Fund Services, 2001-2004.
                                                       Senior Counsel and Assistant Secretary, Pilgrim Baxter
                                                       Value Investors, Inc., 2001-2002. Director and Senior
                                                       Counsel, Merrill Lynch Investment Managers, L.P. and
                                                       Princeton Administrators, L.P. from September 1997
                                                       until December 2001 and holding various other
                                                       positions with these companies from 1991 to 1997;
                                                       Secretary of various Merrill Lynch and Mercury open-
                                                       end funds, as well as Somerset Exchange Fund and
                                                       The Europe Fund, Inc. until December 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon          Vice            Vice          Chief Compliance Officer, Old Mutual Capital, Inc.,
(40)                     President       President     since May 2004. Vice President and Chief Compliance
                                         since 2001    Officer, Pilgrim Baxter & Associates, Ltd. since
                                                       April 2001. Chief Compliance Officer, PBHG Fund
                                                       Services, and PBHG Shareholder Services, and
                                                       Registered Principal, PBHG Fund Distributors, since
                                                       April 2001. Vice President, PBHG Insurance Series
                                                       Funds since April 2001. Chief Compliance Officer,
                                                       Pilgrim Baxter Value Investors, Inc., 2001-2002. Chief
                                                       Compliance Officer, Pilgrim Baxter Private Equity
                                                       Advisor, 2001-2003. Vice President and Deputy
                                                       Compliance Director, Delaware Investments, 1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner        Assistant       Assistant     Fund Administration Manager, Pilgrim Baxter &
(34)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2000    February 2000. Assistant Treasurer, PBHG Funds,
                                                       since December 2000. Fund Accounting Manager,
                                                       SEI Investments Mutual Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne       Assistant       Assistant     Fund Administration Associate, Pilgrim Baxter &
(31)                     Treasurer       Treasurer     Associates, Ltd. and PBHG Fund Services, since
                                         since 2001    August 2001. Assistant Treasurer, PBHG Funds,
                                                       since December 2001. Fund Accounting Supervisor,
                                                       PFPC, Inc., 1999-2001. Fund Accountant, PFPC,
                                                       Inc., 1998-1999.
------------------------------------------------------------------------------------------------------------------------------------

**Officer of the Trust until such time as his or her successor is duly elected and qualified.

[BLANK PAGE]

[LOGO OMITTED]

PBHG Insurance Series Fund
P.O. Box 419229
Kansas City, MO 64141-6229

Investment Adviser
Pilgrim Baxter & Associates,Ltd.

Distributor:
PBHG Fund Distributors, Wayne, PA.
Copyright(C)1999-2004.
Old Mutual Investment Partners,
Member NASD



This semi-annual report is for the information of PBHG Insurance Series Fund shareholders, but may be used with prospective investors when preceded or accompanied by a current prospectus for PBHG Insurance Series Fund and a performance update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report present past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Managers' comments are as of June 30, 2004, are subject to change, and may not reflect their current views. This material represents the managers' assessment of their portfolios and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding the Portfolios or any stock in particular. The purchase and sale information provided should not be construed as a recommendation to purchase or sell a particular security. There is no assurance, as of the date of publication of this material, that the securities purchased remain in the portfolio or that the securities sold have not been repurchased.

PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown in this report does not reflect the expenses of the insurance company separate accounts. You should contact the appropriate insurance company for that information. Variable annuity and life contracts are intended to be long-term investment vehicles. Early redemptions could be subject to surrender charges imposed by the insurance company and tax penalties imposed under the relevant tax code(s). If you have questions about the tax implications of these vehicles, you should contact a qualified tax professional.

A description of the guidelines that the Portfolio or the Portfolio's investment adviser/sub-adviser uses to vote proxies relating to portfolio securities is available without charge (i) upon request, by calling 800-347-9256; and (ii) on the Commission's website at http//www.sec.gov; and beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended June 30, 2004 will be available without charge on the Commission's website at http://www.sec.gov.

The PBHG Insurance Series Fund has adopted a Code of Ethical Conduct pursuant to
Section 406 of the Sarbanes-Oxley Act. You may obtain a copy of this Code of Conduct upon request by calling 1-800-347-9256 or by visiting the Securities Exchange Commission website at www.sec.gov.


04-313 8/04

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end investment management companies.

Item 6.    (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment management companies.

Item 8. Purchasers of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 9.    Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 11.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PBHG Insurance Series Fund




By (Signature and Title)                                      /s/  David J. Bullock
                                                              -----------------------------------------
                                                              David J. Bullock, President and Principal
                                                              Executive Officer
Date August 16, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                                      /s/ David J. Bullock
                                                              -----------------------------------------
                                                              David J. Bullock, President and Principal
                                                              Executive Officer
Date August 16, 2004


By (Signature and Title)                                      /s/ Lee T. Cummings
                                                              ----------------------------------------
                                                              Lee T. Cummings, Treasurer and Principal
                                                              Financial Officer

Date August 16, 2004
